Shareholder Report		4 Months Ended	12 Months Ended
		Apr. 30, 2025	Dec. 31, 2025 USD ($) Holding	Dec. 31, 2024
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Principal Variable Contracts Funds, Inc.
Entity Central Index Key			0000012601
Entity Investment Company Type			N-1A
Document Period End Date			Dec. 31, 2025
C000260396
Shareholder Report [Line Items]
Fund Name			Blue Chip Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Blue Chip Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]			This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$64Footnote Reference*	0.90%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from April 30, 2025, date operations commenced, through December 31, 2025. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Expenses Paid, Amount	[1]		$ 64
Expense Ratio, Percent	[2]		0.90%
Expenses Short Period Footnote [Text Block]			Expenses are for the period from April 30, 2025, date operations commenced, through December 31, 2025. Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations that display characteristics of a “blue chip” company. For this Fund, “blue chip” companies typically display some or all of the following characteristics: (1) large, well-established, and financially sound companies; and (2) considered market leaders or among the top three companies in their sector. The Fund tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above-average earnings. The Fund also invests in securities of foreign companies. Over the year, entertainment streaming service Netflix was the top contributor relative to the Russell 1000 Growth Index (“Index”). The company reported in October that market share and engagement were at an all-time high. Lack of allocation to energy and utilities, and a lower allocation in consumer staples benefited performance relative to the Index. Company selection in information technology was the biggest detractor. Less exposure to companies driven higher by the artificial intelligence capital expenditure surge detracted from performance relative to the Index. Software holdings including Roper Technologies and Cadence Design sold off this year on the narrative that generative artificial intelligence will be able to replace software. The team saw no evidence of a change in the competitive environment for these businesses. Selection in health care companies detracted relative to the Index, including Zoetis and Danaher. Animal health business Zoetis declined around a competitor’s new product launch. Zoetis has a strong lineup of new products in its pipeline. Danaher saw its bioprocessing business return to growth in the third quarter, following a post-pandemic destocking period. Vehicle salvage and auction business Copart detracted, caused by lower volumes due to a rise in uninsured drivers. Insurance premiums have started to come down, and the temporary headwinds should abate.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $16,323	Russell 1000 Index $19,411	Russell 1000 Growth Index $21,232
11/20	10,000	10,000	10,000
12/20	10,340	10,265	10,409
1/21	9,990	10,180	10,332
2/21	10,310	10,475	10,330
3/21	10,520	10,872	10,507
4/21	11,390	11,457	11,222
5/21	11,400	11,512	11,067
6/21	12,060	11,800	11,761
7/21	12,440	12,045	12,149
8/21	12,870	12,394	12,603
9/21	12,201	11,824	11,897
10/21	13,031	12,645	12,928
11/21	12,761	12,475	13,007
12/21	12,896	12,981	13,282
1/22	11,698	12,249	12,142
2/22	10,993	11,913	11,626
3/22	11,225	12,315	12,081
4/22	9,775	11,217	10,622
5/22	9,715	11,200	10,375
6/22	9,987	11,218	10,700
7/22	9,443	10,787	10,201
8/22	8,883	10,574	9,748
9/22	9,467	11,146	10,192
12/22	8,873	10,498	9,412
1/23	9,639	11,202	10,196
2/23	9,276	10,935	10,075
3/23	9,659	11,281	10,764
4/23	9,871	11,421	10,870
5/23	10,062	11,474	11,366
6/23	10,788	12,249	12,143
7/23	11,101	12,670	12,552
8/23	11,141	12,448	12,439
9/23	10,506	11,863	11,763
10/23	10,496	11,577	11,595
11/23	11,847	12,658	12,859
12/23	12,341	13,283	13,429
1/24	12,653	13,468	13,764
2/24	13,289	14,195	14,703
3/24	13,541	14,650	14,961
4/24	12,946	14,027	14,327
5/24	13,359	14,687	15,184
6/24	13,873	15,174	16,208
7/24	14,004	15,394	15,933
8/24	14,277	15,759	16,265
9/24	14,498	16,096	16,725
10/24	14,297	15,984	16,670
11/24	15,355	17,013	17,751
12/24	14,932	16,538	17,908
1/25	15,618	17,065	18,262
2/25	15,093	16,766	17,606
3/25	14,307	15,796	16,123
4/25	14,619	15,702	16,408
5/25	15,557	16,704	17,860
6/25	16,202	17,550	18,999
7/25	16,797	17,940	19,716
8/25	16,646	18,318	19,937
9/25	16,616	18,953	20,996
10/25	16,767	19,362	21,758
11/25	16,495	19,409	21,364
12/25	16,323	19,411	21,232

Average Annual Return [Table Text Block]
Name	1-YearFootnote Reference*	5-YearFootnote Reference*	Since InceptionFootnote Reference*
Class 2 Shares	9.32%	9.56%	10.17%
Russell 1000 Index	17.37%	13.59%	14.00%
Russell 1000 Growth Index	18.56%	15.32%	16.04%

Performance Inception Date			Dec. 09, 2020
No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date		Apr. 30, 2025
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 24,412,000
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 154,000
InvestmentCompanyPortfolioTurnover			37.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$24,412 Total Number of Portfolio Holdings38 Portfolio Turnover Rate 37.4% Total Advisory Fees Paid (amount in thousands)$154
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.75%
Investment Companies	0.40%
Other Assets and Liabilities	(0.15)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	35.02%
Communications	22.53%
Financial	21.32%
Industrial	8.92%
Consumer, Non-cyclical	6.30%
Consumer, Cyclical	4.56%
Basic Materials	1.10%
Money Market Funds	0.40%
Other Assets and Liabilities	(0.15)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2025, the Manager contractually agreed to limit the Fund's Class 2 expenses so that the total level of operating expenses do not exceed 0.90%. Effective July 22, 2025, the Fund changed from Diversified to Non-Diversified and updated its Investment Strategies and Principal Risks.

Material Fund Change Expenses [Text Block]			Effective May 1, 2025, the Manager contractually agreed to limit the Fund's Class 2 expenses so that the total level of operating expenses do not exceed 0.90%.
Material Fund Change Risks Change [Text Block]			Effective July 22, 2025, the Fund changed from Diversified to Non-Diversified and updated its Investment Strategies and Principal Risks.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address			www.PrincipalAM.com/pvcprospectuses
C000112990
Shareholder Report [Line Items]
Fund Name			Bond Market Index Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Bond Market Index Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$16	0.15%

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund uses a passive investment approach known as “sampling” to invest at least 80% of its net assets in investments designed to track the Bloomberg US Aggregate Index (“Index”). The Index is composed of investment-grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the 12 months ending December 31, 2025, the Fund’s investments outperformed the Index. Top contributors to performance included a slightly higher allocation compared to Index weight to investment grade corporate bonds, security specific impacts within investment grade corporate bonds, and security specific impacts within mortgage-backed securities. Primary detractors to performance included a slightly lower allocation compared to Index weight to government related credit, security specific impacts within commercial mortgage-backed securities, and a slightly higher allocation compared to Index weight to U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $11,953	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	10,137	10,138
2/16	10,206	10,210
3/16	10,294	10,303
4/16	10,333	10,343
5/16	10,333	10,345
6/16	10,520	10,531
7/16	10,578	10,598
8/16	10,568	10,586
9/16	10,558	10,580
10/16	10,468	10,499
11/16	10,219	10,250
12/16	10,229	10,265
1/17	10,249	10,285
2/17	10,309	10,354
3/17	10,379	10,428
4/17	10,459	10,509
5/17	10,449	10,498
6/17	10,488	10,543
7/17	10,583	10,638
8/17	10,522	10,587
9/17	10,533	10,593
10/17	10,512	10,580
12/17	10,563	10,628
1/18	10,441	10,506
2/18	10,339	10,406
3/18	10,400	10,473
4/18	10,319	10,395
5/18	10,390	10,469
6/18	10,380	10,456
7/18	10,380	10,459
8/18	10,441	10,526
9/18	10,377	10,458
10/18	10,294	10,376
11/18	10,345	10,438
12/18	10,543	10,629
1/19	10,647	10,742
2/19	10,647	10,736
3/19	10,844	10,942
4/19	10,844	10,945
5/19	11,031	11,139
6/19	11,176	11,279
7/19	11,197	11,304
8/19	11,488	11,597
9/19	11,425	11,535
10/19	11,457	11,570
11/19	11,446	11,564
12/19	11,436	11,556
1/20	11,660	11,778
2/20	11,863	11,990
3/20	11,809	11,920
4/20	12,012	12,132
5/20	12,055	12,188
6/20	12,129	12,265
7/20	12,300	12,448
8/20	12,193	12,348
9/20	12,182	12,341
10/20	12,127	12,286
11/20	12,247	12,406
12/20	12,269	12,423
1/21	12,171	12,334
2/21	11,952	12,156
3/21	11,853	12,005
4/21	11,941	12,099
5/21	11,963	12,139
6/21	12,061	12,224
7/21	12,192	12,361
8/21	12,171	12,337
9/21	12,067	12,230
10/21	12,055	12,227
11/21	12,089	12,263
12/21	12,044	12,232
1/22	11,798	11,968
2/22	11,664	11,835
3/22	11,339	11,506
4/22	10,903	11,069
5/22	10,981	11,141
6/22	11,070	11,234
7/22	10,757	10,917
8/22	10,150	10,310
9/22	10,528	10,689
12/22	10,459	10,641
1/23	10,803	10,968
2/23	10,516	10,684
3/23	10,791	10,956
4/23	10,848	11,022
5/23	10,734	10,902
6/23	10,699	10,863
7/23	10,688	10,856
8/23	10,619	10,786
9/23	10,343	10,512
10/23	10,178	10,346
11/23	10,636	10,815
12/23	11,035	11,229
1/24	11,012	11,198
2/24	10,859	11,040
3/24	10,941	11,142
4/24	10,671	10,860
5/24	10,859	11,044
6/24	10,953	11,149
7/24	11,211	11,409
8/24	11,376	11,573
9/24	11,530	11,728
10/24	11,239	11,437
11/24	11,348	11,558
12/24	11,154	11,369
1/25	11,227	11,430
2/25	11,469	11,681
3/25	11,469	11,685
4/25	11,518	11,731
5/25	11,433	11,647
6/25	11,602	11,826
7/25	11,578	11,795
8/25	11,711	11,936
9/25	11,839	12,067
10/25	11,915	12,142
11/25	11,991	12,217
12/25	11,953	12,199

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	7.16%	-0.52%	1.80%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 1,802,149,000
Holdings Count | Holding			4,217
Advisory Fees Paid, Amount			$ 2,706,000
InvestmentCompanyPortfolioTurnover			39.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,802,149 Total Number of Portfolio Holdings4,217 Portfolio Turnover Rate 39.7% Total Advisory Fees Paid (amount in thousands)$2,706
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.32%
Bonds	28.04%
Investment Companies	1.35%
Municipal Bonds	0.57%
Other Assets and Liabilities	(0.28)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Government	48.71%
Mortgage Securities	25.58%
Financial	7.90%
Consumer, Non-cyclical	4.22%
Utilities	2.38%
Communications	2.13%
Technology	1.88%
Industrial	1.86%
Energy	1.72%
Consumer, Cyclical	1.44%
Money Market Funds	1.18%
Basic Materials	0.54%
Revenue Bonds	0.33%
Exchange-Traded Funds	0.17%
General Obligation Unlimited	0.16%
Insured	0.05%
Prerefunded	0.03%
General Obligation Limited	0.00%
Other Assets and Liabilities	(0.28)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020925
Shareholder Report [Line Items]
Fund Name			Core Plus Bond Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Core Plus Bond Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$51	0.49%

Expenses Paid, Amount			$ 51
Expense Ratio, Percent			0.49%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds. These include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); and corporate bonds. The Fund also invests in other debt securities, including foreign securities and emerging market securities. The Fund also invests in derivatives. During the 12 months ending in December 2025, the Fund's investments outperformed the Bloomberg US Aggregate Index (“Index”), primarily driven by sector allocation. Duration and curve positioning, along with security selection, also contributed positively to performance. Within sector allocation, outperformance was led by an out-of-Index allocation to below investment-grade corporate bonds. Overweight allocations to investment-grade corporate bonds and mortgage-backed securities also contributed to performance. Positive security selection was driven by issuer-specific performance within emerging market debt. Duration and curve positioning also contributed to performance as interest rates declined, and the yield curve steepened during the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $12,633	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	10,081	10,138
2/16	10,136	10,210
3/16	10,281	10,303
4/16	10,380	10,343
5/16	10,389	10,345
6/16	10,561	10,531
7/16	10,670	10,598
8/16	10,679	10,586
9/16	10,679	10,580
10/16	10,614	10,499
11/16	10,371	10,250
12/16	10,409	10,265
1/17	10,455	10,285
2/17	10,539	10,354
3/17	10,614	10,428
4/17	10,707	10,509
5/17	10,717	10,498
6/17	10,773	10,543
7/17	10,851	10,638
8/17	10,832	10,587
9/17	10,861	10,593
10/17	10,851	10,580
12/17	10,909	10,628
1/18	10,823	10,506
2/18	10,698	10,406
3/18	10,726	10,473
4/18	10,659	10,395
5/18	10,698	10,469
6/18	10,678	10,456
7/18	10,717	10,459
8/18	10,774	10,526
9/18	10,725	10,458
10/18	10,605	10,376
11/18	10,625	10,438
12/18	10,755	10,629
1/19	10,924	10,742
2/19	10,944	10,736
3/19	11,153	10,942
4/19	11,182	10,945
5/19	11,342	11,139
6/19	11,521	11,279
7/19	11,561	11,304
8/19	11,819	11,597
9/19	11,768	11,535
10/19	11,768	11,570
11/19	11,779	11,564
12/19	11,809	11,556
1/20	12,004	11,778
2/20	12,189	11,990
3/20	11,871	11,920
4/20	12,251	12,132
5/20	12,395	12,188
6/20	12,518	12,265
7/20	12,805	12,448
8/20	12,723	12,348
9/20	12,692	12,341
10/20	12,671	12,286
11/20	12,895	12,406
12/20	12,937	12,423
1/21	12,841	12,334
2/21	12,671	12,156
3/21	12,586	12,005
4/21	12,703	12,099
5/21	12,724	12,139
6/21	12,852	12,224
7/21	12,948	12,361
8/21	12,959	12,337
9/21	12,868	12,230
10/21	12,868	12,227
11/21	12,857	12,263
12/21	12,879	12,232
1/22	12,587	11,968
2/22	12,408	11,835
3/22	12,105	11,506
4/22	11,611	11,069
5/22	11,668	11,141
6/22	11,701	11,234
7/22	11,398	10,917
8/22	10,707	10,310
9/22	11,118	10,689
12/22	11,060	10,641
1/23	11,424	10,968
2/23	11,130	10,684
3/23	11,377	10,956
4/23	11,435	11,022
5/23	11,306	10,902
6/23	11,259	10,863
7/23	11,259	10,856
8/23	11,165	10,786
9/23	10,852	10,512
10/23	10,658	10,346
11/23	11,179	10,815
12/23	11,650	11,229
1/24	11,638	11,198
2/24	11,457	11,040
3/24	11,566	11,142
4/24	11,263	10,860
5/24	11,457	11,044
6/24	11,578	11,149
7/24	11,856	11,409
8/24	12,026	11,573
9/24	12,167	11,728
10/24	11,818	11,437
11/24	11,955	11,558
12/24	11,756	11,369
1/25	11,831	11,430
2/25	12,080	11,681
3/25	12,043	11,685
4/25	12,080	11,731
5/25	12,018	11,647
6/25	12,230	11,826
7/25	12,217	11,795
8/25	12,367	11,936
9/25	12,516	12,067
10/25	12,568	12,142
11/25	12,646	12,217
12/25	12,633	12,199

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	7.46%	-0.48%	2.36%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 246,054,000
Holdings Count | Holding			781
Advisory Fees Paid, Amount			$ 1,022,000
InvestmentCompanyPortfolioTurnover			170.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$246,054 Total Number of Portfolio Holdings781 Portfolio Turnover Rate 170.0% Total Advisory Fees Paid (amount in thousands)$1,022
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	55.38%
U.S. Government & Government Agency Obligations	38.90%
Investment Companies	7.69%
Senior Floating Rate Interests	2.16%
Other Assets and LiabilitiesFootnote Reference*	(4.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	37.74%
Financial	13.46%
Government	9.18%
Asset Backed Securities	8.56%
Consumer, Non-cyclical	5.21%
Exchange-Traded Funds	4.56%
Communications	4.49%
Utilities	3.62%
Consumer, Cyclical	3.57%
Technology	3.42%
Money Market Funds	3.13%
Industrial	3.00%
Energy	2.75%
Basic Materials	1.44%
Other Assets and LiabilitiesFootnote Reference*	(4.13)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000186093
Shareholder Report [Line Items]
Fund Name			Diversified Balanced Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$6	0.06%

Expenses Paid, Amount			$ 6
Expense Ratio, Percent			0.06%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. The Fund generally allocates approximately 50% of its assets to equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 50% to fixed-income index funds for intermediate duration fixed-income exposure. The underlying funds utilize derivative strategies. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. Global equity and fixed income markets posted positive returns in 2025. Ex-U.S. equities were the leaders, benefiting from attractive valuations, fiscal policy expansions, and a weakening U.S. dollar. U.S. equities gained on above trend economic strength, upheld by strong consumers and robust corporate balance sheets. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. U.S. core fixed income lagged equities in the strong risk-on market but still posted a positive return for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $20,625	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	9,816	10,138
2/16	9,823	10,210
3/16	10,206	10,303
4/16	10,262	10,343
5/16	10,340	10,345
6/16	10,418	10,531
7/16	10,645	10,598
8/16	10,653	10,586
9/16	10,661	10,580
10/16	10,494	10,499
11/16	10,574	10,250
12/16	10,690	10,265
1/17	10,798	10,285
2/17	11,001	10,354
3/17	11,124	10,428
4/17	11,233	10,509
5/17	11,276	10,498
6/17	11,407	10,543
7/17	11,448	10,638
8/17	11,567	10,587
9/17	11,694	10,593
10/17	11,851	10,580
12/17	11,933	10,628
1/18	12,172	10,506
2/18	11,866	10,406
3/18	11,806	10,473
4/18	11,791	10,395
5/18	11,963	10,469
6/18	11,978	10,456
7/18	12,172	10,459
8/18	12,366	10,526
9/18	12,343	10,458
10/18	11,830	10,376
11/18	11,970	10,438
12/18	11,558	10,629
1/19	12,086	10,742
2/19	12,289	10,736
3/19	12,475	10,942
4/19	12,716	10,945
5/19	12,405	11,139
6/19	12,910	11,279
7/19	12,980	11,304
8/19	13,019	11,597
9/19	13,125	11,535
10/19	13,290	11,570
11/19	13,497	11,564
12/19	13,688	11,556
1/20	13,754	11,778
2/20	13,307	11,990
3/20	12,412	11,920
4/20	13,257	12,132
5/20	13,613	12,188
6/20	13,804	12,265
7/20	14,235	12,448
8/20	14,624	12,348
9/20	14,353	12,341
10/20	14,186	12,286
11/20	15,101	12,406
12/20	15,462	12,423
1/21	15,382	12,334
2/21	15,506	12,156
3/21	15,743	12,005
4/21	16,174	12,099
5/21	16,280	12,139
6/21	16,455	12,224
7/21	16,675	12,361
8/21	16,886	12,337
9/21	16,451	12,230
10/21	16,935	12,227
11/21	16,831	12,263
12/21	17,172	12,232
1/22	16,546	11,968
2/22	16,252	11,835
3/22	16,252	11,506
4/22	15,266	11,069
5/22	15,380	11,141
6/22	15,408	11,234
7/22	14,868	10,917
8/22	14,331	10,310
9/22	15,075	10,689
12/22	14,622	10,641
1/23	15,377	10,968
2/23	14,989	10,684
3/23	15,366	10,956
4/23	15,495	11,022
5/23	15,366	10,902
6/23	15,840	10,863
7/23	16,099	10,856
8/23	15,862	10,786
9/23	15,284	10,512
10/23	14,943	10,346
11/23	15,942	10,815
12/23	16,694	11,229
1/24	16,729	11,198
2/24	17,011	11,040
3/24	17,364	11,142
4/24	16,776	10,860
5/24	17,340	11,044
6/24	17,575	11,149
7/24	18,010	11,409
8/24	18,327	11,573
9/24	18,600	11,728
10/24	18,216	11,437
11/24	18,811	11,558
12/24	18,340	11,369
1/25	18,687	11,430
2/25	18,773	11,681
3/25	18,303	11,685
4/25	18,303	11,731
5/25	18,773	11,647
6/25	19,343	11,826
7/25	19,454	11,795
8/25	19,851	11,936
9/25	20,249	12,067
10/25	20,480	12,142
11/25	20,610	12,217
12/25	20,625	12,199

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class 1 Shares	12.46%	5.93%	7.51%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

Performance Inception Date			Dec. 30, 2009
No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Custom Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Custom Index are as follows: 50% Bloomberg US Aggregate Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 503,543,000
Holdings Count | Holding			5
Advisory Fees Paid, Amount			$ 278,000
InvestmentCompanyPortfolioTurnover			19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$503,543 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 19.0% Total Advisory Fees Paid (amount in thousands)$278
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.10%
Domestic Equity Funds	42.85%
International Equity Funds	7.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000081996
Shareholder Report [Line Items]
Fund Name			Diversified Balanced Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.31%

Expenses Paid, Amount			$ 33
Expense Ratio, Percent			0.31%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. The Fund generally allocates approximately 50% of its assets to equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 50% to fixed-income index funds for intermediate duration fixed-income exposure. The underlying funds utilize derivative strategies. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. Global equity and fixed income markets posted positive returns in 2025. Ex-U.S. equities were the leaders, benefiting from attractive valuations, fiscal policy expansions, and a weakening U.S. dollar. U.S. equities gained on above trend economic strength, upheld by strong consumers and robust corporate balance sheets. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. U.S. core fixed income lagged equities in the strong risk-on market but still posted a positive return for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $20,181	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	9,816	10,138
2/16	9,823	10,210
3/16	10,206	10,303
4/16	10,262	10,343
5/16	10,340	10,345
6/16	10,418	10,531
7/16	10,645	10,598
8/16	10,653	10,586
9/16	10,661	10,580
10/16	10,494	10,499
11/16	10,574	10,250
12/16	10,690	10,265
1/17	10,798	10,285
2/17	11,001	10,354
3/17	11,124	10,428
4/17	11,233	10,509
5/17	11,269	10,498
6/17	11,399	10,543
7/17	11,442	10,638
8/17	11,561	10,587
9/17	11,688	10,593
10/17	11,837	10,580
12/17	11,911	10,628
1/18	12,150	10,506
2/18	11,844	10,406
3/18	11,785	10,473
4/18	11,762	10,395
5/18	11,934	10,469
6/18	11,941	10,456
7/18	12,142	10,459
8/18	12,329	10,526
9/18	12,303	10,458
10/18	11,793	10,376
11/18	11,924	10,438
12/18	11,507	10,629
1/19	12,040	10,742
2/19	12,233	10,736
3/19	12,419	10,942
4/19	12,651	10,945
5/19	12,342	11,139
6/19	12,844	11,279
7/19	12,906	11,304
8/19	12,945	11,597
9/19	13,053	11,535
10/19	13,209	11,570
11/19	13,407	11,564
12/19	13,604	11,556
1/20	13,661	11,778
2/20	13,218	11,990
3/20	12,322	11,920
4/20	13,160	12,132
5/20	13,513	12,188
6/20	13,703	12,265
7/20	14,122	12,448
8/20	14,500	12,348
9/20	14,235	12,341
10/20	14,061	12,286
11/20	14,974	12,406
12/20	15,322	12,423
1/21	15,244	12,334
2/21	15,357	12,156
3/21	15,592	12,005
4/21	16,010	12,099
5/21	16,123	12,139
6/21	16,288	12,224
7/21	16,506	12,361
8/21	16,706	12,337
9/21	16,271	12,230
10/21	16,748	12,227
11/21	16,636	12,263
12/21	16,982	12,232
1/22	16,346	11,968
2/22	16,056	11,835
3/22	16,056	11,506
4/22	15,083	11,069
5/22	15,186	11,141
6/22	15,205	11,234
7/22	14,671	10,917
8/22	14,132	10,310
9/22	14,863	10,689
12/22	14,418	10,641
1/23	15,160	10,968
2/23	14,778	10,684
3/23	15,139	10,956
4/23	15,266	11,022
5/23	15,128	10,902
6/23	15,605	10,863
7/23	15,859	10,856
8/23	15,626	10,786
9/23	15,036	10,512
10/23	14,713	10,346
11/23	15,692	10,815
12/23	16,417	11,229
1/24	16,452	11,198
2/24	16,728	11,040
3/24	17,073	11,142
4/24	16,486	10,860
5/24	17,039	11,044
6/24	17,269	11,149
7/24	17,684	11,409
8/24	17,994	11,573
9/24	18,270	11,728
10/24	17,883	11,437
11/24	18,464	11,558
12/24	18,004	11,369
1/25	18,331	11,430
2/25	18,403	11,681
3/25	17,956	11,685
4/25	17,943	11,731
5/25	18,403	11,647
6/25	18,948	11,826
7/25	19,069	11,795
8/25	19,444	11,936
9/25	19,830	12,067
10/25	20,055	12,142
11/25	20,181	12,217
12/25	20,181	12,199

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	12.09%	5.66%	7.27%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Custom Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Custom Index are as follows: 50% Bloomberg US Aggregate Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 503,543,000
Holdings Count | Holding			5
Advisory Fees Paid, Amount			$ 278,000
InvestmentCompanyPortfolioTurnover			19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$503,543 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 19.0% Total Advisory Fees Paid (amount in thousands)$278
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.10%
Domestic Equity Funds	42.85%
International Equity Funds	7.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000178859
Shareholder Report [Line Items]
Fund Name			Diversified Balanced Adaptive Allocation Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Diversified Balanced Adaptive Allocation Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$39	0.38%

Expenses Paid, Amount			$ 39
Expense Ratio, Percent			0.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk, while seeking to control volatility. The Fund operates as a fund of funds and invests in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. The Fund also invests in cash and cash equivalents and derivative instruments. During lower equity volatility, the Fund allocates approximately 50% of its assets to equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 50% to fixed-income funds. During higher equity market volatility, the Fund implements a volatility control strategy to hedge its equity exposure. Global equity and fixed income markets posted positive returns in 2025. Ex-U.S. equities were the leaders, benefiting from attractive valuations, fiscal policy expansions, and a weakening U.S. dollar. U.S. equities gained on above trend economic strength, upheld by strong consumers and robust corporate balance sheets. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. U.S. core fixed income lagged equities in the strong risk-on market but still posted a positive return for the year. Additionally, the Fund’s use of a volatility mitigation strategy reduced the Fund’s participation in market gains, detracting from performance for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $16,301	Bloomberg US Aggregate Index $11,803
3/17	10,000	10,000
4/17	10,090	10,090
5/17	10,190	10,167
6/17	10,220	10,157
7/17	10,340	10,201
8/17	10,370	10,292
9/17	10,480	10,243
10/17	10,590	10,249
11/17	10,730	10,236
12/17	10,810	10,283
1/18	11,030	10,165
2/18	10,710	10,068
3/18	10,600	10,133
4/18	10,570	10,057
5/18	10,720	10,129
6/18	10,730	10,117
7/18	10,910	10,119
8/18	11,080	10,184
9/18	11,045	10,119
10/18	10,631	10,039
11/18	10,712	10,099
12/18	10,409	10,284
1/19	10,712	10,393
2/19	10,873	10,387
3/19	11,035	10,587
4/19	11,247	10,590
5/19	10,964	10,778
6/19	11,398	10,913
7/19	11,459	10,937
8/19	11,469	11,220
9/19	11,537	11,161
10/19	11,680	11,194
11/19	11,855	11,188
12/19	12,019	11,181
1/20	12,080	11,396
2/20	11,803	11,601
3/20	11,465	11,533
4/20	11,660	11,738
5/20	11,834	11,792
6/20	11,957	11,867
7/20	12,214	12,044
8/20	12,542	11,947
9/20	12,319	11,940
10/20	12,151	11,887
11/20	12,794	12,003
12/20	13,079	12,020
1/21	13,005	11,934
2/21	13,068	11,761
3/21	13,248	11,615
4/21	13,596	11,706
5/21	13,691	11,745
6/21	13,828	11,827
7/21	14,018	11,959
8/21	14,186	11,937
9/21	13,812	11,833
10/21	14,213	11,830
11/21	14,126	11,865
12/21	14,398	11,835
1/22	13,855	11,580
2/22	13,671	11,450
3/22	13,541	11,132
4/22	12,835	10,710
5/22	12,911	10,779
6/22	12,987	10,869
7/22	12,553	10,562
8/22	12,152	9,975
9/22	12,777	10,342
12/22	12,412	10,295
1/23	13,001	10,612
2/23	12,671	10,337
3/23	12,942	10,600
4/23	13,060	10,664
5/23	12,942	10,548
6/23	13,343	10,510
7/23	13,555	10,503
8/23	13,355	10,436
9/23	12,856	10,171
10/23	12,567	10,010
11/23	13,410	10,464
12/23	14,036	10,864
1/24	14,060	10,834
2/24	14,288	10,681
3/24	14,589	10,780
4/24	14,084	10,508
5/24	14,565	10,686
6/24	14,758	10,787
7/24	15,107	11,039
8/24	15,215	11,197
9/24	15,458	11,347
10/24	15,123	11,066
11/24	15,619	11,183
12/24	15,235	11,000
1/25	15,507	11,058
2/25	15,569	11,302
3/25	15,185	11,306
4/25	14,752	11,350
5/25	14,900	11,269
6/25	15,309	11,442
7/25	15,408	11,412
8/25	15,718	11,549
9/25	16,028	11,675
10/25	16,205	11,748
11/25	16,301	11,821
12/25	16,301	11,803

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class 2 Shares	7.00%	4.50%	5.74%
Bloomberg US Aggregate Index	7.30%	-0.36%	1.91%

Performance Inception Date			Mar. 30, 2017
No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Adaptive Allocation Custom Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Adaptive Allocation Custom Index are as follows: 50% Bloomberg US Aggregate Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 216,884,000
Holdings Count | Holding			7
Advisory Fees Paid, Amount			$ 267,000
InvestmentCompanyPortfolioTurnover			41.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$216,884 Total Number of Portfolio Holdings7 Portfolio Turnover Rate 41.2% Total Advisory Fees Paid (amount in thousands)$267
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.11%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.10%
Domestic Equity Funds	22.84%
Exchange-Traded Funds	20.08%
International Equity Funds	7.09%
Money Market Funds	0.00%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000132328
Shareholder Report [Line Items]
Fund Name			Diversified Balanced Strategic Allocation Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Diversified Balanced Strategic Allocation Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]			This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.31%

Expenses Paid, Amount			$ 33
Expense Ratio, Percent			0.31%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk, with an emphasis on managing volatility. The Fund operates as a fund of funds and invests in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. The Fund generally allocates approximately 50% of its assets to equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 50% to fixed-income index funds. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. Global equity and fixed income markets posted positive returns in 2025. Ex-U.S. equities were the leaders, benefiting from attractive valuations, fiscal policy expansions, and a weakening U.S. dollar. U.S. equities gained on above trend economic strength, upheld by strong consumers and robust corporate balance sheets. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. U.S. core fixed income lagged equities in the strong risk-on market but still posted a positive return for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $19,454	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	9,823	10,138
2/16	9,832	10,210
3/16	10,196	10,303
4/16	10,252	10,343
5/16	10,317	10,345
6/16	10,401	10,531
7/16	10,616	10,598
8/16	10,623	10,586
9/16	10,623	10,580
10/16	10,462	10,499
11/16	10,528	10,250
12/16	10,642	10,265
1/17	10,745	10,285
2/17	10,944	10,354
3/17	11,048	10,428
4/17	11,161	10,509
5/17	11,189	10,498
6/17	11,312	10,543
7/17	11,349	10,638
8/17	11,464	10,587
9/17	11,580	10,593
10/17	11,724	10,580
12/17	11,802	10,628
1/18	12,013	10,506
2/18	11,744	10,406
3/18	11,686	10,473
4/18	11,657	10,395
5/18	11,821	10,469
6/18	11,821	10,456
7/18	12,004	10,459
8/18	12,187	10,526
9/18	12,149	10,458
10/18	11,686	10,376
11/18	11,807	10,438
12/18	11,424	10,629
1/19	11,928	10,742
2/19	12,119	10,736
3/19	12,290	10,942
4/19	12,512	10,945
5/19	12,220	11,139
6/19	12,703	11,279
7/19	12,764	11,304
8/19	12,804	11,597
9/19	12,901	11,535
10/19	13,046	11,570
11/19	13,244	11,564
12/19	13,421	11,556
1/20	13,483	11,778
2/20	13,078	11,990
3/20	12,204	11,920
4/20	13,005	12,132
5/20	13,337	12,188
6/20	13,514	12,265
7/20	13,920	12,448
8/20	14,273	12,348
9/20	14,022	12,341
10/20	13,857	12,286
11/20	14,705	12,406
12/20	15,036	12,423
1/21	14,958	12,334
2/21	15,058	12,156
3/21	15,267	12,005
4/21	15,663	12,099
5/21	15,763	12,139
6/21	15,917	12,224
7/21	16,126	12,361
8/21	16,302	12,337
9/21	15,889	12,230
10/21	16,325	12,227
11/21	16,221	12,263
12/21	16,531	12,232
1/22	15,946	11,968
2/22	15,672	11,835
3/22	15,637	11,506
4/22	14,721	11,069
5/22	14,824	11,141
6/22	14,847	11,234
7/22	14,343	10,917
8/22	13,844	10,310
9/22	14,536	10,689
12/22	14,113	10,641
1/23	14,806	10,968
2/23	14,434	10,684
3/23	14,767	10,956
4/23	14,883	11,022
5/23	14,742	10,902
6/23	15,165	10,863
7/23	15,396	10,856
8/23	15,229	10,786
9/23	14,675	10,512
10/23	14,347	10,346
11/23	15,263	10,815
12/23	15,960	11,229
1/24	15,988	11,198
2/24	16,234	11,040
3/24	16,562	11,142
4/24	16,015	10,860
5/24	16,521	11,044
6/24	16,726	11,149
7/24	17,137	11,409
8/24	17,410	11,573
9/24	17,655	11,728
10/24	17,283	11,437
11/24	17,812	11,558
12/24	17,369	11,369
1/25	17,684	11,430
2/25	17,755	11,681
3/25	17,383	11,685
4/25	17,412	11,731
5/25	17,827	11,647
6/25	18,327	11,826
7/25	18,428	11,795
8/25	18,785	11,936
9/25	19,148	12,067
10/25	19,357	12,142
11/25	19,454	12,217
12/25	19,454	12,199

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	12.00%	5.29%	6.88%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Strategic Allocation Custom Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Strategic Allocation Custom Index are as follows: 50% Bloomberg US Aggregate Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
Material Change Date				Dec. 31, 2024
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 87,617,000
Holdings Count | Holding			5
Advisory Fees Paid, Amount			$ 49,000
InvestmentCompanyPortfolioTurnover			20.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$87,617 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 20.6% Total Advisory Fees Paid (amount in thousands)$49
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	50.12%
Domestic Equity Funds	42.83%
International Equity Funds	7.08%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

On December 9, 2025, the Fund's Board of Directors approved the acquisition of the assets of Diversified Balanced Strategic Allocation Account by the Diversified Balanced Adaptive Allocation Account. The proposed merger is expected to occur on or about May 1, 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address			www.PrincipalAM.com/pvcprospectuses
C000081997
Shareholder Report [Line Items]
Fund Name			Diversified Growth Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Diversified Growth Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$32	0.30%

Expenses Paid, Amount			$ 32
Expense Ratio, Percent			0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. The Fund generally allocates approximately 65% of its assets to equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index funds for intermediate duration fixed-income exposure. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. Global equity and fixed income markets posted positive returns in 2025. Ex-U.S. equities were the leaders, benefiting from attractive valuations, fiscal policy expansions, and a weakening U.S. dollar. U.S. equities gained on above trend economic strength, upheld by strong consumers and robust corporate balance sheets. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. U.S. core fixed income lagged equities in the strong risk-on market but still posted a positive return for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $23,451	S&P 500 Index $39,827
12/15	10,000	10,000
1/16	9,708	9,504
2/16	9,702	9,491
3/16	10,166	10,135
4/16	10,232	10,174
5/16	10,332	10,357
6/16	10,378	10,384
7/16	10,656	10,766
8/16	10,672	10,782
9/16	10,679	10,784
10/16	10,489	10,587
11/16	10,665	10,979
12/16	10,814	11,196
1/17	10,950	11,408
2/17	11,201	11,861
3/17	11,351	11,997
4/17	11,473	12,166
5/17	11,527	12,242
6/17	11,683	12,494
7/17	11,715	12,532
8/17	11,889	12,790
9/17	12,050	13,089
10/17	12,260	13,490
12/17	12,351	13,640
1/18	12,714	14,421
2/18	12,337	13,890
3/18	12,225	13,537
4/18	12,232	13,589
5/18	12,428	13,916
6/18	12,449	14,002
7/18	12,714	14,523
8/18	12,945	14,996
9/18	12,931	15,081
10/18	12,264	14,050
11/18	12,424	14,337
12/18	11,794	13,042
1/19	12,460	14,087
2/19	12,728	14,540
3/19	12,902	14,822
4/19	13,220	15,422
5/19	12,735	14,442
6/19	13,365	15,460
7/19	13,437	15,682
8/19	13,379	15,434
9/19	13,544	15,723
10/19	13,751	16,063
11/19	14,026	16,646
12/19	14,294	17,149
1/20	14,294	17,142
2/20	13,613	15,731
3/20	12,405	13,788
4/20	13,429	15,555
5/20	13,888	16,296
6/20	14,118	16,620
7/20	14,622	17,558
8/20	15,173	18,820
9/20	14,816	18,105
10/20	14,590	17,623
11/20	15,785	19,552
12/20	16,261	20,304
1/21	16,188	20,099
2/21	16,430	20,653
3/21	16,802	21,558
4/21	17,350	22,708
5/21	17,488	22,867
6/21	17,689	23,401
7/21	17,931	23,956
8/21	18,222	24,685
9/21	17,659	23,537
10/21	18,339	25,186
11/21	18,167	25,011
12/21	18,666	26,132
1/22	17,891	24,780
2/22	17,538	24,038
3/22	17,668	24,931
4/22	16,488	22,757
5/22	16,600	22,798
6/22	16,583	22,845
7/22	15,963	21,913
8/22	15,464	21,506
9/22	16,338	22,708
12/22	15,736	21,399
1/23	16,639	22,744
2/23	16,231	22,189
3/23	16,620	23,004
4/23	16,785	23,363
5/23	16,639	23,464
6/23	17,319	25,015
7/23	17,698	25,818
8/23	17,387	25,407
9/23	16,687	24,196
10/23	16,296	23,687
11/23	17,480	25,850
12/23	18,347	27,025
1/24	18,400	27,479
2/24	18,887	28,946
3/24	19,341	29,878
4/24	18,633	28,657
5/24	19,341	30,078
6/24	19,627	31,157
7/24	20,113	31,537
8/24	20,483	32,302
9/24	20,797	32,992
10/24	20,374	32,692
11/24	21,175	34,611
12/24	20,597	33,786
1/25	21,053	34,727
2/25	21,042	34,274
3/25	20,374	32,343
4/25	20,352	32,124
5/25	21,075	34,146
6/25	21,798	35,882
7/25	21,965	36,687
8/25	22,466	37,431
9/25	22,986	38,797
10/25	23,273	39,706
11/25	23,423	39,803
12/25	23,451	39,827

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	13.86%	7.60%	8.90%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The S&P 500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Custom Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Custom Index are as follows: 45% S&P 500 Index, 35% Bloomberg US Aggregate Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 1,852,824,000
Holdings Count | Holding			5
Advisory Fees Paid, Amount			$ 1,034,000
InvestmentCompanyPortfolioTurnover			19.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,852,824 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 19.8% Total Advisory Fees Paid (amount in thousands)$1,034
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	54.84%
Fixed Income Funds	35.08%
International Equity Funds	10.11%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000178860
Shareholder Report [Line Items]
Fund Name			Diversified Growth Adaptive Allocation Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Diversified Growth Adaptive Allocation Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$38	0.37%

Expenses Paid, Amount			$ 38
Expense Ratio, Percent			0.37%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation, while seeking to control volatility. The Fund operates as a fund of funds and invests in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. The Fund also invests in derivative instruments. During periods of lower equity market volatility, the Fund generally allocates 65% of its assets to equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S. equity investments, and 35% to fixed-income funds for intermediate duration fixed-income exposure. During higher equity market volatility, the Fund implements a volatility control strategy to hedge its equity exposure. Global equity and fixed income markets posted positive returns in 2025. Ex-U.S. equities were the leaders, benefiting from attractive valuations, fiscal policy expansions, and a weakening U.S. dollar. U.S. equities gained on above trend economic strength, upheld by strong consumers and robust corporate balance sheets. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. U.S. core fixed income lagged equities in the strong risk-on market but still posted a positive return for the year. Additionally, the Fund’s use of a volatility mitigation strategy reduced the Fund’s participation in market gains, detracting from performance for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $18,058	S&P 500 Index $33,463
3/17	10,000	10,000
4/17	10,090	10,080
5/17	10,200	10,222
6/17	10,240	10,286
7/17	10,380	10,497
8/17	10,410	10,529
9/17	10,560	10,746
10/17	10,710	10,997
11/17	10,890	11,334
12/17	10,970	11,460
1/18	11,310	12,117
2/18	10,920	11,670
3/18	10,760	11,373
4/18	10,740	11,417
5/18	10,910	11,692
6/18	10,930	11,764
7/18	11,160	12,202
8/18	11,360	12,599
9/18	11,344	12,671
10/18	10,809	11,805
11/18	10,910	12,046
12/18	10,466	10,958
1/19	10,829	11,836
2/19	11,031	12,216
3/19	11,182	12,454
4/19	11,465	12,958
5/19	11,041	12,134
6/19	11,566	12,990
7/19	11,636	13,176
8/19	11,556	12,968
9/19	11,669	13,210
10/19	11,843	13,496
11/19	12,079	13,986
12/19	12,305	14,408
1/20	12,315	14,403
2/20	11,895	13,217
3/20	11,443	11,585
4/20	11,628	13,070
5/20	11,843	13,692
6/20	11,987	13,964
7/20	12,264	14,752
8/20	12,725	15,812
9/20	12,436	15,211
10/20	12,236	14,807
11/20	13,039	16,428
12/20	13,409	17,059
1/21	13,346	16,887
2/21	13,505	17,353
3/21	13,769	18,113
4/21	14,213	19,079
5/21	14,329	19,213
6/21	14,488	19,661
7/21	14,700	20,128
8/21	14,932	20,740
9/21	14,468	19,776
10/21	15,022	21,161
11/21	14,881	21,014
12/21	15,271	21,956
1/22	14,620	20,820
2/22	14,425	20,197
3/22	14,370	20,947
4/22	13,567	19,120
5/22	13,632	19,155
6/22	13,698	19,194
7/22	13,220	18,412
8/22	12,887	18,069
9/22	13,624	19,079
12/22	13,160	17,980
1/23	13,826	19,109
2/23	13,481	18,643
3/23	13,755	19,328
4/23	13,897	19,629
5/23	13,779	19,715
6/23	14,337	21,017
7/23	14,646	21,693
8/23	14,397	21,347
9/23	13,821	20,329
10/23	13,479	19,902
11/23	14,469	21,719
12/23	15,178	22,706
1/24	15,227	23,088
2/24	15,618	24,321
3/24	15,997	25,103
4/24	15,422	24,078
5/24	16,009	25,272
6/24	16,241	26,178
7/24	16,632	26,497
8/24	16,730	27,140
9/24	16,993	27,719
10/24	16,652	27,468
11/24	17,295	29,080
12/24	16,829	28,387
1/25	17,207	29,178
2/25	17,194	28,797
3/25	16,640	27,174
4/25	16,035	26,990
5/25	16,287	28,689
6/25	16,778	30,148
7/25	16,917	30,825
8/25	17,308	31,449
9/25	17,699	32,597
10/25	17,920	33,361
11/25	18,031	33,442
12/25	18,058	33,463

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class 2 Shares	7.31%	6.13%	6.98%
S&P 500 Index	17.88%	14.42%	14.79%

Performance Inception Date			Mar. 30, 2017
No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The S&P 500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Adaptive Allocation Custom Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Adaptive Allocation Custom Index are as follows: 45% S&P 500 Index, 35% Bloomberg US Aggregate Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 1,453,120,000
Holdings Count | Holding			7
Advisory Fees Paid, Amount			$ 1,776,000
InvestmentCompanyPortfolioTurnover			44.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,453,120 Total Number of Portfolio Holdings7 Portfolio Turnover Rate 44.4% Total Advisory Fees Paid (amount in thousands)$1,776
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.11%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	35.08%
Domestic Equity Funds	34.81%
Exchange-Traded Funds	20.13%
International Equity Funds	10.09%
Money Market Funds	0.00%
Other Assets and Liabilities	(0.11)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000132329
Shareholder Report [Line Items]
Fund Name			Diversified Growth Strategic Allocation Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Diversified Growth Strategic Allocation Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]			This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.31%

Expenses Paid, Amount			$ 33
Expense Ratio, Percent			0.31%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation, with an emphasis on managing volatility. The Fund operates as a fund of funds and invests in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. The Fund generally allocates 65% of its assets to equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index funds for intermediate duration fixed-income exposure. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. Global equity and fixed income markets posted positive returns in 2025. Ex-U.S. equities were the leaders, benefiting from attractive valuations, fiscal policy expansions, and a weakening U.S. dollar. U.S. equities gained on above trend economic strength, upheld by strong consumers and robust corporate balance sheets. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. U.S. core fixed income lagged equities in the strong risk-on market but still posted a positive return for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $22,396	S&P 500 Index $39,827
12/15	10,000	10,000
1/16	9,731	9,504
2/16	9,713	9,491
3/16	10,158	10,135
4/16	10,222	10,174
5/16	10,306	10,357
6/16	10,352	10,384
7/16	10,621	10,766
8/16	10,634	10,782
9/16	10,634	10,784
10/16	10,447	10,587
11/16	10,606	10,979
12/16	10,756	11,196
1/17	10,888	11,408
2/17	11,122	11,861
3/17	11,254	11,997
4/17	11,376	12,166
5/17	11,423	12,242
6/17	11,573	12,494
7/17	11,597	12,532
8/17	11,770	12,790
9/17	11,923	13,089
10/17	12,115	13,490
12/17	12,191	13,640
1/18	12,536	14,421
2/18	12,201	13,890
3/18	12,105	13,537
4/18	12,095	13,589
5/18	12,278	13,916
6/18	12,297	14,002
7/18	12,536	14,523
8/18	12,747	14,996
9/18	12,732	15,081
10/18	12,128	14,050
11/18	12,279	14,337
12/18	11,695	13,042
1/19	12,329	14,087
2/19	12,571	14,540
3/19	12,742	14,822
4/19	13,045	15,422
5/19	12,581	14,442
6/19	13,175	15,460
7/19	13,246	15,682
8/19	13,196	15,434
9/19	13,359	15,723
10/19	13,546	16,063
11/19	13,806	16,646
12/19	14,055	17,149
1/20	14,065	17,142
2/20	13,432	15,731
3/20	12,268	13,788
4/20	13,255	15,555
5/20	13,681	16,296
6/20	13,889	16,620
7/20	14,367	17,558
8/20	14,876	18,820
9/20	14,548	18,105
10/20	14,327	17,623
11/20	15,447	19,552
12/20	15,890	20,304
1/21	15,824	20,099
2/21	16,034	20,653
3/21	16,378	21,558
4/21	16,888	22,708
5/21	17,021	22,867
6/21	17,199	23,401
7/21	17,420	23,956
8/21	17,687	24,685
9/21	17,156	23,537
10/21	17,768	25,186
11/21	17,606	25,011
12/21	18,068	26,132
1/22	17,341	24,780
2/22	17,018	24,038
3/22	17,110	24,931
4/22	16,002	22,757
5/22	16,106	22,798
6/22	16,106	22,845
7/22	15,529	21,913
8/22	15,075	21,506
9/22	15,897	22,708
12/22	15,336	21,399
1/23	16,171	22,744
2/23	15,780	22,189
3/23	16,132	23,004
4/23	16,262	23,363
5/23	16,119	23,464
6/23	16,732	25,015
7/23	17,072	25,818
8/23	16,850	25,407
9/23	16,207	24,196
10/23	15,798	23,687
11/23	16,911	25,850
12/23	17,728	27,025
1/24	17,770	27,479
2/24	18,206	28,946
3/24	18,629	29,878
4/24	17,967	28,657
5/24	18,629	30,078
6/24	18,882	31,157
7/24	19,333	31,537
8/24	19,657	32,302
9/24	19,940	32,992
10/24	19,538	32,692
11/24	20,252	34,611
12/24	19,717	33,786
1/25	20,133	34,727
2/25	20,133	34,274
3/25	19,583	32,343
4/25	19,613	32,124
5/25	20,267	34,146
6/25	20,920	35,882
7/25	21,069	36,687
8/25	21,529	37,431
9/25	21,991	38,797
10/25	22,261	39,706
11/25	22,396	39,803
12/25	22,396	39,827

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	13.59%	7.10%	8.40%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The S&P 500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Strategic Allocation Custom Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Strategic Allocation Custom Index are as follows: 45% S&P 500 Index, 35% Bloomberg US Aggregate Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
Material Change Date				Dec. 31, 2024
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 196,161,000
Holdings Count | Holding			5
Advisory Fees Paid, Amount			$ 109,000
InvestmentCompanyPortfolioTurnover			22.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$196,161 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 22.2% Total Advisory Fees Paid (amount in thousands)$109
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	54.81%
Fixed Income Funds	35.10%
International Equity Funds	10.12%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

On December 9, 2025, the Fund's Board of Directors approved the acquisition of the assets of Diversified Growth Strategic Allocation Account by the Diversified Growth Adaptive Allocation Account. The proposed merger is expected to occur on or about May 1, 2026.

Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address			www.PrincipalAM.com/pvcprospectuses
C000112991
Shareholder Report [Line Items]
Fund Name			Diversified Income Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Diversified Income Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.31%

Expenses Paid, Amount			$ 33
Expense Ratio, Percent			0.31%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return. The Fund operates as a fund of funds and invests in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. The Fund generally allocates approximately 35% of its assets to equity index funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 65% to fixed-income index funds for intermediate duration fixed-income exposure. The asset class diversification of the Fund is designed to moderate overall price volatility and cushion severe losses in any one investment sector. Global equity and fixed income markets posted positive returns in 2025. Ex-U.S. equities were the leaders, benefiting from attractive valuations, fiscal policy expansions, and a weakening U.S. dollar. U.S. equities gained on above trend economic strength, upheld by strong consumers and robust corporate balance sheets. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. U.S. core fixed income lagged equities in the strong risk-on market but still posted a positive return for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $17,267	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	9,907	10,138
2/16	9,941	10,210
3/16	10,236	10,303
4/16	10,286	10,343
5/16	10,337	10,345
6/16	10,455	10,531
7/16	10,632	10,598
8/16	10,633	10,586
9/16	10,624	10,580
10/16	10,488	10,499
11/16	10,470	10,250
12/16	10,556	10,265
1/17	10,633	10,285
2/17	10,796	10,354
3/17	10,898	10,428
4/17	10,992	10,509
5/17	11,018	10,498
6/17	11,112	10,543
7/17	11,171	10,638
8/17	11,232	10,587
9/17	11,320	10,593
10/17	11,416	10,580
12/17	11,486	10,628
1/18	11,600	10,506
2/18	11,364	10,406
3/18	11,346	10,473
4/18	11,302	10,395
5/18	11,442	10,469
6/18	11,451	10,456
7/18	11,582	10,459
8/18	11,731	10,526
9/18	11,690	10,458
10/18	11,321	10,376
11/18	11,429	10,438
12/18	11,213	10,629
1/19	11,609	10,742
2/19	11,735	10,736
3/19	11,924	10,942
4/19	12,086	10,945
5/19	11,933	11,139
6/19	12,320	11,279
7/19	12,374	11,304
8/19	12,491	11,597
9/19	12,539	11,535
10/19	12,661	11,570
11/19	12,792	11,564
12/19	12,913	11,556
1/20	13,035	11,778
2/20	12,801	11,990
3/20	12,184	11,920
4/20	12,829	12,132
5/20	13,091	12,188
6/20	13,240	12,265
7/20	13,586	12,448
8/20	13,801	12,348
9/20	13,622	12,341
10/20	13,486	12,286
11/20	14,126	12,406
12/20	14,368	12,423
1/21	14,291	12,334
2/21	14,291	12,156
3/21	14,407	12,005
4/21	14,708	12,099
5/21	14,785	12,139
6/21	14,931	12,224
7/21	15,115	12,361
8/21	15,231	12,337
9/21	14,924	12,230
10/21	15,217	12,227
11/21	15,166	12,263
12/21	15,368	12,232
1/22	14,873	11,968
2/22	14,631	11,835
3/22	14,509	11,506
4/22	13,721	11,069
5/22	13,822	11,141
6/22	13,873	11,234
7/22	13,418	10,917
8/22	12,849	10,310
9/22	13,451	10,689
12/22	13,134	10,641
1/23	13,736	10,968
2/23	13,375	10,684
3/23	13,714	10,956
4/23	13,813	11,022
5/23	13,681	10,902
6/23	13,966	10,863
7/23	14,119	10,856
8/23	13,955	10,786
9/23	13,478	10,512
10/23	13,199	10,346
11/23	13,989	10,815
12/23	14,605	11,229
1/24	14,617	11,198
2/24	14,733	11,040
3/24	14,977	11,142
4/24	14,500	10,860
5/24	14,919	11,044
6/24	15,093	11,149
7/24	15,465	11,409
8/24	15,709	11,573
9/24	15,945	11,728
10/24	15,595	11,437
11/24	16,006	11,558
12/24	15,643	11,369
1/25	15,861	11,430
2/25	16,006	11,681
3/25	15,715	11,685
4/25	15,728	11,731
5/25	15,970	11,647
6/25	16,381	11,826
7/25	16,441	11,795
8/25	16,720	11,936
9/25	17,017	12,067
10/25	17,175	12,142
11/25	17,280	12,217
12/25	17,267	12,199

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	10.38%	3.74%	5.61%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Income Custom Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Income Custom Index are as follows: 65% Bloomberg US Aggregate Index, 25% S&P 500 Index, 4% MSCI EAFE Index NTR, 3% S&P MidCap 400 Index, and 3% S&P SmallCap 600 Index.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 180,099,000
Holdings Count | Holding			5
Advisory Fees Paid, Amount			$ 97,000
InvestmentCompanyPortfolioTurnover			20.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$180,099 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 20.6% Total Advisory Fees Paid (amount in thousands)$97
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	65.10%
Domestic Equity Funds	30.89%
International Equity Funds	4.04%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020929
Shareholder Report [Line Items]
Fund Name			Diversified International Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Diversified International Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$100	0.86%

Expenses Paid, Amount			$ 100
Expense Ratio, Percent			0.86%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries including emerging markets. The Fund invests in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value). Strong stock selection was achieved in Japan and France and the financials and industrials sectors. The top contributors for the Fund were Samsung Electronics, a Korean conglomerate with a focus on memory chips, benefited most notably from the swift upswing in the memory demand cycle. Erste Group Bank, an Austrian bank, raised its financial outlook for 2025 reflecting better loan volume. AIB Group, an Irish bank, outperformed while the corporate lending business was strong. On the other hand, negative attribution was faced in Germany and Canada and the communication services and consumer discretionary sectors. The detractors were SK Hynix, a Korean memory chip manufacturer, which the Fund didn’t hold that benefited from strong memory chip demand for AI. Yum China Holdings, a Chinese quick service restaurant franchiser, moved lower on tougher local competition. Sanofi, a French pharmaceutical company, traded down as recent drug trials showed mixed results.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $21,755	MSCI ACWI Ex USA Index NTR $22,432
12/15	10,000	10,000
1/16	9,496	9,320
2/16	9,218	9,213
3/16	9,854	9,962
4/16	10,022	10,225
5/16	10,051	10,052
6/16	9,759	9,898
7/16	10,190	10,388
8/16	10,253	10,454
9/16	10,417	10,582
10/16	10,163	10,430
11/16	9,909	10,189
12/16	10,036	10,450
1/17	10,507	10,820
2/17	10,544	10,992
3/17	11,232	11,512
4/17	11,554	11,886
5/17	11,629	11,922
6/17	12,100	12,362
7/17	12,275	12,427
8/17	12,564	12,657
9/17	12,747	12,896
10/17	12,739	13,000
12/17	12,952	13,291
1/18	13,714	14,031
2/18	12,998	13,370
3/18	12,838	13,134
4/18	13,006	13,343
5/18	12,793	13,035
6/18	12,442	12,790
7/18	12,785	13,096
8/18	12,595	12,822
9/18	12,549	12,880
10/18	11,366	11,833
11/18	11,280	11,945
12/18	10,681	11,404
1/19	11,514	12,266
2/19	11,677	12,506
3/19	11,849	12,580
4/19	12,184	12,912
5/19	11,592	12,219
6/19	12,261	12,955
7/19	12,020	12,798
8/19	11,779	12,403
9/19	12,028	12,722
10/19	12,420	13,166
11/19	12,571	13,282
12/19	13,104	13,857
1/20	12,904	13,485
2/20	12,120	12,419
3/20	10,085	10,621
4/20	10,936	11,426
5/20	11,403	11,800
6/20	11,912	12,333
7/20	12,579	12,883
8/20	13,088	13,434
9/20	12,995	13,104
10/20	12,772	12,822
11/20	14,246	14,547
12/20	15,222	15,334
1/21	15,051	15,367
2/21	15,428	15,671
3/21	15,736	15,869
4/21	16,225	16,336
5/21	16,662	16,847
6/21	16,465	16,738
7/21	16,370	16,462
8/21	16,722	16,775
9/21	16,010	16,238
10/21	16,559	16,626
11/21	15,914	15,877
12/21	16,707	16,533
1/22	15,923	15,924
2/22	15,269	15,609
3/22	15,130	15,634
4/22	14,084	14,652
5/22	14,162	14,757
6/22	13,622	13,949
7/22	12,942	13,501
8/22	12,415	12,515
9/22	13,856	13,992
12/22	13,366	13,887
1/23	14,446	15,014
2/23	13,976	14,487
3/23	14,416	14,841
4/23	14,656	15,099
5/23	14,356	14,550
6/23	14,996	15,203
7/23	15,317	15,821
8/23	14,786	15,106
9/23	14,238	14,629
10/23	13,843	14,025
11/23	14,998	15,288
12/23	15,698	16,056
1/24	15,627	15,897
2/24	16,245	16,299
3/24	16,904	16,808
4/24	16,498	16,507
5/24	17,208	16,986
6/24	16,893	16,970
7/24	17,279	17,363
8/24	17,704	17,857
9/24	17,878	18,338
10/24	16,959	17,438
11/24	16,886	17,280
12/24	16,436	16,945
1/25	17,199	17,627
2/25	17,743	17,872
3/25	17,722	17,831
4/25	18,223	18,475
5/25	19,028	19,322
6/25	19,602	19,977
7/25	19,383	19,920
8/25	20,114	20,611
9/25	20,830	21,354
10/25	21,022	21,785
11/25	21,236	21,780
12/25	21,755	22,432

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	32.36%	7.40%	8.08%
MSCI ACWI Ex USA Index NTR	32.39%	7.91%	8.41%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 256,291,000
Holdings Count | Holding			106
Advisory Fees Paid, Amount			$ 2,153,000
InvestmentCompanyPortfolioTurnover			33.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$256,291 Total Number of Portfolio Holdings106 Portfolio Turnover Rate 33.7% Total Advisory Fees Paid (amount in thousands)$2,153
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.29%
Investment Companies	1.62%
Preferred Stocks	0.02%
Other Assets and Liabilities	(0.93)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	14.32%
Japan	12.96%
France	9.71%
Canada	7.71%
Ireland	5.70%
Netherlands	5.06%
Germany	5.03%
China	5.03%
Taiwan	4.78%
Korea, Republic Of	2.77%
Hong Kong	2.71%
Singapore	2.44%
Greece	2.29%
Sweden	2.26%
Italy	2.07%
Brazil	1.68%
Austria	1.49%
United States	1.44%
Switzerland	1.43%
India	1.16%
Other LocationsFootnote Reference*	8.89%
Other Assets and Liabilities	(0.93)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038528
Shareholder Report [Line Items]
Fund Name			Equity Income Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$52	0.48%

Expenses Paid, Amount			$ 52
Expense Ratio, Percent			0.48%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. The Fund usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers. Taiwan Semiconductor Manufacturing Co. (TSM) continues to see strong, broad-based AI momentum and as a result, raised guidance multiple times over the past year. Morgan Stanley (MS) aided relative performance as the company topped earnings expectations, driven by share gains in prime brokerage and trading activity. In addition, there was solid growth in its wealth channel and institutional securities came in higher than expected with strength in equities and strong client activity amid a more volatile trading environment. Cummins Inc. (CMI) is a leading manufacturer of diesel and natural gas engines. CMI aided results with double digit revenue growth and record margins in its power systems and distribution segments due to rising demand from data centers. Not owning Micron Technology, Inc. (MU) detracted from relative performance, as shares rallied during the year. Costco Wholesale Corporation (COST) delivered strong comparables during the year, but investors remained cautious about its current valuation. KKR & Co Inc (KKR) is an alternative asset manager specializing in private equity, credit, and real estate. KKR’s capital markets business and the use of their balance sheet to invest into their funds separates them from other managers in the industry. KKR lagged during the year despite beating expectations as investors worried about credit concerns slowing demand for alternatives.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $29,735	Russell 1000 Index $39,030	Russell 1000 Value Index $27,213
12/15	10,000	10,000	10,000
1/16	9,640	9,462	9,483
2/16	9,682	9,459	9,481
3/16	10,272	10,117	10,164
4/16	10,434	10,172	10,377
5/16	10,646	10,351	10,538
6/16	10,761	10,374	10,630
7/16	10,992	10,769	10,938
8/16	11,088	10,783	11,023
9/16	11,008	10,792	11,000
10/16	10,864	10,582	10,829
11/16	11,273	10,999	11,448
12/16	11,572	11,205	11,734
1/17	11,776	11,431	11,818
2/17	12,175	11,873	12,242
3/17	12,205	12,006	12,095
4/17	12,460	12,160	12,083
5/17	12,500	12,244	12,280
6/17	12,759	12,487	12,444
7/17	12,716	12,526	12,299
8/17	13,071	12,793	12,663
9/17	13,355	13,086	12,755
10/17	13,855	13,485	13,146
12/17	14,011	13,636	13,337
1/18	14,591	14,384	13,853
2/18	13,850	13,856	13,192
3/18	13,699	13,541	12,959
4/18	13,764	13,587	13,002
5/18	13,968	13,934	13,079
6/18	13,978	14,024	13,112
7/18	14,698	14,508	13,631
8/18	14,881	15,008	13,832
9/18	14,909	15,065	13,860
10/18	14,048	13,999	13,142
11/18	14,537	14,284	13,534
12/18	13,309	12,983	12,235
1/19	14,246	14,071	13,187
2/19	14,601	14,548	13,608
3/19	14,770	14,801	13,695
4/19	15,399	15,399	14,181
5/19	14,537	14,417	13,269
6/19	15,579	15,430	14,221
7/19	15,922	15,669	14,339
8/19	15,620	15,382	13,918
9/19	16,162	15,649	14,414
10/19	16,253	15,980	14,616
11/19	16,728	16,584	15,068
12/19	17,179	17,063	15,482
1/20	16,802	17,082	15,149
2/20	15,089	15,686	13,682
3/20	12,798	13,613	11,344
4/20	14,084	15,412	12,619
5/20	14,620	16,225	13,051
6/20	14,656	16,584	12,965
7/20	15,497	17,555	13,477
8/20	16,156	18,843	14,035
9/20	15,805	18,155	13,690
10/20	15,728	17,717	13,510
11/20	17,567	19,803	15,327
12/20	18,285	20,640	15,915
1/21	18,028	20,470	15,769
2/21	18,836	21,064	16,722
3/21	19,656	21,861	17,706
4/21	20,469	23,037	18,414
5/21	20,866	23,147	18,844
6/21	20,790	23,727	18,628
7/21	21,084	24,220	18,777
8/21	21,494	24,921	19,149
9/21	20,346	23,776	18,483
10/21	21,725	25,426	19,421
11/21	21,235	25,085	18,737
12/21	22,392	26,101	19,919
1/22	21,817	24,629	19,455
2/22	21,032	23,953	19,229
3/22	21,542	24,762	19,772
4/22	20,307	22,554	18,657
5/22	20,856	22,520	19,020
6/22	20,392	22,556	18,509
7/22	19,757	21,690	17,957
8/22	19,483	21,261	18,062
9/22	20,925	22,412	19,191
12/22	20,042	21,108	18,418
1/23	21,295	22,524	19,372
2/23	20,359	21,988	18,689
3/23	20,065	22,683	18,603
4/23	20,525	22,964	18,883
5/23	19,483	23,071	18,155
6/23	20,857	24,629	19,361
7/23	21,673	25,476	20,042
8/23	20,857	25,031	19,501
9/23	20,118	23,854	18,748
10/23	19,405	23,278	18,087
11/23	20,985	25,452	19,451
12/23	22,290	26,708	20,529
1/24	22,362	27,081	20,550
2/24	22,994	28,543	21,308
3/24	24,064	29,458	22,373
4/24	23,100	28,205	21,418
5/24	23,878	29,533	22,097
6/24	23,870	30,510	21,889
7/24	24,988	30,954	23,008
8/24	25,822	31,688	23,625
9/24	26,178	32,366	23,953
10/24	25,928	32,139	23,689
11/24	27,548	34,209	25,202
12/24	25,744	33,255	23,478
1/25	27,055	34,313	24,565
2/25	26,955	33,713	24,665
3/25	25,911	31,762	23,980
4/25	25,134	31,573	23,249
5/25	26,220	33,589	24,065
6/25	27,205	35,290	24,888
7/25	27,447	36,074	25,031
8/25	28,424	36,833	25,829
9/25	28,790	38,110	26,214
10/25	28,687	38,932	26,330
11/25	29,894	39,027	27,030
12/25	29,735	39,030	27,213

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	15.50%	10.21%	11.51%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 679,484,000
Holdings Count | Holding			65
Advisory Fees Paid, Amount			$ 3,270,000
InvestmentCompanyPortfolioTurnover			12.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$679,484 Total Number of Portfolio Holdings65 Portfolio Turnover Rate 12.7% Total Advisory Fees Paid (amount in thousands)$3,270
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.82%
Investment Companies	1.78%
Other Assets and Liabilities	(0.60)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.26%
Consumer, Non-cyclical	18.60%
Consumer, Cyclical	14.91%
Technology	11.06%
Industrial	8.74%
Communications	7.73%
Energy	5.73%
Utilities	4.56%
Basic Materials	2.23%
Money Market Funds	1.78%
Other Assets and Liabilities	(0.60)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038529
Shareholder Report [Line Items]
Fund Name			Equity Income Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$79	0.73%

Expenses Paid, Amount			$ 79
Expense Ratio, Percent			0.73%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets in dividend-paying equity securities. The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. The Fund usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in securities of foreign issuers. Taiwan Semiconductor Manufacturing Co. (TSM) continues to see strong, broad-based AI momentum and as a result, raised guidance multiple times over the past year. Morgan Stanley (MS) aided relative performance as the company topped earnings expectations, driven by share gains in prime brokerage and trading activity. In addition, there was solid growth in its wealth channel and institutional securities came in higher than expected with strength in equities and strong client activity amid a more volatile trading environment. Cummins Inc. (CMI) is a leading manufacturer of diesel and natural gas engines. CMI aided results with double digit revenue growth and record margins in its power systems and distribution segments due to rising demand from data centers. Not owning Micron Technology, Inc. (MU) detracted from relative performance, as shares rallied during the year. Costco Wholesale Corporation (COST) delivered strong comparables during the year, but investors remained cautious about its current valuation. KKR & Co Inc (KKR) is an alternative asset manager specializing in private equity, credit, and real estate. KKR’s capital markets business and the use of their balance sheet to invest into their funds separates them from other managers in the industry. KKR lagged during the year despite beating expectations as investors worried about credit concerns slowing demand for alternatives.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $29,010	Russell 1000 Index $39,030	Russell 1000 Value Index $27,213
12/15	10,000	10,000	10,000
1/16	9,638	9,462	9,483
2/16	9,675	9,459	9,481
3/16	10,265	10,117	10,164
4/16	10,428	10,172	10,377
5/16	10,632	10,351	10,538
6/16	10,748	10,374	10,630
7/16	10,976	10,769	10,938
8/16	11,067	10,783	11,023
9/16	10,987	10,792	11,000
10/16	10,841	10,582	10,829
11/16	11,247	10,999	11,448
12/16	11,543	11,205	11,734
1/17	11,744	11,431	11,818
2/17	12,140	11,873	12,242
3/17	12,165	12,006	12,095
4/17	12,420	12,160	12,083
5/17	12,450	12,244	12,280
6/17	12,706	12,487	12,444
7/17	12,663	12,526	12,299
8/17	13,013	12,793	12,663
9/17	13,294	13,086	12,755
10/17	13,789	13,485	13,146
12/17	13,940	13,636	13,337
1/18	14,517	14,384	13,853
2/18	13,773	13,856	13,192
3/18	13,628	13,541	12,959
4/18	13,682	13,587	13,002
5/18	13,881	13,934	13,079
6/18	13,892	14,024	13,112
7/18	14,603	14,508	13,631
8/18	14,781	15,008	13,832
9/18	14,808	15,065	13,860
10/18	13,951	13,999	13,142
11/18	14,429	14,284	13,534
12/18	13,210	12,983	12,235
1/19	14,131	14,071	13,187
2/19	14,487	14,548	13,608
3/19	14,650	14,801	13,695
4/19	15,274	15,399	14,181
5/19	14,411	14,417	13,269
6/19	15,443	15,430	14,221
7/19	15,781	15,669	14,339
8/19	15,478	15,382	13,918
9/19	16,013	15,649	14,414
10/19	16,098	15,980	14,616
11/19	16,567	16,584	15,068
12/19	17,012	17,063	15,482
1/20	16,634	17,082	15,149
2/20	14,935	15,686	13,682
3/20	12,663	13,613	11,344
4/20	13,930	15,412	12,619
5/20	14,460	16,225	13,051
6/20	14,497	16,584	12,965
7/20	15,319	17,555	13,477
8/20	15,964	18,843	14,035
9/20	15,623	18,155	13,690
10/20	15,540	17,717	13,510
11/20	17,349	19,803	15,327
12/20	18,058	20,640	15,915
1/21	17,802	20,470	15,769
2/21	18,595	21,064	16,722
3/21	19,400	21,861	17,706
4/21	20,199	23,037	18,414
5/21	20,588	23,147	18,844
6/21	20,505	23,727	18,628
7/21	20,793	24,220	18,777
8/21	21,189	24,921	19,149
9/21	20,058	23,776	18,483
10/21	21,406	25,426	19,421
11/21	20,917	25,085	18,737
12/21	22,057	26,101	19,919
1/22	21,491	24,629	19,455
2/22	20,709	23,953	19,229
3/22	21,204	24,762	19,772
4/22	19,986	22,554	18,657
5/22	20,527	22,520	19,020
6/22	20,058	22,556	18,509
7/22	19,433	21,690	17,957
8/22	19,159	21,261	18,062
9/22	20,566	22,412	19,191
12/22	19,693	21,108	18,418
1/23	20,926	22,524	19,372
2/23	20,002	21,988	18,689
3/23	19,701	22,683	18,603
4/23	20,152	22,964	18,883
5/23	19,122	23,071	18,155
6/23	20,475	24,629	19,361
7/23	21,265	25,476	20,042
8/23	20,460	25,031	19,501
9/23	19,734	23,854	18,748
10/23	19,033	23,278	18,087
11/23	20,580	25,452	19,451
12/23	21,845	26,708	20,529
1/24	21,917	27,081	20,550
2/24	22,530	28,543	21,308
3/24	23,577	29,458	22,373
4/24	22,627	28,205	21,418
5/24	23,384	29,533	22,097
6/24	23,368	30,510	21,889
7/24	24,456	30,954	23,008
8/24	25,269	31,688	23,625
9/24	25,610	32,366	23,953
10/24	25,362	32,139	23,689
11/24	26,937	34,209	25,202
12/24	25,171	33,255	23,478
1/25	26,448	34,313	24,565
2/25	26,340	33,713	24,665
3/25	25,312	31,762	23,980
4/25	24,557	31,573	23,249
5/25	25,610	33,589	24,065
6/25	26,564	35,290	24,888
7/25	26,796	36,074	25,031
8/25	27,749	36,833	25,829
9/25	28,099	38,110	26,214
10/25	27,987	38,932	26,330
11/25	29,158	39,027	27,030
12/25	29,010	39,030	27,213

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	15.25%	9.94%	11.24%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 679,484,000
Holdings Count | Holding			65
Advisory Fees Paid, Amount			$ 3,270,000
InvestmentCompanyPortfolioTurnover			12.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$679,484 Total Number of Portfolio Holdings65 Portfolio Turnover Rate 12.7% Total Advisory Fees Paid (amount in thousands)$3,270
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.82%
Investment Companies	1.78%
Other Assets and Liabilities	(0.60)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	25.26%
Consumer, Non-cyclical	18.60%
Consumer, Cyclical	14.91%
Technology	11.06%
Industrial	8.74%
Communications	7.73%
Energy	5.73%
Utilities	4.56%
Basic Materials	2.23%
Money Market Funds	1.78%
Other Assets and Liabilities	(0.60)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020904
Shareholder Report [Line Items]
Fund Name			Global Emerging Markets Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Global Emerging Markets Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$133	1.12%

Expenses Paid, Amount			$ 133
Expense Ratio, Percent			1.12%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of emerging market companies. The Fund considers “emerging market” to mean any market that is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index ("Index") or Bloomberg Emerging Markets USD Aggregate Bond Index). The Fund invests in equity securities regardless of market capitalization (small, medium, or large) and style (growth or value). The Fund’s investments outperformed the Index during the 12 months ending December 2025. The Europe, Middle East, and Africa (EMEA) region was the main driver of outperformance, led by the Fund’s Greek bank exposure and an underweight position to Saudi Arabia. Other notable markets during the last year were South Korea and Taiwan, both driven by positive stock selection in the information technology sector. The Fund’s investment in Chinese media related companies drove outperformance in the communication services sector. Latin America was the worst performing region over the last twelve months, mostly driven by Argentina. The Fund’s investment in an IT services provider accounted for losses in the market. Brazil was another notable detractor in Latin America with losses in the materials and financials sectors. Indonesia also detracted, primarily in the financials sector. The industrials sector underperformed the Index during the last year, attributable to negative stock selection in the transportation and capital goods industry groups.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $21,836	MSCI Emerging Markets Index NTR $22,438
12/15	10,000	10,000
1/16	9,464	9,351
2/16	9,224	9,336
3/16	10,357	10,571
4/16	10,365	10,629
5/16	10,062	10,232
6/16	10,505	10,641
7/16	11,040	11,177
8/16	11,293	11,455
9/16	11,513	11,602
10/16	11,481	11,630
11/16	10,979	11,094
12/16	10,940	11,119
1/17	11,724	11,727
2/17	11,991	12,086
3/17	12,533	12,663
4/17	12,823	13,037
5/17	13,114	13,168
6/17	14,165	13,953
7/17	14,533	14,264
8/17	14,557	14,208
9/17	14,867	14,706
10/17	14,907	14,735
12/17	15,407	15,264
1/18	16,860	16,537
2/18	15,995	15,774
3/18	15,828	15,481
4/18	15,439	15,412
5/18	15,042	14,866
6/18	14,287	14,248
7/18	14,430	14,561
8/18	13,779	14,167
9/18	13,697	14,092
10/18	12,361	12,865
11/18	12,659	13,395
12/18	12,168	13,041
1/19	13,134	14,182
2/19	13,053	14,214
3/19	13,271	14,333
4/19	13,601	14,635
5/19	12,578	13,573
6/19	13,407	14,420
7/19	13,037	14,244
8/19	12,691	13,550
9/19	12,882	13,808
10/19	13,349	14,390
11/19	13,333	14,371
12/19	14,310	15,443
1/20	13,625	14,723
2/20	13,065	13,947
3/20	10,810	11,798
4/20	11,821	12,879
5/20	12,121	12,978
6/20	12,932	13,932
7/20	14,160	15,177
8/20	14,577	15,512
9/20	14,393	15,263
10/20	14,735	15,578
11/20	15,856	17,019
12/20	17,063	18,270
1/21	17,807	18,830
2/21	18,021	18,974
3/21	17,875	18,687
4/21	18,243	19,153
5/21	18,620	19,597
6/21	18,851	19,630
7/21	17,747	18,309
8/21	18,029	18,789
9/21	17,223	18,042
10/21	17,458	18,220
11/21	16,673	17,477
12/21	17,161	17,805
1/22	16,891	17,468
2/22	15,748	16,946
3/22	15,172	16,563
4/22	14,413	15,642
5/22	14,535	15,711
6/22	13,567	14,631
7/22	13,471	14,692
8/22	11,806	12,567
9/22	13,640	14,431
12/22	13,273	14,228
1/23	14,433	15,351
2/23	13,501	14,356
3/23	13,957	14,791
4/23	13,808	14,623
5/23	13,650	14,378
6/23	14,344	14,924
7/23	15,047	15,853
8/23	14,314	14,876
9/23	13,899	14,487
10/23	13,512	13,924
11/23	14,458	15,038
12/23	14,936	15,626
1/24	14,468	14,901
2/24	15,129	15,610
3/24	15,576	15,996
4/24	15,485	16,068
5/24	15,566	16,159
6/24	16,186	16,796
7/24	16,085	16,846
8/24	16,115	17,118
9/24	17,070	18,261
10/24	16,406	17,449
11/24	16,012	16,822
12/24	15,908	16,799
1/25	16,292	17,099
2/25	16,354	17,182
3/25	16,655	17,291
4/25	16,582	17,518
5/25	17,527	18,265
6/25	18,710	19,364
7/25	19,166	19,741
8/25	19,612	19,994
9/25	21,077	21,424
10/25	21,668	22,320
11/25	21,267	21,786
12/25	21,836	22,438

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	37.27%	5.06%	8.12%
MSCI Emerging Markets Index NTR	33.57%	4.20%	8.42%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 81,605,000
Holdings Count | Holding			89
Advisory Fees Paid, Amount			$ 737,000
InvestmentCompanyPortfolioTurnover			51.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$81,605 Total Number of Portfolio Holdings89 Portfolio Turnover Rate 51.4% Total Advisory Fees Paid (amount in thousands)$737
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.34%
Preferred Stocks	1.53%
Investment Companies	0.41%
Other Assets and Liabilities	(0.28)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
Taiwan	18.18%
China	15.74%
India	15.74%
Korea, Republic Of	10.30%
Hong Kong	7.50%
Brazil	5.97%
Mexico	2.90%
Greece	2.79%
Singapore	2.55%
Saudi Arabia	2.45%
South Africa	1.86%
Peru	1.66%
Indonesia	1.43%
Poland	1.38%
Uruguay	1.26%
United States	1.08%
Canada	1.08%
Vietnam	1.04%
United Arab Emirates	0.90%
Luxembourg	0.90%
Other LocationsFootnote Reference*	3.57%
Other Assets and Liabilities	(0.28)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038539
Shareholder Report [Line Items]
Fund Name			Government & High Quality Bond Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Government & High Quality Bond Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]			This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$52	0.50%

Expenses Paid, Amount			$ 52
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with safety and liquidity. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds issued by the U.S. government, its agencies, or instrumentalities or bonds that are rated AAA by S&P Global Ratings or Aaa by Moody’s Investors Service, Inc. Bonds include, but are not limited to, asset-backed securities, mortgage securities such as agency and non-agency collateralized mortgage obligations ("CMO"), and other obligations that are secured by mortgages or mortgage-backed securities ("MBS"). The Fund also invests in derivatives. Fundamentals remained favorable for the MBS market for the majority of 2025 primarily driven by decreasing rate volatility and limited refinancing activity. The technical environment remained balanced in 2025 with money managers generally holding overweight MBS allocations combined with MBS additions by mortgage real estate investment trusts and government sponsored entities. Lower levels of net supply throughout the year offset weaker demand from banks and foreign buyers. On a year-over-year basis, Bloomberg US Agency Fixed Rate MBS Index ("Index") spreads moved from 43 to 22 basis points ("bps"). Current coupon spreads to U.S. Treasuries (5 to10-year) performed similarly moving from 135 bps to 110 bps year-over-year. The Fund’s curve positioning, driven by overweight to higher coupon MBS and an out-of-Index allocation to the agency CMO sector, was the primary contributor to performance for the year as the yield curve steepened (spread between shorter and longer dated U.S. Treasuries increased). The Fund held an underweight in conventional lower coupons (2%-3.5%) and an out-of-Index allocation to the non-agency collateralized mortgage-backed securities sector, which detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $11,331	Bloomberg US Aggregate Index $12,199	Bloomberg US Agency Fixed Rate MBS Index $11,709
12/15	10,000	10,000	10,000
1/16	10,167	10,138	10,130
2/16	10,207	10,210	10,168
3/16	10,226	10,303	10,198
4/16	10,256	10,343	10,215
5/16	10,236	10,345	10,228
6/16	10,344	10,531	10,311
7/16	10,354	10,598	10,332
8/16	10,343	10,586	10,344
9/16	10,384	10,580	10,373
10/16	10,374	10,499	10,345
11/16	10,190	10,250	10,168
12/16	10,180	10,265	10,167
1/17	10,201	10,285	10,164
2/17	10,231	10,354	10,212
3/17	10,282	10,428	10,282
4/17	10,343	10,509	10,346
5/17	10,303	10,498	10,305
6/17	10,343	10,543	10,351
7/17	10,414	10,638	10,427
8/17	10,382	10,587	10,403
9/17	10,371	10,593	10,400
10/17	10,350	10,580	10,385
12/17	10,371	10,628	10,419
1/18	10,265	10,506	10,297
2/18	10,212	10,406	10,229
3/18	10,254	10,473	10,295
4/18	10,222	10,395	10,243
5/18	10,286	10,469	10,315
6/18	10,276	10,456	10,320
7/18	10,265	10,459	10,309
8/18	10,329	10,526	10,371
9/18	10,256	10,458	10,308
10/18	10,201	10,376	10,243
11/18	10,289	10,438	10,335
12/18	10,466	10,629	10,522
1/19	10,543	10,742	10,606
2/19	10,532	10,736	10,596
3/19	10,687	10,942	10,750
4/19	10,687	10,945	10,744
5/19	10,831	11,139	10,883
6/19	10,930	11,279	10,961
7/19	10,963	11,304	11,005
8/19	11,085	11,597	11,104
9/19	11,073	11,535	11,112
10/19	11,119	11,570	11,151
11/19	11,130	11,564	11,160
12/19	11,141	11,556	11,191
1/20	11,232	11,778	11,269
2/20	11,346	11,990	11,386
3/20	11,232	11,920	11,506
4/20	11,368	12,132	11,579
5/20	11,414	12,188	11,593
6/20	11,414	12,265	11,583
7/20	11,437	12,448	11,603
8/20	11,437	12,348	11,608
9/20	11,449	12,341	11,596
10/20	11,461	12,286	11,591
11/20	11,426	12,406	11,599
12/20	11,461	12,423	11,624
1/21	11,472	12,334	11,633
2/21	11,437	12,156	11,555
3/21	11,391	12,005	11,496
4/21	11,437	12,099	11,560
5/21	11,402	12,139	11,539
6/21	11,402	12,224	11,534
7/21	11,461	12,361	11,607
8/21	11,437	12,337	11,588
9/21	11,405	12,230	11,546
10/21	11,357	12,227	11,524
11/21	11,333	12,263	11,513
12/21	11,309	12,232	11,503
1/22	11,142	11,968	11,332
2/22	11,071	11,835	11,223
3/22	10,760	11,506	10,931
4/22	10,414	11,069	10,547
5/22	10,522	11,141	10,664
6/22	10,665	11,234	10,830
7/22	10,307	10,917	10,460
8/22	9,635	10,310	9,790
9/22	10,047	10,689	10,189
12/22	9,974	10,641	10,144
1/23	10,313	10,968	10,478
2/23	10,035	10,684	10,202
3/23	10,252	10,956	10,400
4/23	10,301	11,022	10,454
5/23	10,216	10,902	10,378
6/23	10,156	10,863	10,333
7/23	10,143	10,856	10,326
8/23	10,035	10,786	10,241
9/23	9,730	10,512	9,914
10/23	9,544	10,346	9,710
11/23	10,028	10,815	10,216
12/23	10,437	11,229	10,656
1/24	10,387	11,198	10,607
2/24	10,214	11,040	10,434
3/24	10,313	11,142	10,545
4/24	10,003	10,860	10,226
5/24	10,201	11,044	10,430
6/24	10,325	11,149	10,552
7/24	10,598	11,409	10,830
8/24	10,771	11,573	11,005
9/24	10,897	11,728	11,135
10/24	10,552	11,437	10,820
11/24	10,693	11,558	10,965
12/24	10,501	11,369	10,784
1/25	10,552	11,430	10,839
2/25	10,821	11,681	11,115
3/25	10,821	11,685	11,113
4/25	10,872	11,731	11,145
5/25	10,757	11,647	11,044
6/25	10,948	11,826	11,240
7/25	10,897	11,795	11,194
8/25	11,076	11,936	11,375
9/25	11,199	12,067	11,513
10/25	11,279	12,142	11,612
11/25	11,345	12,217	11,684
12/25	11,331	12,199	11,709

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	7.91%	-0.23%	1.26%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Bloomberg US Agency Fixed Rate MBS Index	8.58%	0.15%	1.59%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg US Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date				Dec. 31, 2024
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 107,117,000
Holdings Count | Holding			264
Advisory Fees Paid, Amount			$ 525,000
InvestmentCompanyPortfolioTurnover			240.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$107,117 Total Number of Portfolio Holdings264 Portfolio Turnover Rate 240.0% Total Advisory Fees Paid (amount in thousands)$525
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	81.15%
Bonds	23.61%
Investment Companies	0.84%
Other Assets and LiabilitiesFootnote Reference*	(5.60)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Mortgage Securities	95.48%
Asset Backed Securities	6.32%
Government	2.96%
Money Market Funds	0.84%
Other Assets and LiabilitiesFootnote Reference*	(5.60)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.50% to 0.48% on the first $100 million of average daily net assets and from 0.48% to 0.47% on the next $100 million of net assets. The remaining breakpoints in the fee schedule are unchanged.

Material Fund Change Expenses [Text Block]			Effective January 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.50% to 0.48% on the first $100 million of average daily net assets and from 0.48% to 0.47% on the next $100 million of net assets. The remaining breakpoints in the fee schedule are unchanged.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address			www.PrincipalAM.com/pvcprospectuses
C000020930
Shareholder Report [Line Items]
Fund Name			LargeCap Growth Account I
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about LargeCap Growth Account I (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]			This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$71	0.67%

Expenses Paid, Amount			$ 71
Expense Ratio, Percent			0.67%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in growth equity securities of companies with large market capitalizations. The Fund may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell 1000® Growth Index ("Index"). During the fiscal year, T. Rowe Price Associates, Inc (“T. Rowe”) investment performance benefited from an underweight to the consumer staples sector, as well as strong stock selection in the information technology and communication services sectors. Brown Advisory, LLC’s (“Brown”) investment performance was helped by an underweight to the consumer discretionary sector, an overweight to the healthcare sector, and strong stock selection in the consumer discretionary sector. During the fiscal year, T. Rowe and Brown underperformed the Index. T. Rowe underperformed the Index due to poor stock selection in the healthcare and consumer discretionary sectors, as well as an overweight to the financials sector. Brown underperformed the Index due to poor stock selection in the information technology and communication services sectors, as well as an underweight to the information technology sector.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $40,471	Russell 1000 Index $39,030	Russell 1000 Growth Index $52,906
12/15	10,000	10,000	10,000
1/16	9,206	9,462	9,442
2/16	9,126	9,459	9,438
3/16	9,692	10,117	10,074
4/16	9,708	10,172	9,982
5/16	9,909	10,351	10,176
6/16	9,689	10,374	10,136
7/16	10,209	10,769	10,615
8/16	10,147	10,783	10,562
9/16	10,229	10,792	10,600
10/16	10,085	10,582	10,351
11/16	10,118	10,999	10,577
12/16	10,126	11,205	10,708
1/17	10,601	11,431	11,068
2/17	11,001	11,873	11,528
3/17	11,516	12,006	11,928
4/17	11,883	12,160	12,238
5/17	11,850	12,244	12,206
6/17	12,213	12,487	12,531
7/17	12,476	12,526	12,760
8/17	12,572	12,793	12,926
9/17	13,153	13,086	13,427
10/17	13,588	13,485	13,835
12/17	13,540	13,636	13,943
1/18	14,825	14,384	14,930
2/18	14,547	13,856	14,539
3/18	14,248	13,541	14,140
4/18	14,408	13,587	14,189
5/18	14,964	13,934	14,811
6/18	15,164	14,024	14,954
7/18	15,520	14,508	15,393
8/18	16,215	15,008	16,235
9/18	16,306	15,065	16,325
10/18	14,936	13,999	14,865
11/18	15,290	14,284	15,023
12/18	14,027	12,983	13,732
1/19	15,407	14,071	14,966
2/19	16,064	14,548	15,501
3/19	16,437	14,801	15,943
4/19	17,005	15,399	16,663
5/19	16,036	14,417	15,610
6/19	17,154	15,430	16,682
7/19	17,453	15,669	17,059
8/19	17,392	15,382	16,928
9/19	17,276	15,649	16,930
10/19	17,628	15,980	17,408
11/19	18,473	16,584	18,180
12/19	18,925	17,063	18,729
1/20	19,317	17,082	19,147
2/20	18,201	15,686	17,843
3/20	16,356	13,613	16,088
4/20	18,815	15,412	18,468
5/20	20,202	16,225	19,708
6/20	20,921	16,584	20,567
7/20	22,490	17,555	22,149
8/20	24,320	18,843	24,434
9/20	23,340	18,155	23,285
10/20	22,648	17,717	22,494
11/20	24,834	19,803	24,797
12/20	25,776	20,640	25,938
1/21	25,393	20,470	25,746
2/21	25,909	21,064	25,740
3/21	26,042	21,861	26,182
4/21	27,972	23,037	27,963
5/21	27,701	23,147	27,577
6/21	29,504	23,727	29,307
7/21	30,515	24,220	30,273
8/21	31,265	24,921	31,404
9/21	29,509	23,776	29,646
10/21	31,527	25,426	32,213
11/21	30,970	25,085	32,410
12/21	31,419	26,101	33,096
1/22	27,923	24,629	30,255
2/22	26,642	23,953	28,970
3/22	27,079	24,762	30,103
4/22	23,570	22,554	26,468
5/22	22,846	22,520	25,853
6/22	23,672	22,556	26,662
7/22	22,229	21,690	25,420
8/22	21,283	21,261	24,290
9/22	22,262	22,412	25,397
12/22	20,688	21,108	23,453
1/23	22,475	22,524	25,407
2/23	21,852	21,988	25,106
3/23	23,344	22,683	26,822
4/23	23,673	22,964	27,086
5/23	24,528	23,071	28,321
6/23	26,322	24,629	30,258
7/23	27,082	25,476	31,277
8/23	26,897	25,031	30,996
9/23	25,392	23,854	29,310
10/23	24,896	23,278	28,893
11/23	27,497	25,452	32,043
12/23	29,034	26,708	33,462
1/24	29,896	27,081	34,296
2/24	31,598	28,543	36,636
3/24	32,209	29,458	37,281
4/24	30,643	28,205	35,700
5/24	31,828	29,533	37,837
6/24	33,760	30,510	40,388
7/24	33,408	30,954	39,701
8/24	34,392	31,688	40,528
9/24	34,914	32,366	41,677
10/24	34,710	32,139	41,539
11/24	36,981	34,209	44,233
12/24	36,332	33,255	44,623
1/25	37,350	34,313	45,506
2/25	36,204	33,713	43,871
3/25	33,352	31,762	40,175
4/25	34,054	31,573	40,887
5/25	36,860	33,589	44,505
6/25	38,987	35,290	47,342
7/25	39,863	36,074	49,129
8/25	39,840	36,833	49,679
9/25	40,719	38,110	52,318
10/25	41,765	38,932	54,218
11/25	40,967	39,027	53,236
12/25	40,471	39,030	52,906

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	11.39%	9.44%	15.00%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Russell 1000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date				Dec. 31, 2024
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 617,414,000
Holdings Count | Holding			415
Advisory Fees Paid, Amount			$ 4,061,000
InvestmentCompanyPortfolioTurnover			50.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$617,414 Total Number of Portfolio Holdings415 Portfolio Turnover Rate 50.7% Total Advisory Fees Paid (amount in thousands)$4,061
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.85%
Investment Companies	3.02%
Convertible Preferred Stocks	0.13%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	43.27%
Communications	22.19%
Consumer, Non-cyclical	12.97%
Financial	7.23%
Industrial	7.06%
Consumer, Cyclical	4.16%
Money Market Funds	2.78%
Exchange-Traded Funds	0.24%
Basic Materials	0.04%
Energy	0.03%
Utilities	0.03%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective April 30, 2025, the Fund's Class 1 contractual expense limit of 0.69% expired.

Material Fund Change Expenses [Text Block]			Effective April 30, 2025, the Fund's Class 1 contractual expense limit of 0.69% expired.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address			www.PrincipalAM.com/pvcprospectuses
C000020908
Shareholder Report [Line Items]
Fund Name			LargeCap S&P 500 Index Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]			This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$22	0.20%

Expenses Paid, Amount			$ 22
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor’s® (“S&P”) 500 Index (“Index”). The Index is designed to represent U.S. equities with risk and return characteristics of the large capitalization universe. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund uses derivative strategies. During the 12 months ending in December 2025, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns for the year with the communication services and information technology sectors providing the best returns. The real estate and consumer staples sectors recorded the worst returns. Palantir Technologies, GE Aerospace, and Advanced Micro Devices contributed to Fund performance. Fiserv, UnitedHealth Group, and ServiceNow detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $38,793	S&P 500 Index $39,827
12/15	10,000	10,000
1/16	9,500	9,504
2/16	9,486	9,491
3/16	10,125	10,135
4/16	10,167	10,174
5/16	10,347	10,357
6/16	10,368	10,384
7/16	10,749	10,766
8/16	10,761	10,782
9/16	10,761	10,784
10/16	10,559	10,587
11/16	10,949	10,979
12/16	11,159	11,196
1/17	11,369	11,408
2/17	11,817	11,861
3/17	11,947	11,997
4/17	12,113	12,166
5/17	12,185	12,242
6/17	12,431	12,494
7/17	12,468	12,532
8/17	12,724	12,790
9/17	13,016	13,089
10/17	13,414	13,490
12/17	13,557	13,640
1/18	14,337	14,421
2/18	13,804	13,890
3/18	13,452	13,537
4/18	13,497	13,589
5/18	13,820	13,916
6/18	13,902	14,002
7/18	14,413	14,523
8/18	14,885	14,996
9/18	14,965	15,081
10/18	13,939	14,050
11/18	14,223	14,337
12/18	12,936	13,042
1/19	13,962	14,087
2/19	14,412	14,540
3/19	14,688	14,822
4/19	15,280	15,422
5/19	14,302	14,442
6/19	15,312	15,460
7/19	15,525	15,682
8/19	15,272	15,434
9/19	15,557	15,723
10/19	15,893	16,063
11/19	16,464	16,646
12/19	16,960	17,149
1/20	16,943	17,142
2/20	15,549	15,731
3/20	13,625	13,788
4/20	15,364	15,555
5/20	16,095	16,296
6/20	16,414	16,620
7/20	17,329	17,558
8/20	18,573	18,820
9/20	17,863	18,105
10/20	17,388	17,623
11/20	19,287	19,552
12/20	20,026	20,304
1/21	19,816	20,099
2/21	20,364	20,653
3/21	21,249	21,558
4/21	22,372	22,708
5/21	22,527	22,867
6/21	23,047	23,401
7/21	23,586	23,956
8/21	24,298	24,685
9/21	23,163	23,537
10/21	24,784	25,186
11/21	24,602	25,011
12/21	25,700	26,132
1/22	24,361	24,780
2/22	23,626	24,038
3/22	24,502	24,931
4/22	22,368	22,757
5/22	22,398	22,798
6/22	22,428	22,845
7/22	21,512	21,913
8/22	21,104	21,506
9/22	22,277	22,708
12/22	20,989	21,399
1/23	22,300	22,744
2/23	21,760	22,189
3/23	22,554	23,004
4/23	22,899	23,363
5/23	22,991	23,464
6/23	24,510	25,015
7/23	25,292	25,818
8/23	24,878	25,407
9/23	23,690	24,196
10/23	23,191	23,687
11/23	25,296	25,850
12/23	26,440	27,025
1/24	26,878	27,479
2/24	28,314	28,946
3/24	29,214	29,878
4/24	28,010	28,657
5/24	29,397	30,078
6/24	30,443	31,157
7/24	30,808	31,537
8/24	31,551	32,302
9/24	32,219	32,992
10/24	31,916	32,692
11/24	33,783	34,611
12/24	32,981	33,786
1/25	33,888	34,727
2/25	33,441	34,274
3/25	31,548	32,343
4/25	31,325	32,124
5/25	33,283	34,146
6/25	34,979	35,882
7/25	35,755	36,687
8/25	36,478	37,431
9/25	37,803	38,797
10/25	38,681	39,706
11/25	38,777	39,803
12/25	38,793	39,827

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	17.62%	14.14%	14.52%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date				Dec. 31, 2024
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 2,390,154,000
Holdings Count | Holding			507
Advisory Fees Paid, Amount			$ 4,743,000
InvestmentCompanyPortfolioTurnover			3.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,390,154 Total Number of Portfolio Holdings507 Portfolio Turnover Rate 3.4% Total Advisory Fees Paid (amount in thousands)$4,743
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.84%
Investment Companies	1.28%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	32.30%
Communications	16.78%
Financial	14.05%
Consumer, Non-cyclical	13.78%
Consumer, Cyclical	8.07%
Industrial	7.46%
Energy	2.83%
Utilities	2.22%
Basic Materials	1.35%
Exchange-Traded Funds	0.89%
Money Market Funds	0.39%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective November 19, 2025, the Fund changed from Diversified to Non-Diversified and updated its Investment Strategies and Principal Risks.

Material Fund Change Risks Change [Text Block]			Effective November 19, 2025, the Fund changed from Diversified to Non-Diversified and updated its Investment Strategies and Principal Risks.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address			www.PrincipalAM.com/pvcprospectuses
C000155998
Shareholder Report [Line Items]
Fund Name			LargeCap S&P 500 Index Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]			This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$49	0.45%

Expenses Paid, Amount			$ 49
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor’s® (“S&P”) 500 Index (“Index”). The Index is designed to represent U.S. equities with risk and return characteristics of the large capitalization universe. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund uses derivative strategies. During the 12 months ending in December 2025, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns for the year with the communication services and information technology sectors providing the best returns. The real estate and consumer staples sectors recorded the worst returns. Palantir Technologies, GE Aerospace, and Advanced Micro Devices contributed to Fund performance. Fiserv, UnitedHealth Group, and ServiceNow detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $37,810	S&P 500 Index $39,827
12/15	10,000	10,000
1/16	9,500	9,504
2/16	9,479	9,491
3/16	10,118	10,135
4/16	10,153	10,174
5/16	10,327	10,357
6/16	10,354	10,384
7/16	10,730	10,766
8/16	10,739	10,782
9/16	10,732	10,784
10/16	10,537	10,587
11/16	10,920	10,979
12/16	11,130	11,196
1/17	11,333	11,408
2/17	11,781	11,861
3/17	11,905	11,997
4/17	12,064	12,166
5/17	12,136	12,242
6/17	12,382	12,494
7/17	12,415	12,532
8/17	12,663	12,790
9/17	12,956	13,089
10/17	13,347	13,490
12/17	13,490	13,640
1/18	14,256	14,421
2/18	13,723	13,890
3/18	13,369	13,537
4/18	13,414	13,589
5/18	13,730	13,916
6/18	13,813	14,002
7/18	14,316	14,523
8/18	14,775	14,996
9/18	14,851	15,081
10/18	13,832	14,050
11/18	14,108	14,337
12/18	12,828	13,042
1/19	13,847	14,087
2/19	14,290	14,540
3/19	14,566	14,822
4/19	15,143	15,422
5/19	14,179	14,442
6/19	15,166	15,460
7/19	15,380	15,682
8/19	15,127	15,434
9/19	15,404	15,723
10/19	15,731	16,063
11/19	16,294	16,646
12/19	16,782	17,149
1/20	16,765	17,142
2/20	15,378	15,731
3/20	13,471	13,788
4/20	15,193	15,555
5/20	15,916	16,296
6/20	16,219	16,620
7/20	17,126	17,558
8/20	18,353	18,820
9/20	17,646	18,105
10/20	17,171	17,623
11/20	19,043	19,552
12/20	19,764	20,304
1/21	19,554	20,099
2/21	20,092	20,653
3/21	20,960	21,558
4/21	22,064	22,708
5/21	22,210	22,867
6/21	22,721	23,401
7/21	23,251	23,956
8/21	23,945	24,685
9/21	22,819	23,537
10/21	24,410	25,186
11/21	24,229	25,011
12/21	25,307	26,132
1/22	23,987	24,780
2/22	23,262	24,038
3/22	24,108	24,931
4/22	22,004	22,757
5/22	22,024	22,798
6/22	22,054	22,845
7/22	21,148	21,913
8/22	20,733	21,506
9/22	21,885	22,708
12/22	20,618	21,399
1/23	21,896	22,744
2/23	21,355	22,189
3/23	22,138	23,004
4/23	22,472	23,363
5/23	22,564	23,464
6/23	24,037	25,015
7/23	24,797	25,818
8/23	24,394	25,407
9/23	23,225	24,196
10/23	22,727	23,687
11/23	24,794	25,850
12/23	25,912	27,025
1/24	26,326	27,479
2/24	27,724	28,946
3/24	28,600	29,878
4/24	27,420	28,657
5/24	28,770	30,078
6/24	29,791	31,157
7/24	30,144	31,537
8/24	30,862	32,302
9/24	31,509	32,992
10/24	31,207	32,692
11/24	33,032	34,611
12/24	32,231	33,786
1/25	33,111	34,727
2/25	32,665	34,274
3/25	30,813	32,343
4/25	30,590	32,124
5/25	32,494	34,146
6/25	34,136	35,882
7/25	34,898	36,687
8/25	35,594	37,431
9/25	36,866	38,797
10/25	37,730	39,706
11/25	37,810	39,803
12/25	37,810	39,827

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	17.31%	13.85%	14.22%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date				Dec. 31, 2024
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 2,390,154,000
Holdings Count | Holding			507
Advisory Fees Paid, Amount			$ 4,743,000
InvestmentCompanyPortfolioTurnover			3.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,390,154 Total Number of Portfolio Holdings507 Portfolio Turnover Rate 3.4% Total Advisory Fees Paid (amount in thousands)$4,743
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.84%
Investment Companies	1.28%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	32.30%
Communications	16.78%
Financial	14.05%
Consumer, Non-cyclical	13.78%
Consumer, Cyclical	8.07%
Industrial	7.46%
Energy	2.83%
Utilities	2.22%
Basic Materials	1.35%
Exchange-Traded Funds	0.89%
Money Market Funds	0.39%
Other Assets and LiabilitiesFootnote Reference*	(0.12)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective November 19, 2025, the Fund changed from Diversified to Non-Diversified and updated its Investment Strategies and Principal Risks.

Material Fund Change Risks Change [Text Block]			Effective November 19, 2025, the Fund changed from Diversified to Non-Diversified and updated its Investment Strategies and Principal Risks.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address			www.PrincipalAM.com/pvcprospectuses
C000132327
Shareholder Report [Line Items]
Fund Name			LargeCap S&P 500 Managed Volatility Index Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about LargeCap S&P 500 Managed Volatility Index Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]			This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$40	0.37%

Expenses Paid, Amount			$ 40
Expense Ratio, Percent			0.37%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital with an emphasis on managing volatility. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that compose the Standard & Poor’s® (“S&P”) 500 Index (“Index”). The Index is designed to represent U.S. equities with risk and return characteristics of the large cap universe, which includes growth and value stocks. In part, the Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund also uses derivative strategies. The Fund also employs an active volatility management strategy that seeks to produce gains regardless of the directional movement of the Index and mitigate volatility. During the 12 months ending in December 2025, the Fund's investment performance was in line with the Index. The Fund uses an indexing strategy and does not attempt to use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the Index posted positive returns for the year with the communication services and information technology sectors providing the best returns. The real estate and consumer staples sectors recorded the worst returns. Palantir Technologies, GE Aerospace, and Advanced Micro Devices contributed to Fund performance. Fiserv, UnitedHealth Group, and ServiceNow detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $35,237	S&P 500 Index $39,827
12/15	10,000	10,000
1/16	9,539	9,504
2/16	9,512	9,491
3/16	10,106	10,135
4/16	10,133	10,174
5/16	10,302	10,357
6/16	10,311	10,384
7/16	10,674	10,766
8/16	10,679	10,782
9/16	10,670	10,784
10/16	10,470	10,587
11/16	10,824	10,979
12/16	11,033	11,196
1/17	11,215	11,408
2/17	11,642	11,861
3/17	11,733	11,997
4/17	11,887	12,166
5/17	11,941	12,242
6/17	12,159	12,494
7/17	12,198	12,532
8/17	12,434	12,790
9/17	12,709	13,089
10/17	13,063	13,490
12/17	13,191	13,640
1/18	13,899	14,421
2/18	13,476	13,890
3/18	13,152	13,537
4/18	13,171	13,589
5/18	13,456	13,916
6/18	13,525	14,002
7/18	13,977	14,523
8/18	14,400	14,996
9/18	14,463	15,081
10/18	13,606	14,050
11/18	13,855	14,337
12/18	12,699	13,042
1/19	13,646	14,087
2/19	14,054	14,540
3/19	14,304	14,822
4/19	14,842	15,422
5/19	13,955	14,442
6/19	14,862	15,460
7/19	15,061	15,682
8/19	14,842	15,434
9/19	15,110	15,723
10/19	15,393	16,063
11/19	15,925	16,646
12/19	16,371	17,149
1/20	16,382	17,142
2/20	15,121	15,731
3/20	13,338	13,788
4/20	14,958	15,555
5/20	15,610	16,296
6/20	15,893	16,620
7/20	16,719	17,558
8/20	17,839	18,820
9/20	17,223	18,105
10/20	16,760	17,623
11/20	18,444	19,552
12/20	19,099	20,304
1/21	18,907	20,099
2/21	19,371	20,653
3/21	20,139	21,558
4/21	21,156	22,708
5/21	21,269	22,867
6/21	21,721	23,401
7/21	22,207	23,956
8/21	22,806	24,685
9/21	21,779	23,537
10/21	23,191	25,186
11/21	23,051	25,011
12/21	23,979	26,132
1/22	22,822	24,780
2/22	22,186	24,038
3/22	22,898	24,931
4/22	21,004	22,757
5/22	21,042	22,798
6/22	21,106	22,845
7/22	20,330	21,913
8/22	20,043	21,506
9/22	21,047	22,708
12/22	19,914	21,399
1/23	21,018	22,744
2/23	20,530	22,189
3/23	21,190	23,004
4/23	21,463	23,363
5/23	21,520	23,464
6/23	22,797	25,015
7/23	23,457	25,818
8/23	23,328	25,407
9/23	22,295	24,196
10/23	21,785	23,687
11/23	23,623	25,850
12/23	24,626	27,025
1/24	24,997	27,479
2/24	26,232	28,946
3/24	27,019	29,878
4/24	25,969	28,657
5/24	27,158	30,078
6/24	28,069	31,157
7/24	28,378	31,537
8/24	28,949	32,302
9/24	29,490	32,992
10/24	29,245	32,692
11/24	30,781	34,611
12/24	30,083	33,786
1/25	30,851	34,727
2/25	30,449	34,274
3/25	29,053	32,343
4/25	28,984	32,124
5/25	30,676	34,146
6/25	32,107	35,882
7/25	32,770	36,687
8/25	33,363	37,431
9/25	34,489	38,797
10/25	35,260	39,706
11/25	35,305	39,803
12/25	35,237	39,827

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	17.13%	13.03%	13.42%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date				Dec. 31, 2024
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 119,014,000
Holdings Count | Holding			507
Advisory Fees Paid, Amount			$ 465,000
InvestmentCompanyPortfolioTurnover			22.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$119,014 Total Number of Portfolio Holdings507 Portfolio Turnover Rate 22.2% Total Advisory Fees Paid (amount in thousands)$465
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	94.22%
Investment Companies	5.23%
Other Assets and LiabilitiesFootnote Reference*	0.55%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Technology	30.79%
Communications	15.99%
Financial	13.38%
Consumer, Non-cyclical	13.14%
Consumer, Cyclical	7.71%
Industrial	7.12%
Money Market Funds	4.47%
Energy	2.69%
Utilities	2.12%
Basic Materials	1.28%
Exchange-Traded Funds	0.76%
Other Assets and LiabilitiesFootnote Reference*	0.55%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective November 19, 2025, the Fund changed from Diversified to Non-Diversified and updated its Investment Strategies and Principal Risks. On December 9, 2025, the Fund's Board of Directors approved a Plan of Liquidation and Termination of the Fund. Pursuant to the Plan, the Fund will liquidate on or about March 25, 2026.

Material Fund Change Risks Change [Text Block]			Effective November 19, 2025, the Fund changed from Diversified to Non-Diversified and updated its Investment Strategies and Principal Risks.
Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address			www.PrincipalAM.com/pvcprospectuses
C000020910
Shareholder Report [Line Items]
Fund Name			MidCap Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$53	0.53%

Expenses Paid, Amount			$ 53
Expense Ratio, Percent			0.53%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in real estate and materials. Aerospace components business HEICO was the top contributor. The company gained share in its aftermarket business. Alternative asset manager Brookfield was the next contributor. The company highlighted its transformative phase of growth at its fall investor day. Lack of exposure to underperforming staples and energy companies contributed to performance relative to the Index. Relative performance versus the Index was impacted with quality companies out of favor following the April tariff-pause announcement, and sharp acceleration in high-growth, highly cyclical assets. Company selection in information technology was the biggest detractor. Constellation Software, Roper Technologies, and Tyler Technologies were impacted by the narrative that generative AI will one day replace software businesses. The team saw no evidence of a change in the competitive environment for these businesses. The biggest detractor was vehicle salvage business Copart, caused by lower volumes due to a rise in uninsured drivers. The company grew its other businesses and is well experienced managing through economic cycles.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $32,712	Russell 3000 Index $38,012	Russell MidCap Index $28,420
12/15	10,000	10,000	10,000
1/16	9,274	9,436	9,345
2/16	9,361	9,433	9,450
3/16	10,096	10,097	10,224
4/16	10,165	10,159	10,333
5/16	10,434	10,341	10,502
6/16	10,427	10,362	10,550
7/16	10,938	10,774	11,031
8/16	10,903	10,801	11,004
9/16	10,937	10,818	11,026
10/16	10,640	10,584	10,676
11/16	10,965	11,058	11,252
12/16	11,037	11,274	11,380
1/17	11,390	11,486	11,654
2/17	11,868	11,913	11,984
3/17	12,163	12,047	12,058
4/17	12,486	12,171	12,168
5/17	12,468	12,280	12,289
6/17	12,843	12,512	12,470
7/17	12,946	12,536	12,373
8/17	13,205	12,842	12,716
9/17	13,484	13,122	12,928
10/17	13,823	13,521	13,363
12/17	13,853	13,656	13,487
1/18	14,466	14,375	13,995
2/18	13,683	13,846	13,417
3/18	13,783	13,568	13,425
4/18	13,650	13,619	13,405
5/18	13,958	14,004	13,709
6/18	14,270	14,095	13,804
7/18	14,666	14,563	14,147
8/18	14,974	15,074	14,587
9/18	14,920	15,099	14,493
10/18	13,656	13,988	13,289
11/18	14,168	14,268	13,616
12/18	12,946	12,940	12,265
1/19	14,138	14,051	13,589
2/19	14,952	14,545	14,172
3/19	15,443	14,757	14,294
4/19	16,331	15,346	14,838
5/19	15,830	14,353	13,927
6/19	16,875	15,361	14,884
7/19	17,185	15,590	15,096
8/19	17,302	15,272	14,666
9/19	17,440	15,540	14,955
10/19	17,719	15,875	15,112
11/19	18,275	16,478	15,652
12/19	18,525	16,954	16,012
1/20	19,137	16,935	15,883
2/20	17,805	15,549	14,504
3/20	14,106	13,410	11,677
4/20	15,979	15,187	13,354
5/20	17,416	15,999	14,293
6/20	17,620	16,364	14,550
7/20	18,698	17,294	15,405
8/20	19,508	18,546	15,946
9/20	19,058	17,871	15,636
10/20	18,642	17,485	15,736
11/20	21,027	19,613	17,911
12/20	21,922	20,495	18,750
1/21	20,968	20,404	18,700
2/21	22,200	21,042	19,742
3/21	22,703	21,796	20,276
4/21	24,180	22,919	21,309
5/21	24,269	23,024	21,480
6/21	24,816	23,592	21,796
7/21	25,842	23,991	21,964
8/21	25,945	24,675	22,522
9/21	25,000	23,568	21,594
10/21	26,881	25,161	22,879
11/21	26,052	24,778	22,082
12/21	27,517	25,754	22,984
1/22	24,613	24,239	21,291
2/22	23,686	23,628	21,138
3/22	24,330	24,395	21,679
4/22	22,221	22,206	20,009
5/22	22,088	22,176	20,025
6/22	22,493	22,227	19,806
7/22	21,617	21,398	19,184
8/22	21,013	21,005	18,951
9/22	22,588	22,102	20,090
12/22	21,195	20,808	19,004
1/23	22,998	22,241	20,583
2/23	22,307	21,721	20,083
3/23	22,386	22,302	19,775
4/23	22,849	22,539	19,671
5/23	22,679	22,627	19,121
6/23	24,553	24,172	20,717
7/23	24,751	25,039	21,538
8/23	24,524	24,555	20,791
9/23	23,263	23,386	19,747
10/23	22,500	22,766	18,760
11/23	25,323	24,888	20,680
12/23	26,722	26,209	22,278
1/24	27,028	26,499	21,961
2/24	28,571	27,933	23,188
3/24	29,669	28,835	24,194
4/24	27,795	27,566	22,887
5/24	28,758	28,868	23,540
6/24	28,880	29,762	23,384
7/24	30,708	30,315	24,486
8/24	31,284	30,975	24,982
9/24	32,047	31,616	25,538
10/24	31,791	31,384	25,401
11/24	34,651	33,471	27,642
12/24	32,140	32,448	25,697
1/25	33,830	33,473	26,790
2/25	33,416	32,831	26,028
3/25	32,033	30,916	24,822
4/25	31,870	30,709	24,566
5/25	33,087	32,655	25,970
6/25	34,025	34,314	26,940
7/25	34,336	35,070	27,439
8/25	34,596	35,881	28,125
9/25	34,094	37,120	28,375
10/25	32,665	37,915	28,140
11/25	33,055	38,019	28,498
12/25	32,712	38,012	28,420

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	1.78%	8.33%	12.58%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell MidCap Index	10.60%	8.67%	11.01%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 582,063,000
Holdings Count | Holding			72
Advisory Fees Paid, Amount			$ 3,435,000
InvestmentCompanyPortfolioTurnover			14.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$582,063 Total Number of Portfolio Holdings72 Portfolio Turnover Rate 14.8% Total Advisory Fees Paid (amount in thousands)$3,435
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.64%
Investment Companies	0.69%
Other Assets and Liabilities	(0.33)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.98%
Consumer, Cyclical	23.88%
Industrial	22.90%
Technology	12.68%
Utilities	4.15%
Consumer, Non-cyclical	3.94%
Communications	2.37%
Basic Materials	1.74%
Money Market Funds	0.69%
Other Assets and Liabilities	(0.33)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000079602
Shareholder Report [Line Items]
Fund Name			MidCap Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$79	0.78%

Expenses Paid, Amount			$ 79
Expense Ratio, Percent			0.78%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, in equity securities of companies with medium market capitalizations. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap® Index ("Index"). The Fund also invests in foreign securities. Over the year, the Fund benefited most from company selection in real estate and materials. Aerospace components business HEICO was the top contributor. The company gained share in its aftermarket business. Alternative asset manager Brookfield was the next contributor. The company highlighted its transformative phase of growth at its fall investor day. Lack of exposure to underperforming staples and energy companies contributed to performance relative to the Index. Relative performance versus the Index was impacted with quality companies out of favor following the April tariff-pause announcement, and sharp acceleration in high-growth, highly cyclical assets. Company selection in information technology was the biggest detractor. Constellation Software, Roper Technologies, and Tyler Technologies were impacted by the narrative that generative AI will one day replace software businesses. The team saw no evidence of a change in the competitive environment for these businesses. The biggest detractor was vehicle salvage business Copart, caused by lower volumes due to a rise in uninsured drivers. The company grew its other businesses and is well experienced managing through economic cycles.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $31,905	Russell 3000 Index $38,012	Russell MidCap Index $28,420
12/15	10,000	10,000	10,000
1/16	9,274	9,436	9,345
2/16	9,358	9,433	9,450
3/16	10,091	10,097	10,224
4/16	10,156	10,159	10,333
5/16	10,424	10,341	10,502
6/16	10,415	10,362	10,550
7/16	10,922	10,774	11,031
8/16	10,885	10,801	11,004
9/16	10,916	10,818	11,026
10/16	10,618	10,584	10,676
11/16	10,942	11,058	11,252
12/16	11,011	11,274	11,380
1/17	11,361	11,486	11,654
2/17	11,834	11,913	11,984
3/17	12,123	12,047	12,058
4/17	12,443	12,171	12,168
5/17	12,423	12,280	12,289
6/17	12,795	12,512	12,470
7/17	12,891	12,536	12,373
8/17	13,148	12,842	12,716
9/17	13,423	13,122	12,928
10/17	13,757	13,521	13,363
12/17	13,785	13,656	13,487
1/18	14,392	14,375	13,995
2/18	13,610	13,846	13,417
3/18	13,708	13,568	13,425
4/18	13,570	13,619	13,405
5/18	13,876	14,004	13,709
6/18	14,184	14,095	13,804
7/18	14,572	14,563	14,147
8/18	14,875	15,074	14,587
9/18	14,818	15,099	14,493
10/18	13,559	13,988	13,289
11/18	14,066	14,268	13,616
12/18	12,850	12,940	12,265
1/19	14,031	14,051	13,589
2/19	14,834	14,545	14,172
3/19	15,320	14,757	14,294
4/19	16,197	15,346	14,838
5/19	15,696	14,353	13,927
6/19	16,730	15,361	14,884
7/19	17,034	15,590	15,096
8/19	17,146	15,272	14,666
9/19	17,278	15,540	14,955
10/19	17,550	15,875	15,112
11/19	18,099	16,478	15,652
12/19	18,340	16,954	16,012
1/20	18,945	16,935	15,883
2/20	17,624	15,549	14,504
3/20	13,957	13,410	11,677
4/20	15,806	15,187	13,354
5/20	17,226	15,999	14,293
6/20	17,423	16,364	14,550
7/20	18,488	17,294	15,405
8/20	19,284	18,546	15,946
9/20	18,835	17,871	15,636
10/20	18,420	17,485	15,736
11/20	20,771	19,613	17,911
12/20	21,653	20,495	18,750
1/21	20,702	20,404	18,700
2/21	21,918	21,042	19,742
3/21	22,409	21,796	20,276
4/21	23,861	22,919	21,309
5/21	23,946	23,024	21,480
6/21	24,478	23,592	21,796
7/21	25,488	23,991	21,964
8/21	25,584	24,675	22,522
9/21	24,647	23,568	21,594
10/21	26,496	25,161	22,879
11/21	25,671	24,778	22,082
12/21	27,109	25,754	22,984
1/22	24,244	24,239	21,291
2/22	23,326	23,628	21,138
3/22	23,954	24,395	21,679
4/22	21,874	22,206	20,009
5/22	21,741	22,176	20,025
6/22	22,127	22,227	19,806
7/22	21,261	21,398	19,184
8/22	20,657	21,005	18,951
9/22	22,202	22,102	20,090
12/22	20,830	20,808	19,004
1/23	22,594	22,241	20,583
2/23	21,910	21,721	20,083
3/23	21,988	22,302	19,775
4/23	22,437	22,539	19,671
5/23	22,264	22,627	19,121
6/23	24,101	24,172	20,717
7/23	24,287	25,039	21,538
8/23	24,060	24,555	20,791
9/23	22,816	23,386	19,747
10/23	22,064	22,766	18,760
11/23	24,832	24,888	20,680
12/23	26,192	26,209	22,278
1/24	26,488	26,499	21,961
2/24	27,997	27,933	23,188
3/24	29,065	28,835	24,194
4/24	27,223	27,566	22,887
5/24	28,161	28,868	23,540
6/24	28,275	29,762	23,384
7/24	30,058	30,315	24,486
8/24	30,616	30,975	24,982
9/24	31,357	31,616	25,538
10/24	31,098	31,384	25,401
11/24	33,892	33,471	27,642
12/24	31,426	32,448	25,697
1/25	33,073	33,473	26,790
2/25	32,662	32,831	26,028
3/25	31,306	30,916	24,822
4/25	31,135	30,709	24,566
5/25	32,319	32,655	25,970
6/25	33,226	34,314	26,940
7/25	33,527	35,070	27,439
8/25	33,772	35,881	28,125
9/25	33,276	37,120	28,375
10/25	31,874	37,915	28,140
11/25	32,252	38,019	28,498
12/25	31,905	38,012	28,420

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	1.52%	8.06%	12.30%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell MidCap Index	10.60%	8.67%	11.01%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 582,063,000
Holdings Count | Holding			72
Advisory Fees Paid, Amount			$ 3,435,000
InvestmentCompanyPortfolioTurnover			14.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$582,063 Total Number of Portfolio Holdings72 Portfolio Turnover Rate 14.8% Total Advisory Fees Paid (amount in thousands)$3,435
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.64%
Investment Companies	0.69%
Other Assets and Liabilities	(0.33)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	27.98%
Consumer, Cyclical	23.88%
Industrial	22.90%
Technology	12.68%
Utilities	4.15%
Consumer, Non-cyclical	3.94%
Communications	2.37%
Basic Materials	1.74%
Money Market Funds	0.69%
Other Assets and Liabilities	(0.33)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038532
Shareholder Report [Line Items]
Fund Name			Principal Capital Appreciation Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$67	0.63%

Expenses Paid, Amount			$ 67
Expense Ratio, Percent			0.63%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of U.S. companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Those managing the Fund’s investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, or have barriers to entry in their respective industries. Lam Research Corporation (LRCX) contributed to relative performance as the company beat expectations multiple times in the year which was driven by a continued recovery in NAND memory and sustained demand out of China. The company also raised guidance for their wafer fabrication equipment outlook to $105 billion from $100 billion which helped boost the stock. GE Vernova (GEV) contributed to relative performance as the company revised guidance higher and noted production slots for heavy-duty gas turbines are almost sold out through 2028. Constellation Energy Corporation (CEG) is the largest producer of carbon-free power in the U.S. and sells clean energy to commercial and retail customers as a deregulated utility. CEG aided results as the company announced a 20-year PPA agreement with META for the output of the Clinton Clean Energy Center and announced it was purchasing Calpine, a private gas-generation independent power producer. Deckers Outdoor Corporation (DECK) detracted from relative performance as shares underperformed as sales slowed in HOKA brand. Not owning Palantir Technologies Inc. (PLTR) detracted from relative performance as shares rallied meaningfully over the past year. Salesforce, Inc. (CRM) detracted from relative performance as the market reacted negatively to CRM’s topline growth falling below 10% and to their intent to purchase Informatica.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $38,233	Russell 1000 Index $39,030	Russell 3000 Index $38,012
12/15	10,000	10,000	10,000
1/16	9,503	9,462	9,436
2/16	9,459	9,459	9,433
3/16	10,072	10,117	10,097
4/16	10,022	10,172	10,159
5/16	10,246	10,351	10,341
6/16	10,260	10,374	10,362
7/16	10,644	10,769	10,774
8/16	10,628	10,783	10,801
9/16	10,601	10,792	10,818
10/16	10,314	10,582	10,584
11/16	10,683	10,999	11,058
12/16	10,911	11,205	11,274
1/17	11,143	11,431	11,486
2/17	11,563	11,873	11,913
3/17	11,699	12,006	12,047
4/17	11,841	12,160	12,171
5/17	11,845	12,244	12,280
6/17	12,100	12,487	12,512
7/17	12,118	12,526	12,536
8/17	12,372	12,793	12,842
9/17	12,649	13,086	13,122
10/17	13,064	13,485	13,521
12/17	13,175	13,636	13,656
1/18	13,858	14,384	14,375
2/18	13,406	13,856	13,846
3/18	13,092	13,541	13,568
4/18	13,087	13,587	13,619
5/18	13,443	13,934	14,004
6/18	13,535	14,024	14,095
7/18	14,034	14,508	14,563
8/18	14,481	15,008	15,074
9/18	14,522	15,065	15,099
10/18	13,557	13,999	13,988
11/18	13,946	14,284	14,268
12/18	12,726	12,983	12,940
1/19	13,705	14,071	14,051
2/19	14,168	14,548	14,545
3/19	14,428	14,801	14,757
4/19	15,122	15,399	15,346
5/19	14,261	14,417	14,353
6/19	15,191	15,430	15,361
7/19	15,605	15,669	15,590
8/19	15,354	15,382	15,272
9/19	15,603	15,649	15,540
10/19	15,932	15,980	15,875
11/19	16,404	16,584	16,478
12/19	16,860	17,063	16,954
1/20	16,854	17,082	16,935
2/20	15,389	15,686	15,549
3/20	13,589	13,613	13,410
4/20	15,131	15,412	15,187
5/20	15,982	16,225	15,999
6/20	16,278	16,584	16,364
7/20	17,480	17,555	17,294
8/20	18,610	18,843	18,546
9/20	18,014	18,155	17,871
10/20	17,582	17,717	17,485
11/20	19,298	19,803	19,613
12/20	20,015	20,640	20,495
1/21	19,718	20,470	20,404
2/21	20,179	21,064	21,042
3/21	20,937	21,861	21,796
4/21	22,034	23,037	22,919
5/21	22,198	23,147	23,024
6/21	22,857	23,727	23,592
7/21	23,493	24,220	23,991
8/21	24,159	24,921	24,675
9/21	22,944	23,776	23,568
10/21	24,710	25,426	25,161
11/21	24,606	25,085	24,778
12/21	25,584	26,101	25,754
1/22	24,087	24,629	24,239
2/22	23,134	23,953	23,628
3/22	24,038	24,762	24,395
4/22	21,924	22,554	22,206
5/22	22,058	22,520	22,176
6/22	22,211	22,556	22,227
7/22	21,459	21,690	21,398
8/22	21,292	21,261	21,005
9/22	22,659	22,412	22,102
12/22	21,384	21,108	20,808
1/23	22,567	22,524	22,241
2/23	21,898	21,988	21,721
3/23	22,638	22,683	22,302
4/23	23,039	22,964	22,539
5/23	23,032	23,071	22,627
6/23	24,511	24,629	24,172
7/23	25,321	25,476	25,039
8/23	24,849	25,031	24,555
9/23	23,790	23,854	23,386
10/23	23,396	23,278	22,766
11/23	25,503	25,452	24,888
12/23	26,762	26,708	26,209
1/24	27,368	27,081	26,499
2/24	28,937	28,543	27,933
3/24	29,976	29,458	28,835
4/24	28,695	28,205	27,566
5/24	30,181	29,533	28,868
6/24	31,121	30,510	29,762
7/24	31,500	30,954	30,315
8/24	32,167	31,688	30,975
9/24	32,827	32,366	31,616
10/24	32,591	32,139	31,384
11/24	34,696	34,209	33,471
12/24	33,679	33,255	32,448
1/25	34,798	34,313	33,473
2/25	33,892	33,713	32,831
3/25	31,779	31,762	30,916
4/25	31,645	31,573	30,709
5/25	33,450	33,589	32,655
6/25	34,956	35,290	34,314
7/25	35,744	36,074	35,070
8/25	36,399	36,833	35,881
9/25	37,762	38,110	37,120
10/25	38,541	38,932	37,915
11/25	38,592	39,027	38,019
12/25	38,233	39,030	38,012

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	13.52%	13.82%	14.35%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			Effective March 1, 2025, the Fund changed its index to the Russell 1000 Index because it more closely aligns with the Fund's investment approach. Prior to March 1, 2025, the Fund's index was the Russell 3000 Index.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 246,226,000
Holdings Count | Holding			93
Advisory Fees Paid, Amount			$ 1,450,000
InvestmentCompanyPortfolioTurnover			58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$246,226 Total Number of Portfolio Holdings93 Portfolio Turnover Rate 58.0% Total Advisory Fees Paid (amount in thousands)$1,450
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.16%
Investment Companies	0.86%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.89%
Communications	17.60%
Financial	14.97%
Consumer, Non-cyclical	11.76%
Consumer, Cyclical	10.71%
Industrial	8.48%
Energy	3.27%
Utilities	2.07%
Basic Materials	1.41%
Money Market Funds	0.86%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038533
Shareholder Report [Line Items]
Fund Name			Principal Capital Appreciation Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$94	0.88%

Expenses Paid, Amount			$ 94
Expense Ratio, Percent			0.88%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of U.S. companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Those managing the Fund’s investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, or have barriers to entry in their respective industries. Lam Research Corporation (LRCX) contributed to relative performance as the company beat expectations multiple times in the year which was driven by a continued recovery in NAND memory and sustained demand out of China. The company also raised guidance for their wafer fabrication equipment outlook to $105 billion from $100 billion which helped boost the stock. GE Vernova (GEV) contributed to relative performance as the company revised guidance higher and noted production slots for heavy-duty gas turbines are almost sold out through 2028. Constellation Energy Corporation (CEG) is the largest producer of carbon-free power in the U.S. and sells clean energy to commercial and retail customers as a deregulated utility. CEG aided results as the company announced a 20-year PPA agreement with META for the output of the Clinton Clean Energy Center and announced it was purchasing Calpine, a private gas-generation independent power producer. Deckers Outdoor Corporation (DECK) detracted from relative performance as shares underperformed as sales slowed in HOKA brand. Not owning Palantir Technologies Inc. (PLTR) detracted from relative performance as shares rallied meaningfully over the past year. Salesforce, Inc. (CRM) detracted from relative performance as the market reacted negatively to CRM’s topline growth falling below 10% and to their intent to purchase Informatica.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $37,289	Russell 1000 Index $39,030	Russell 3000 Index $38,012
12/15	10,000	10,000	10,000
1/16	9,503	9,462	9,436
2/16	9,453	9,459	9,433
3/16	10,063	10,117	10,097
4/16	10,018	10,172	10,159
5/16	10,235	10,351	10,341
6/16	10,248	10,374	10,362
7/16	10,628	10,769	10,774
8/16	10,610	10,783	10,801
9/16	10,582	10,792	10,818
10/16	10,293	10,582	10,584
11/16	10,660	10,999	11,058
12/16	10,885	11,205	11,274
1/17	11,110	11,431	11,486
2/17	11,533	11,873	11,913
3/17	11,661	12,006	12,047
4/17	11,799	12,160	12,171
5/17	11,804	12,244	12,280
6/17	12,052	12,487	12,512
7/17	12,068	12,526	12,536
8/17	12,319	12,793	12,842
9/17	12,593	13,086	13,122
10/17	13,006	13,485	13,521
12/17	13,112	13,636	13,656
1/18	13,785	14,384	14,375
2/18	13,335	13,856	13,846
3/18	13,020	13,541	13,568
4/18	13,010	13,587	13,619
5/18	13,363	13,934	14,004
6/18	13,451	14,024	14,095
7/18	13,943	14,508	14,563
8/18	14,384	15,008	15,074
9/18	14,418	15,065	15,099
10/18	13,460	13,999	13,988
11/18	13,845	14,284	14,268
12/18	12,635	12,983	12,940
1/19	13,603	14,071	14,051
2/19	14,057	14,548	14,545
3/19	14,314	14,801	14,757
4/19	14,996	15,399	15,346
5/19	14,141	14,417	14,353
6/19	15,060	15,430	15,361
7/19	15,465	15,669	15,590
8/19	15,213	15,382	15,272
9/19	15,457	15,649	15,540
10/19	15,782	15,980	15,875
11/19	16,245	16,584	16,478
12/19	16,690	17,063	16,954
1/20	16,685	17,082	16,935
2/20	15,226	15,686	15,549
3/20	13,443	13,613	13,410
4/20	14,968	15,412	15,187
5/20	15,804	16,225	15,999
6/20	16,096	16,584	16,364
7/20	17,280	17,555	17,294
8/20	18,397	18,843	18,546
9/20	17,797	18,155	17,871
10/20	17,370	17,717	17,485
11/20	19,060	19,803	19,613
12/20	19,768	20,640	20,495
1/21	19,469	20,470	20,404
2/21	19,920	21,064	21,042
3/21	20,668	21,861	21,796
4/21	21,744	23,037	22,919
5/21	21,902	23,147	23,024
6/21	22,551	23,727	23,592
7/21	23,170	24,220	23,991
8/21	23,819	24,921	24,675
9/21	22,621	23,776	23,568
10/21	24,352	25,426	25,161
11/21	24,242	25,085	24,778
12/21	25,203	26,101	25,754
1/22	23,728	24,629	24,239
2/22	22,780	23,953	23,628
3/22	23,667	24,762	24,395
4/22	21,581	22,554	22,206
5/22	21,709	22,520	22,176
6/22	21,850	22,556	22,227
7/22	21,103	21,690	21,398
8/22	20,937	21,261	21,005
9/22	22,270	22,412	22,102
12/22	21,014	21,108	20,808
1/23	22,172	22,524	22,241
2/23	21,515	21,988	21,721
3/23	22,235	22,683	22,302
4/23	22,623	22,964	22,539
5/23	22,609	23,071	22,627
6/23	24,056	24,629	24,172
7/23	24,853	25,476	25,039
8/23	24,380	25,031	24,555
9/23	23,327	23,854	23,386
10/23	22,948	23,278	22,766
11/23	24,998	25,452	24,888
12/23	26,236	26,708	26,209
1/24	26,820	27,081	26,499
2/24	28,354	28,543	27,933
3/24	29,364	29,458	28,835
4/24	28,104	28,205	27,566
5/24	29,554	29,533	28,868
6/24	30,465	30,510	29,762
7/24	30,830	30,954	30,315
8/24	31,483	31,688	30,975
9/24	32,115	32,366	31,616
10/24	31,886	32,139	31,384
11/24	33,937	34,209	33,471
12/24	32,935	33,255	32,448
1/25	34,016	34,313	33,473
2/25	33,125	33,713	32,831
3/25	31,049	31,762	30,916
4/25	30,923	31,573	30,709
5/25	32,675	33,589	32,655
6/25	34,135	35,290	34,314
7/25	34,900	36,074	35,070
8/25	35,531	36,833	35,881
9/25	36,860	38,110	37,120
10/25	37,606	38,932	37,915
11/25	37,649	39,027	38,019
12/25	37,289	39,030	38,012

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	13.22%	13.53%	14.07%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			Effective March 1, 2025, the Fund changed its index to the Russell 1000 Index because it more closely aligns with the Fund's investment approach. Prior to March 1, 2025, the Fund's index was the Russell 3000 Index.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 246,226,000
Holdings Count | Holding			93
Advisory Fees Paid, Amount			$ 1,450,000
InvestmentCompanyPortfolioTurnover			58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$246,226 Total Number of Portfolio Holdings93 Portfolio Turnover Rate 58.0% Total Advisory Fees Paid (amount in thousands)$1,450
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.16%
Investment Companies	0.86%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	28.89%
Communications	17.60%
Financial	14.97%
Consumer, Non-cyclical	11.76%
Consumer, Cyclical	10.71%
Industrial	8.48%
Energy	3.27%
Utilities	2.07%
Basic Materials	1.41%
Money Market Funds	0.86%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020916
Shareholder Report [Line Items]
Fund Name			Principal LifeTime 2020 Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Principal LifeTime 2020 Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%

Expenses Paid, Amount			$ 1
Expense Ratio, Percent			0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. It is a fund of funds and invests in funds of Principal Exchange-Traded Funds, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. Asset class positioning was a detractor from investment performance on average due to an underweight to non-U.S. equity relative to the S&P Target Date Indices. An overweight to short-term bonds in the near-dated vintages also detracted. However, an overweight to equity and an underweight to fixed income was a positive contributor for the year. Style selection was positive for the year due to the Russell indices outperforming the S&P indices within the U.S. mid and small cap equity asset classes. Active management within the U.S. equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap, and Small-MidCap Dividend Income underlying investment options underperformed their respective indices. All fixed income managers, along with International SmallCap, Real Estate Securities, and Diversified Real Asset also underperformed. However, Global Emerging Markets and International Equity outperformed their respective indices for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $19,254	Bloomberg US Aggregate Index $12,199	S&P Target Date 2020 Index $19,323
12/15	10,000	10,000	10,000
1/16	9,676	10,138	9,735
2/16	9,644	10,210	9,729
3/16	10,079	10,303	10,176
4/16	10,174	10,343	10,246
5/16	10,237	10,345	10,312
6/16	10,269	10,531	10,379
7/16	10,538	10,598	10,623
8/16	10,559	10,586	10,638
9/16	10,592	10,580	10,668
10/16	10,442	10,499	10,510
11/16	10,467	10,250	10,574
12/16	10,576	10,265	10,722
1/17	10,776	10,285	10,867
2/17	10,968	10,354	11,058
3/17	11,177	10,428	11,232
4/17	11,327	10,509	11,359
5/17	11,361	10,498	11,399
6/17	11,561	10,543	11,552
7/17	11,628	10,638	11,584
8/17	11,774	10,587	11,720
9/17	11,930	10,593	11,847
10/17	12,059	10,580	11,995
12/17	12,162	10,628	12,095
1/18	12,524	10,506	12,351
2/18	12,128	10,406	12,049
3/18	12,059	10,473	11,983
4/18	12,111	10,395	12,010
5/18	12,171	10,469	12,122
6/18	12,145	10,456	12,114
7/18	12,369	10,459	12,291
8/18	12,464	10,526	12,415
9/18	12,465	10,458	12,396
10/18	11,880	10,376	11,877
11/18	11,972	10,438	12,006
12/18	11,506	10,629	11,592
1/19	12,091	10,742	12,128
2/19	12,301	10,736	12,311
3/19	12,465	10,942	12,455
4/19	12,739	10,945	12,676
5/19	12,428	11,139	12,362
6/19	12,912	11,279	12,814
7/19	12,958	11,304	12,863
8/19	12,967	11,597	12,846
9/19	13,053	11,535	12,963
10/19	13,190	11,570	13,132
11/19	13,376	11,564	13,298
12/19	13,591	11,556	13,507
1/20	13,650	11,778	13,525
2/20	13,219	11,990	13,058
3/20	12,017	11,920	12,082
4/20	12,867	12,132	12,835
5/20	13,288	12,188	13,166
6/20	13,522	12,265	13,368
7/20	13,982	12,448	13,760
8/20	14,353	12,348	14,067
9/20	14,145	12,341	13,868
10/20	13,991	12,286	13,727
11/20	14,933	12,406	14,559
12/20	15,342	12,423	14,890
1/21	15,230	12,334	14,845
2/21	15,445	12,156	14,961
3/21	15,619	12,005	15,107
4/21	16,049	12,099	15,456
5/21	16,192	12,139	15,581
6/21	16,315	12,224	15,696
7/21	16,468	12,361	15,824
8/21	16,632	12,337	16,007
9/21	16,231	12,230	15,659
10/21	16,650	12,227	16,034
11/21	16,397	12,263	15,856
12/21	16,750	12,232	16,195
1/22	16,176	11,968	15,633
2/22	15,867	11,835	15,439
3/22	15,812	11,506	15,431
4/22	14,985	11,069	14,644
5/22	15,062	11,141	14,697
6/22	14,996	11,234	14,627
7/22	14,555	10,917	14,222
8/22	14,007	10,310	13,722
9/22	14,674	10,689	14,382
12/22	14,340	10,641	14,119
1/23	15,031	10,968	14,765
2/23	14,686	10,684	14,464
3/23	14,957	10,956	14,759
4/23	15,105	11,022	14,890
5/23	14,908	10,902	14,724
6/23	15,303	10,863	15,091
7/23	15,550	10,856	15,339
8/23	15,328	10,786	15,119
9/23	14,876	10,512	14,679
10/23	14,592	10,346	14,380
11/23	15,455	10,815	15,241
12/23	16,099	11,229	15,859
1/24	16,112	11,198	15,877
2/24	16,331	11,040	16,072
3/24	16,666	11,142	16,367
4/24	16,228	10,860	15,962
5/24	16,627	11,044	16,385
6/24	16,743	11,149	16,575
7/24	17,091	11,409	16,919
8/24	17,387	11,573	17,197
9/24	17,631	11,728	17,475
10/24	17,295	11,437	17,113
11/24	17,725	11,558	17,466
12/24	17,295	11,369	17,142
1/25	17,644	11,430	17,431
2/25	17,778	11,681	17,566
3/25	17,456	11,685	17,323
4/25	17,483	11,731	17,413
5/25	17,845	11,647	17,773
6/25	18,301	11,826	18,218
7/25	18,382	11,795	18,297
8/25	18,704	11,936	18,633
9/25	18,980	12,067	18,968
10/25	19,081	12,142	19,167
11/25	19,225	12,217	19,253
12/25	19,254	12,199	19,323

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	11.33%	4.65%	6.77%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
S&P Target Date 2020 Index	12.72%	5.35%	6.81%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 139,572,000
Holdings Count | Holding			18
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			38.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$139,572 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 38.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	57.61%
Domestic Equity Funds	28.52%
International Equity Funds	13.46%
Specialty Funds	0.41%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020917
Shareholder Report [Line Items]
Fund Name			Principal LifeTime 2030 Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Principal LifeTime 2030 Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%

Expenses Paid, Amount			$ 1
Expense Ratio, Percent			0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. It is a fund of funds and invests in funds of Principal Exchange-Traded Funds, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. Asset class positioning was a detractor from investment performance on average due to an underweight to non-U.S. equity relative to the S&P Target Date Indices. An overweight to short-term bonds in the near-dated vintages also detracted. However, an overweight to equity and an underweight to fixed income was a positive contributor for the year. Style selection was positive for the year due to the Russell indices outperforming the S&P indices within the U.S. mid and small cap equity asset classes. Active management within the U.S. equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap, and Small-MidCap Dividend Income underlying investment options underperformed their respective indices. All fixed income managers, along with International SmallCap, Real Estate Securities, and Diversified Real Asset also underperformed. However, Global Emerging Markets and International Equity outperformed their respective indices for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $21,736	S&P 1500 Index $38,601	S&P Target Date 2030 Index $22,432
12/15	10,000	10,000	10,000
1/16	9,581	9,495	9,647
2/16	9,520	9,496	9,619
3/16	10,035	10,157	10,152
4/16	10,122	10,205	10,232
5/16	10,201	10,391	10,313
6/16	10,201	10,420	10,356
7/16	10,507	10,814	10,651
8/16	10,531	10,836	10,673
9/16	10,559	10,835	10,707
10/16	10,374	10,621	10,524
11/16	10,448	11,077	10,654
12/16	10,587	11,303	10,834
1/17	10,818	11,507	11,011
2/17	11,049	11,943	11,240
3/17	11,298	12,072	11,446
4/17	11,474	12,212	11,595
5/17	11,520	12,305	11,656
6/17	11,761	12,544	11,858
7/17	11,835	12,555	11,875
8/17	12,025	12,852	12,077
9/17	12,215	13,145	12,253
10/17	12,405	13,556	12,463
12/17	12,519	13,691	12,588
1/18	13,023	14,434	12,989
2/18	12,538	13,894	12,584
3/18	12,434	13,592	12,469
4/18	12,500	13,641	12,526
5/18	12,586	14,003	12,663
6/18	12,538	14,089	12,644
7/18	12,824	14,592	12,896
8/18	12,938	15,074	13,050
9/18	12,951	15,125	13,042
10/18	12,178	14,047	12,312
11/18	12,298	14,341	12,479
12/18	11,635	13,012	11,834
1/19	12,379	14,085	12,549
2/19	12,670	14,551	12,808
3/19	12,841	14,787	12,945
4/19	13,182	15,385	13,258
5/19	12,700	14,381	12,742
6/19	13,333	15,402	13,346
7/19	13,383	15,620	13,401
8/19	13,313	15,334	13,269
9/19	13,449	15,638	13,463
10/19	13,644	15,965	13,699
11/19	13,903	16,536	13,936
12/19	14,196	17,033	14,245
1/20	14,196	16,981	14,181
2/20	13,536	15,564	13,427
3/20	11,967	13,529	12,054
4/20	13,038	15,272	13,029
5/20	13,568	16,020	13,470
6/20	13,849	16,338	13,735
7/20	14,434	17,244	14,234
8/20	14,953	18,435	14,726
9/20	14,668	17,737	14,424
10/20	14,454	17,333	14,234
11/20	15,747	19,292	15,443
12/20	16,309	20,085	15,942
1/21	16,151	19,950	15,899
2/21	16,534	20,574	16,165
3/21	16,826	21,473	16,457
4/21	17,421	22,589	16,961
5/21	17,601	22,748	17,139
6/21	17,747	23,220	17,267
7/21	17,927	23,715	17,395
8/21	18,175	24,415	17,667
9/21	17,617	23,303	17,188
10/21	18,242	24,899	17,731
11/21	17,865	24,684	17,451
12/21	18,395	25,799	17,951
1/22	17,605	24,421	17,223
2/22	17,157	23,771	16,971
3/22	17,181	24,602	17,066
4/22	16,084	22,484	16,050
5/22	16,167	22,542	16,115
6/22	16,084	22,590	15,977
7/22	15,506	21,679	15,491
8/22	14,919	21,321	14,984
9/22	15,795	22,511	15,826
12/22	15,298	21,212	15,444
1/23	16,213	22,598	16,277
2/23	15,769	22,062	15,925
3/23	16,069	22,730	16,244
4/23	16,252	23,031	16,412
5/23	16,004	23,072	16,212
6/23	16,619	24,637	16,763
7/23	16,945	25,455	17,126
8/23	16,645	25,015	16,824
9/23	16,029	23,809	16,264
10/23	15,635	23,242	15,875
11/23	16,790	25,352	16,966
12/23	17,606	26,613	17,729
1/24	17,620	26,969	17,743
2/24	17,987	28,405	18,091
3/24	18,422	29,357	18,485
4/24	17,823	28,114	17,968
5/24	18,354	29,500	18,520
6/24	18,490	30,432	18,749
7/24	18,925	30,947	19,169
8/24	19,305	31,623	19,525
9/24	19,592	32,271	19,869
10/24	19,185	31,968	19,427
11/24	19,775	33,938	19,915
12/24	19,199	32,988	19,484
1/25	19,705	33,927	19,885
2/25	19,789	33,390	19,972
3/25	19,298	31,507	19,582
4/25	19,312	31,240	19,699
5/25	19,887	33,184	20,282
6/25	20,490	34,837	20,880
7/25	20,617	35,598	21,006
8/25	21,024	36,385	21,467
9/25	21,390	37,630	21,929
10/25	21,526	38,428	22,197
11/25	21,706	38,578	22,306
12/25	21,736	38,601	22,432

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	13.21%	5.91%	8.07%
S&P 1500 Index	17.02%	13.96%	14.46%
S&P Target Date 2030 Index	15.13%	7.07%	8.41%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 332,246,000
Holdings Count | Holding			18
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			43.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$332,246 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 43.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	42.02%
Domestic Equity Funds	38.91%
International Equity Funds	18.59%
Specialty Funds	0.48%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020918
Shareholder Report [Line Items]
Fund Name			Principal LifeTime 2040 Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Principal LifeTime 2040 Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%

Expenses Paid, Amount			$ 1
Expense Ratio, Percent			0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. It is a fund of funds and invests in funds of Principal Exchange-Traded Funds, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. Asset class positioning was a detractor from investment performance on average due to an underweight to non-U.S. equity relative to the S&P Target Date Indices. An overweight to short-term bonds in the near-dated vintages also detracted. However, an overweight to equity and an underweight to fixed income was a positive contributor for the year. Style selection was positive for the year due to the Russell indices outperforming the S&P indices within the U.S. mid and small cap equity asset classes. Active management within the U.S. equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap, and Small-MidCap Dividend Income underlying investment options underperformed their respective indices. All fixed income managers, along with International SmallCap, Real Estate Securities, and Diversified Real Asset also underperformed. However, Global Emerging Markets and International Equity outperformed their respective indices for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $24,454	S&P 1500 Index $38,601	S&P Target Date 2040 Index $26,085
12/15	10,000	10,000	10,000
1/16	9,483	9,495	9,583
2/16	9,401	9,496	9,538
3/16	9,963	10,157	10,132
4/16	10,052	10,205	10,219
5/16	10,133	10,391	10,311
6/16	10,096	10,420	10,335
7/16	10,436	10,814	10,670
8/16	10,452	10,836	10,699
9/16	10,491	10,835	10,735
10/16	10,280	10,621	10,533
11/16	10,413	11,077	10,717
12/16	10,545	11,303	10,922
1/17	10,803	11,507	11,126
2/17	11,052	11,943	11,384
3/17	11,333	12,072	11,617
4/17	11,512	12,212	11,783
5/17	11,583	12,305	11,862
6/17	11,848	12,544	12,101
7/17	11,913	12,555	12,106
8/17	12,152	12,852	12,361
9/17	12,383	13,145	12,577
10/17	12,606	13,556	12,837
12/17	12,726	13,691	12,983
1/18	13,323	14,434	13,503
2/18	12,797	13,894	13,015
3/18	12,686	13,592	12,861
4/18	12,749	13,641	12,943
5/18	12,877	14,003	13,100
6/18	12,837	14,089	13,071
7/18	13,148	14,592	13,383
8/18	13,323	15,074	13,557
9/18	13,333	15,125	13,558
10/18	12,400	14,047	12,655
11/18	12,551	14,341	12,851
12/18	11,727	13,012	12,021
1/19	12,610	14,085	12,875
2/19	12,955	14,551	13,194
3/19	13,106	14,787	13,323
4/19	13,510	15,385	13,708
5/19	12,896	14,381	13,027
6/19	13,611	15,402	13,758
7/19	13,687	15,620	13,817
8/19	13,552	15,334	13,581
9/19	13,717	15,638	13,840
10/19	13,961	15,965	14,134
11/19	14,277	16,536	14,432
12/19	14,628	17,033	14,831
1/20	14,547	16,981	14,690
2/20	13,699	15,564	13,683
3/20	11,887	13,529	11,977
4/20	13,086	15,272	13,123
5/20	13,726	16,020	13,652
6/20	14,033	16,338	13,973
7/20	14,718	17,244	14,563
8/20	15,332	18,435	15,229
9/20	15,004	17,737	14,831
10/20	14,778	17,333	14,601
11/20	16,290	19,292	16,152
12/20	16,985	20,085	16,813
1/21	16,825	19,950	16,780
2/21	17,332	20,574	17,200
3/21	17,698	21,473	17,642
4/21	18,412	22,589	18,293
5/21	18,618	22,748	18,526
6/21	18,797	23,220	18,663
7/21	18,994	23,715	18,787
8/21	19,332	24,415	19,175
9/21	18,620	23,303	18,533
10/21	19,415	24,899	19,293
11/21	18,885	24,684	18,882
12/21	19,582	25,799	19,595
1/22	18,600	24,421	18,668
2/22	18,070	23,771	18,356
3/22	18,208	24,602	18,609
4/22	16,872	22,484	17,329
5/22	16,970	22,542	17,402
6/22	16,842	22,590	17,167
7/22	16,184	21,679	16,560
8/22	15,653	21,321	15,995
9/22	16,697	22,511	17,082
12/22	16,038	21,212	16,547
1/23	17,148	22,598	17,625
2/23	16,654	22,062	17,194
3/23	16,939	22,730	17,552
4/23	17,170	23,031	17,768
5/23	16,906	23,072	17,509
6/23	17,775	24,637	18,337
7/23	18,236	25,455	18,875
8/23	17,841	25,015	18,452
9/23	17,106	23,809	17,743
10/23	16,649	23,242	17,240
11/23	18,032	25,352	18,623
12/23	18,969	26,613	19,552
1/24	18,980	26,969	19,578
2/24	19,608	28,405	20,185
3/24	20,191	29,357	20,730
4/24	19,471	28,114	20,079
5/24	20,134	29,500	20,814
6/24	20,283	30,432	21,097
7/24	20,774	30,947	21,593
8/24	21,220	31,623	22,039
9/24	21,549	32,271	22,467
10/24	21,101	31,968	21,945
11/24	21,914	33,938	22,629
12/24	21,160	32,988	22,069
1/25	21,843	33,927	22,635
2/25	21,831	33,390	22,612
3/25	21,113	31,507	21,997
4/25	21,113	31,240	22,148
5/25	21,984	33,184	23,076
6/25	22,797	34,837	23,899
7/25	22,973	35,598	24,109
8/25	23,503	36,385	24,730
9/25	23,963	37,630	25,378
10/25	24,151	38,428	25,752
11/25	24,378	38,578	25,877
12/25	24,454	38,601	26,085

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	15.57%	7.56%	9.35%
S&P 1500 Index	17.02%	13.96%	14.46%
S&P Target Date 2040 Index	18.20%	9.18%	10.06%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 229,305,000
Holdings Count | Holding			15
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			46.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$229,305 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 46.7% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	52.63%
International Equity Funds	25.19%
Fixed Income Funds	22.18%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020919
Shareholder Report [Line Items]
Fund Name			Principal LifeTime 2050 Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Principal LifeTime 2050 Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$2	0.02%

Expenses Paid, Amount			$ 2
Expense Ratio, Percent			0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. It is a fund of funds and invests in funds of Principal Exchange-Traded Funds, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. Asset class positioning was a detractor from investment performance on average due to an underweight to non-U.S. equity relative to the S&P Target Date Indices. An overweight to short-term bonds in the near-dated vintages also detracted. However, an overweight to equity and an underweight to fixed income was a positive contributor for the year. Style selection was positive for the year due to the Russell indices outperforming the S&P indices within the U.S. mid and small cap equity asset classes. Active management within the U.S. equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap, and Small-MidCap Dividend Income underlying investment options underperformed their respective indices. All fixed income managers, along with International SmallCap, Real Estate Securities, and Diversified Real Asset also underperformed. However, Global Emerging Markets and International Equity outperformed their respective indices for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $26,449	S&P 1500 Index $38,601	S&P Target Date 2050 Index $27,853
12/15	10,000	10,000	10,000
1/16	9,441	9,495	9,538
2/16	9,350	9,496	9,482
3/16	9,939	10,157	10,117
4/16	10,031	10,205	10,206
5/16	10,122	10,391	10,305
6/16	10,061	10,420	10,313
7/16	10,421	10,814	10,675
8/16	10,437	10,836	10,705
9/16	10,477	10,835	10,744
10/16	10,259	10,621	10,531
11/16	10,412	11,077	10,753
12/16	10,558	11,303	10,974
1/17	10,833	11,507	11,196
2/17	11,099	11,943	11,475
3/17	11,390	12,072	11,726
4/17	11,585	12,212	11,903
5/17	11,657	12,305	11,988
6/17	11,948	12,544	12,242
7/17	12,012	12,555	12,244
8/17	12,267	12,852	12,519
9/17	12,515	13,145	12,752
10/17	12,763	13,556	13,033
12/17	12,895	13,691	13,188
1/18	13,555	14,434	13,756
2/18	12,994	13,894	13,234
3/18	12,862	13,592	13,064
4/18	12,944	13,641	13,157
5/18	13,068	14,003	13,323
6/18	13,027	14,089	13,289
7/18	13,374	14,592	13,622
8/18	13,555	15,074	13,802
9/18	13,569	15,125	13,804
10/18	12,547	14,047	12,831
11/18	12,714	14,341	13,041
12/18	11,780	13,012	12,140
1/19	12,741	14,085	13,045
2/19	13,120	14,551	13,386
3/19	13,269	14,787	13,510
4/19	13,710	15,385	13,922
5/19	13,005	14,381	13,178
6/19	13,798	15,402	13,958
7/19	13,869	15,620	14,017
8/19	13,692	15,334	13,740
9/19	13,886	15,638	14,024
10/19	14,144	15,965	14,341
11/19	14,507	16,536	14,661
12/19	14,889	17,033	15,097
1/20	14,765	16,981	14,925
2/20	13,791	15,564	13,820
3/20	11,795	13,529	11,993
4/20	13,094	15,272	13,200
5/20	13,781	16,020	13,760
6/20	14,115	16,338	14,105
7/20	14,841	17,244	14,725
8/20	15,538	18,435	15,460
9/20	15,165	17,737	15,026
10/20	14,917	17,333	14,779
11/20	16,597	19,292	16,463
12/20	17,373	20,085	17,190
1/21	17,204	19,950	17,163
2/21	17,800	20,574	17,645
3/21	18,238	21,473	18,148
4/21	19,024	22,589	18,859
5/21	19,252	22,748	19,116
6/21	19,441	23,220	19,252
7/21	19,640	23,715	19,374
8/21	20,028	24,415	19,808
9/21	19,231	23,303	19,098
10/21	20,143	24,899	19,950
11/21	19,521	24,684	19,485
12/21	20,330	25,799	20,283
1/22	19,231	24,421	19,279
2/22	18,639	23,771	18,947
3/22	18,857	24,602	19,265
4/22	17,364	22,484	17,882
5/22	17,478	22,542	17,955
6/22	17,322	22,590	17,664
7/22	16,606	21,679	17,019
8/22	16,117	21,321	16,458
9/22	17,275	22,511	17,644
12/22	16,507	21,212	17,043
1/23	17,737	22,598	18,223
2/23	17,205	22,062	17,773
3/23	17,500	22,730	18,134
4/23	17,760	23,031	18,369
5/23	17,476	23,072	18,085
6/23	18,529	24,637	19,051
7/23	19,085	25,455	19,683
8/23	18,623	25,015	19,192
9/23	17,799	23,809	18,411
10/23	17,293	23,242	17,847
11/23	18,847	25,352	19,371
12/23	19,871	26,613	20,381
1/24	19,895	26,969	20,408
2/24	20,709	28,405	21,150
3/24	21,400	29,357	21,770
4/24	20,586	28,114	21,058
5/24	21,351	29,500	21,883
6/24	21,511	30,432	22,195
7/24	22,029	30,947	22,730
8/24	22,535	31,623	23,216
9/24	22,892	32,271	23,692
10/24	22,409	31,968	23,135
11/24	23,400	33,938	23,929
12/24	22,511	32,988	23,296
1/25	23,362	33,927	23,946
2/25	23,260	33,390	23,857
3/25	22,333	31,507	23,120
4/25	22,333	31,240	23,276
5/25	23,476	33,184	24,381
6/25	24,441	34,837	25,324
7/25	24,682	35,598	25,587
8/25	25,304	36,385	26,298
9/25	25,860	37,630	27,043
10/25	26,079	38,428	27,472
11/25	26,340	38,578	27,606
12/25	26,449	38,601	27,853

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	17.50%	8.77%	10.22%
S&P 1500 Index	17.02%	13.96%	14.46%
S&P Target Date 2050 Index	19.56%	10.13%	10.79%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 100,536,000
Holdings Count | Holding			15
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			57.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$100,536 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 57.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	63.88%
International Equity Funds	30.83%
Fixed Income Funds	5.29%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000126088
Shareholder Report [Line Items]
Fund Name			Principal LifeTime 2060 Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Principal LifeTime 2060 Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$4	0.04%

Expenses Paid, Amount			$ 4
Expense Ratio, Percent			0.04%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a “target date fund” that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund’s name. It is a fund of funds and invests in funds of Principal Exchange-Traded Funds, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The asset class diversification of the Fund is designed to moderate overall price volatility. Asset class positioning was a detractor from investment performance on average due to an underweight to non-U.S. equity relative to the S&P Target Date Indices. An overweight to short-term bonds in the near-dated vintages also detracted. However, an overweight to equity and an underweight to fixed income was a positive contributor for the year. Style selection was positive for the year due to the Russell indices outperforming the S&P indices within the U.S. mid and small cap equity asset classes. Active management within the U.S. equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap, and Small-MidCap Dividend Income underlying investment options underperformed their respective indices. All fixed income managers, along with International SmallCap, Real Estate Securities, and Diversified Real Asset also underperformed. However, Global Emerging Markets and International Equity outperformed their respective indices for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $26,785	S&P 1500 Index $38,601	S&P Target Date 2060 Index $28,344
12/15	10,000	10,000	10,000
1/16	9,421	9,495	9,516
2/16	9,328	9,496	9,454
3/16	9,940	10,157	10,108
4/16	10,026	10,205	10,201
5/16	10,111	10,391	10,300
6/16	10,043	10,420	10,299
7/16	10,409	10,814	10,674
8/16	10,428	10,836	10,708
9/16	10,472	10,835	10,749
10/16	10,242	10,621	10,532
11/16	10,410	11,077	10,779
12/16	10,552	11,303	11,007
1/17	10,837	11,507	11,241
2/17	11,112	11,943	11,529
3/17	11,414	12,072	11,790
4/17	11,609	12,212	11,973
5/17	11,689	12,305	12,057
6/17	11,974	12,544	12,316
7/17	12,042	12,555	12,320
8/17	12,312	12,852	12,602
9/17	12,565	13,145	12,843
10/17	12,817	13,556	13,133
12/17	12,952	13,691	13,291
1/18	13,636	14,434	13,885
2/18	13,060	13,894	13,353
3/18	12,925	13,592	13,170
4/18	13,006	13,641	13,265
5/18	13,132	14,003	13,435
6/18	13,087	14,089	13,404
7/18	13,438	14,592	13,745
8/18	13,627	15,074	13,933
9/18	13,643	15,125	13,937
10/18	12,575	14,047	12,946
11/18	12,746	14,341	13,160
12/18	11,754	13,012	12,234
1/19	12,756	14,085	13,156
2/19	13,147	14,551	13,504
3/19	13,290	14,787	13,631
4/19	13,748	15,385	14,053
5/19	13,004	14,381	13,290
6/19	13,815	15,402	14,090
7/19	13,891	15,620	14,151
8/19	13,691	15,334	13,863
9/19	13,886	15,638	14,154
10/19	14,172	15,965	14,480
11/19	14,548	16,536	14,811
12/19	14,956	17,033	15,260
1/20	14,803	16,981	15,083
2/20	13,764	15,564	13,943
3/20	11,686	13,529	12,077
4/20	13,000	15,272	13,314
5/20	13,713	16,020	13,887
6/20	14,049	16,338	14,242
7/20	14,783	17,244	14,873
8/20	15,516	18,435	15,626
9/20	15,130	17,737	15,184
10/20	14,877	17,333	14,930
11/20	16,621	19,292	16,650
12/20	17,435	20,085	17,394
1/21	17,256	19,950	17,368
2/21	17,900	20,574	17,859
3/21	18,366	21,473	18,370
4/21	19,190	22,589	19,094
5/21	19,434	22,748	19,361
6/21	19,624	23,220	19,495
7/21	19,825	23,715	19,613
8/21	20,237	24,415	20,055
9/21	19,397	23,303	19,334
10/21	20,359	24,899	20,198
11/21	19,747	24,684	19,719
12/21	20,567	25,799	20,534
1/22	19,463	24,421	19,511
2/22	18,861	23,771	19,178
3/22	19,091	24,602	19,502
4/22	17,582	22,484	18,097
5/22	17,702	22,542	18,172
6/22	17,538	22,590	17,868
7/22	16,806	21,679	17,214
8/22	16,310	21,321	16,651
9/22	17,493	22,511	17,859
12/22	16,704	21,212	17,247
1/23	17,948	22,598	18,446
2/23	17,419	22,062	17,992
3/23	17,714	22,730	18,360
4/23	17,973	23,031	18,601
5/23	17,677	23,072	18,316
6/23	18,749	24,637	19,301
7/23	19,303	25,455	19,947
8/23	18,835	25,015	19,444
9/23	18,002	23,809	18,651
10/23	17,502	23,242	18,074
11/23	19,066	25,352	19,622
12/23	20,092	26,613	20,651
1/24	20,117	26,969	20,674
2/24	20,938	28,405	21,431
3/24	21,643	29,357	22,065
4/24	20,810	28,114	21,340
5/24	21,592	29,500	22,178
6/24	21,746	30,432	22,495
7/24	22,271	30,947	23,049
8/24	22,784	31,623	23,544
9/24	23,143	32,271	24,041
10/24	22,655	31,968	23,467
11/24	23,669	33,938	24,294
12/24	22,761	32,988	23,632
1/25	23,630	33,927	24,312
2/25	23,511	33,390	24,197
3/25	22,576	31,507	23,423
4/25	22,576	31,240	23,581
5/25	23,735	33,184	24,745
6/25	24,736	34,837	25,725
7/25	24,973	35,598	26,005
8/25	25,619	36,385	26,735
9/25	26,181	37,630	27,512
10/25	26,406	38,428	27,957
11/25	26,673	38,578	28,088
12/25	26,785	38,601	28,344

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	17.68%	8.97%	10.35%
S&P 1500 Index	17.02%	13.96%	14.46%
S&P Target Date 2060 Index	19.94%	10.26%	10.98%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The S&P 1500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 40,419,000
Holdings Count | Holding			15
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			60.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$40,419 Total Number of Portfolio Holdings15 Portfolio Turnover Rate 60.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	65.47%
International Equity Funds	31.49%
Fixed Income Funds	3.05%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020920
Shareholder Report [Line Items]
Fund Name			Principal LifeTime Strategic Income Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Principal LifeTime Strategic Income Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$3	0.03%

Expenses Paid, Amount			$ 3
Expense Ratio, Percent			0.03%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund’s asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. The Fund is a fund of funds and invests in funds of Principal Exchange-Traded Funds, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The diversification of the Fund is designed to moderate overall price volatility. Asset class positioning was a detractor from investment performance due to an underweight to non-U.S. equity relative to the S&P Target Date Indices. An overweight to short-term bonds in the near-dated vintages also detracted. However, an overweight to equity and an underweight to fixed income was a positive contributor for the year. Style selection was positive for the year due to the Russell indices outperforming the S&P indices within the U.S. mid and small cap equity asset classes. Active management within the U.S. equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, Equity Income, LargeCap Value III, MidCap, and Small-MidCap Dividend Income underlying investment options underperformed their respective indices. All fixed income managers, along with International SmallCap, Real Estate Securities, and Diversified Real Asset also underperformed. However, Global Emerging Markets and International Equity outperformed their respective indices for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $16,265	Bloomberg US Aggregate Index $12,199	S&P Target Date Retirement Income Index $16,789
12/15	10,000	10,000	10,000
1/16	9,919	10,138	9,910
2/16	9,937	10,210	9,947
3/16	10,188	10,303	10,218
4/16	10,269	10,343	10,271
5/16	10,287	10,345	10,301
6/16	10,386	10,531	10,408
7/16	10,547	10,598	10,554
8/16	10,560	10,586	10,557
9/16	10,588	10,580	10,581
10/16	10,514	10,499	10,475
11/16	10,413	10,250	10,418
12/16	10,477	10,265	10,501
1/17	10,597	10,285	10,585
2/17	10,725	10,354	10,707
3/17	10,845	10,428	10,821
4/17	10,955	10,509	10,906
5/17	10,955	10,498	10,924
6/17	11,075	10,543	11,032
7/17	11,141	10,638	11,078
8/17	11,188	10,587	11,149
9/17	11,273	10,593	11,232
10/17	11,320	10,580	11,320
12/17	11,395	10,628	11,397
1/18	11,527	10,506	11,534
2/18	11,292	10,406	11,333
3/18	11,282	10,473	11,307
4/18	11,292	10,395	11,308
5/18	11,329	10,469	11,389
6/18	11,310	10,456	11,385
7/18	11,433	10,459	11,496
8/18	11,480	10,526	11,587
9/18	11,474	10,458	11,562
10/18	11,170	10,376	11,224
11/18	11,219	10,438	11,317
12/18	11,053	10,629	11,108
1/19	11,395	10,742	11,471
2/19	11,493	10,736	11,584
3/19	11,659	10,942	11,727
4/19	11,816	10,945	11,867
5/19	11,738	11,139	11,725
6/19	12,011	11,279	12,057
7/19	12,051	11,304	12,100
8/19	12,148	11,597	12,156
9/19	12,169	11,535	12,216
10/19	12,242	11,570	12,335
11/19	12,315	11,564	12,449
12/19	12,430	11,556	12,589
1/20	12,565	11,778	12,659
2/20	12,450	11,990	12,400
3/20	11,700	11,920	11,747
4/20	12,263	12,132	12,313
5/20	12,523	12,188	12,553
6/20	12,690	12,265	12,708
7/20	13,024	12,448	13,009
8/20	13,180	12,348	13,172
9/20	13,069	12,341	13,055
10/20	12,984	12,286	12,957
11/20	13,496	12,406	13,490
12/20	13,710	12,423	13,698
1/21	13,635	12,334	13,657
2/21	13,667	12,156	13,664
3/21	13,699	12,005	13,702
4/21	13,945	12,099	13,933
5/21	14,030	12,139	14,020
6/21	14,126	12,224	14,122
7/21	14,244	12,361	14,240
8/21	14,308	12,337	14,335
9/21	14,104	12,230	14,118
10/21	14,286	12,227	14,316
11/21	14,093	12,263	14,227
12/21	14,331	12,232	14,398
1/22	13,911	11,968	14,013
2/22	13,684	11,835	13,863
3/22	13,605	11,506	13,747
4/22	12,980	11,069	13,185
5/22	13,037	11,141	13,231
6/22	12,991	11,234	13,192
7/22	12,639	10,917	12,886
8/22	12,172	10,310	12,446
9/22	12,689	10,689	12,947
12/22	12,455	10,641	12,789
1/23	12,985	10,968	13,266
2/23	12,701	10,684	13,029
3/23	12,935	10,956	13,282
4/23	13,058	11,022	13,385
5/23	12,898	10,902	13,257
6/23	13,169	10,863	13,493
7/23	13,341	10,856	13,661
8/23	13,181	10,786	13,497
9/23	12,836	10,512	13,141
10/23	12,610	10,346	12,907
11/23	13,298	10,815	13,605
12/23	13,799	11,229	14,113
1/24	13,824	11,198	14,129
2/24	13,949	11,040	14,218
3/24	14,199	11,142	14,440
4/24	13,861	10,860	14,114
5/24	14,174	11,044	14,445
6/24	14,274	11,149	14,603
7/24	14,562	11,409	14,888
8/24	14,800	11,573	15,123
9/24	14,996	11,728	15,357
10/24	14,725	11,437	15,042
11/24	15,047	11,558	15,289
12/24	14,725	11,369	15,036
1/25	14,983	11,430	15,253
2/25	15,111	11,681	15,422
3/25	14,893	11,685	15,278
4/25	14,918	11,731	15,363
5/25	15,176	11,647	15,587
6/25	15,536	11,826	15,934
7/25	15,588	11,795	15,987
8/25	15,845	11,936	16,250
9/25	16,047	12,067	16,512
10/25	16,142	12,142	16,672
11/25	16,251	12,217	16,743
12/25	16,265	12,199	16,789

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	10.45%	3.48%	4.98%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
S&P Target Date Retirement Income Index	11.66%	4.15%	5.32%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 54,550,000
Holdings Count | Holding			18
Advisory Fees Paid, Amount			$ 0
InvestmentCompanyPortfolioTurnover			38.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$54,550 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 38.6% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	63.38%
Domestic Equity Funds	24.69%
International Equity Funds	11.51%
Specialty Funds	0.42%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020921
Shareholder Report [Line Items]
Fund Name			Real Estate Securities Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$78	0.78%

Expenses Paid, Amount			$ 78
Expense Ratio, Percent			0.78%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as those whose products and services relate to the real estate industry, including building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund’s investments underperformed the FTSE NAREIT All Equity REITs Index during the year. Stock selection within the industrial sector was a top detractor, due to an underweight of a large stock that reported some green shoots of a recovery and an overweight to a cold storage company which underperformed on signs of weak demand. An overweight to the single family rental sector detracted with companies coming under pressure as the prospect of rate cuts could improve affordability of purchasing as opposed to renting. Net lease selection was also detractive. An overweight to U.S. senior housing stocks remained the key contributor with these companies demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An underweight to a data center exposed stock also contributed, as it lagged on broader concerns over artificial intelligence capital expenditure sustainability.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $17,811	Russell 3000 Index $38,012	FTSE NAREIT All Equity REIT Index $17,522
12/15	10,000	10,000	10,000
1/16	9,599	9,436	9,648
2/16	9,559	9,433	9,607
3/16	10,536	10,097	10,584
4/16	10,239	10,159	10,392
5/16	10,450	10,341	10,632
6/16	11,135	10,362	11,368
7/16	11,559	10,774	11,810
8/16	11,161	10,801	11,400
9/16	10,977	10,818	11,231
10/16	10,371	10,584	10,657
11/16	10,122	11,058	10,399
12/16	10,585	11,274	10,863
1/17	10,525	11,486	10,881
2/17	10,957	11,913	11,318
3/17	10,768	12,047	11,188
4/17	10,803	12,171	11,174
5/17	11,002	12,280	11,393
6/17	11,116	12,512	11,537
7/17	11,260	12,536	11,611
8/17	11,148	12,842	11,519
9/17	11,210	13,122	11,534
10/17	11,524	13,521	11,840
12/17	11,558	13,656	11,805
1/18	11,238	14,375	11,457
2/18	10,537	13,846	10,624
3/18	10,958	13,568	11,019
4/18	11,042	13,619	11,076
5/18	11,266	14,004	11,475
6/18	11,703	14,095	11,955
7/18	11,759	14,563	12,028
8/18	12,062	15,074	12,362
9/18	11,852	15,099	12,059
10/18	11,486	13,988	11,740
11/18	12,013	14,268	12,298
12/18	11,070	12,940	11,328
1/19	12,347	14,051	12,639
2/19	12,558	14,545	12,708
3/19	13,011	14,757	13,273
4/19	13,085	15,346	13,242
5/19	13,234	14,353	13,328
6/19	13,407	15,361	13,511
7/19	13,606	15,590	13,719
8/19	14,164	15,272	14,287
9/19	14,457	15,540	14,555
10/19	14,802	15,875	14,713
11/19	14,700	16,478	14,486
12/19	14,531	16,954	14,575
1/20	14,829	16,935	14,759
2/20	13,659	15,549	13,722
3/20	11,192	13,410	11,158
4/20	12,091	15,187	12,143
5/20	12,267	15,999	12,351
6/20	12,524	16,364	12,636
7/20	13,254	17,294	13,119
8/20	13,274	18,546	13,136
9/20	12,859	17,871	12,787
10/20	12,507	17,485	12,358
11/20	13,645	19,613	13,497
12/20	14,034	20,495	13,828
1/21	13,968	20,404	13,818
2/21	14,299	21,042	14,194
3/21	15,040	21,796	14,979
4/21	16,215	22,919	16,195
5/21	16,392	23,024	16,328
6/21	16,884	23,592	16,780
7/21	17,824	23,991	17,513
8/21	18,132	24,675	17,878
9/21	17,145	23,568	16,819
10/21	18,384	25,161	18,009
11/21	18,122	24,778	17,827
12/21	19,710	25,754	19,539
1/22	18,304	24,239	17,989
2/22	17,574	23,628	17,289
3/22	18,678	24,395	18,511
4/22	17,939	22,206	17,834
5/22	16,907	22,176	16,999
6/22	17,153	22,227	17,142
7/22	16,176	21,398	16,134
8/22	14,701	21,005	14,558
9/22	15,472	22,102	15,431
12/22	14,701	20,808	14,664
1/23	16,260	22,241	16,141
2/23	15,533	21,721	15,184
3/23	15,160	22,302	14,920
4/23	15,360	22,539	14,964
5/23	14,736	22,627	14,332
6/23	15,446	24,172	15,100
7/23	15,819	25,039	15,402
8/23	15,334	24,555	14,889
9/23	14,418	23,386	13,841
10/23	13,912	22,766	13,410
11/23	15,328	24,888	15,000
12/23	16,661	26,209	16,330
1/24	15,880	26,499	15,536
2/24	16,119	27,933	15,835
3/24	16,358	28,835	16,116
4/24	15,126	27,566	14,841
5/24	16,063	28,868	15,626
6/24	16,394	29,762	15,972
7/24	17,498	30,315	17,118
8/24	18,454	30,975	18,081
9/24	18,918	31,616	18,654
10/24	18,318	31,384	17,980
11/24	18,918	33,471	18,623
12/24	17,592	32,448	17,133
1/25	17,747	33,473	17,309
2/25	18,589	32,831	18,030
3/25	18,221	30,916	17,605
4/25	18,057	30,709	17,256
5/25	18,086	32,655	17,455
6/25	18,066	34,314	17,441
7/25	17,776	35,070	17,252
8/25	18,250	35,881	17,829
9/25	18,239	37,120	17,907
10/25	17,913	37,915	17,512
11/25	18,320	38,019	17,905
12/25	17,811	38,012	17,522

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	1.24%	4.88%	5.94%
Russell 3000 Index	17.15%	13.15%	14.29%
FTSE NAREIT All Equity REIT Index	2.27%	4.85%	5.77%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 248,115,000
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 1,944,000
InvestmentCompanyPortfolioTurnover			20.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$248,115 Total Number of Portfolio Holdings38 Portfolio Turnover Rate 20.8% Total Advisory Fees Paid (amount in thousands)$1,944
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	0.57%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	96.96%
Consumer, Cyclical	2.05%
Money Market Funds	0.57%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038552
Shareholder Report [Line Items]
Fund Name			Real Estate Securities Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$103	1.03%

Expenses Paid, Amount			$ 103
Expense Ratio, Percent			1.03%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry. Real estate companies include real estate investment trusts (“REITs”) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as those whose products and services relate to the real estate industry, including building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund’s investments underperformed the FTSE NAREIT All Equity REITs Index during the year. Stock selection within the industrial sector was a top detractor, due to an underweight of a large stock that reported some green shoots of a recovery and an overweight to a cold storage company which underperformed on signs of weak demand. An overweight to the single family rental sector detracted with companies coming under pressure as the prospect of rate cuts could improve affordability of purchasing as opposed to renting. Net lease selection was also detractive. An overweight to U.S. senior housing stocks remained the key contributor with these companies demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. An underweight to a data center exposed stock also contributed, as it lagged on broader concerns over artificial intelligence capital expenditure sustainability.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $17,359	Russell 3000 Index $38,012	FTSE NAREIT All Equity REIT Index $17,522
12/15	10,000	10,000	10,000
1/16	9,592	9,436	9,648
2/16	9,551	9,433	9,607
3/16	10,525	10,097	10,584
4/16	10,229	10,159	10,392
5/16	10,435	10,341	10,632
6/16	11,117	10,362	11,368
7/16	11,539	10,774	11,810
8/16	11,141	10,801	11,400
9/16	10,953	10,818	11,231
10/16	10,345	10,584	10,657
11/16	10,093	11,058	10,399
12/16	10,553	11,274	10,863
1/17	10,494	11,486	10,881
2/17	10,923	11,913	11,318
3/17	10,731	12,047	11,188
4/17	10,760	12,171	11,174
5/17	10,953	12,280	11,393
6/17	11,067	12,512	11,537
7/17	11,208	12,536	11,611
8/17	11,096	12,842	11,519
9/17	11,158	13,122	11,534
10/17	11,463	13,521	11,840
12/17	11,496	13,656	11,805
1/18	11,174	14,375	11,457
2/18	10,474	13,846	10,624
3/18	10,891	13,568	11,019
4/18	10,974	13,619	11,076
5/18	11,196	14,004	11,475
6/18	11,624	14,095	11,955
7/18	11,674	14,563	12,028
8/18	11,974	15,074	12,362
9/18	11,760	15,099	12,059
10/18	11,399	13,988	11,740
11/18	11,920	14,268	12,298
12/18	10,982	12,940	11,328
1/19	12,244	14,051	12,639
2/19	12,453	14,545	12,708
3/19	12,900	14,757	13,273
4/19	12,968	15,346	13,242
5/19	13,115	14,353	13,328
6/19	13,286	15,361	13,511
7/19	13,482	15,590	13,719
8/19	14,028	15,272	14,287
9/19	14,320	15,540	14,555
10/19	14,653	15,875	14,713
11/19	14,553	16,478	14,486
12/19	14,380	16,954	14,575
1/20	14,673	16,935	14,759
2/20	13,513	15,549	13,722
3/20	11,072	13,410	11,158
4/20	11,952	15,187	12,143
5/20	12,125	15,999	12,351
6/20	12,379	16,364	12,636
7/20	13,099	17,294	13,119
8/20	13,112	18,546	13,136
9/20	12,706	17,871	12,787
10/20	12,351	17,485	12,358
11/20	13,472	19,613	13,497
12/20	13,855	20,495	13,828
1/21	13,783	20,404	13,818
2/21	14,108	21,042	14,194
3/21	14,832	21,796	14,979
4/21	15,989	22,919	16,195
5/21	16,162	23,024	16,328
6/21	16,639	23,592	16,780
7/21	17,565	23,991	17,513
8/21	17,869	24,675	17,878
9/21	16,890	23,568	16,819
10/21	18,116	25,161	18,009
11/21	17,850	24,778	17,827
12/21	19,403	25,754	19,539
1/22	18,022	24,239	17,989
2/22	17,296	23,628	17,289
3/22	18,373	24,395	18,511
4/22	17,655	22,206	17,834
5/22	16,633	22,176	16,999
6/22	16,859	22,227	17,142
7/22	15,899	21,398	16,134
8/22	14,449	21,005	14,558
9/22	15,196	22,102	15,431
12/22	14,440	20,808	14,664
1/23	15,969	22,241	16,141
2/23	15,256	21,721	15,184
3/23	14,882	22,302	14,920
4/23	15,077	22,539	14,964
5/23	14,457	22,627	14,332
6/23	15,154	24,172	15,100
7/23	15,519	25,039	15,402
8/23	15,035	24,555	14,889
9/23	14,134	23,386	13,841
10/23	13,630	22,766	13,410
11/23	15,024	24,888	15,000
12/23	16,319	26,209	16,330
1/24	15,554	26,499	15,536
2/24	15,788	27,933	15,835
3/24	16,013	28,835	16,116
4/24	14,808	27,566	14,841
5/24	15,725	28,868	15,626
6/24	16,040	29,762	15,972
7/24	17,119	30,315	17,118
8/24	18,054	30,975	18,081
9/24	18,504	31,616	18,654
10/24	17,909	31,384	17,980
11/24	18,495	33,471	18,623
12/24	17,201	32,448	17,133
1/25	17,343	33,473	17,309
2/25	18,164	32,831	18,030
3/25	17,805	30,916	17,605
4/25	17,636	30,709	17,256
5/25	17,664	32,655	17,455
6/25	17,636	34,314	17,441
7/25	17,352	35,070	17,252
8/25	17,805	35,881	17,829
9/25	17,797	37,120	17,907
10/25	17,479	37,915	17,512
11/25	17,866	38,019	17,905
12/25	17,359	38,012	17,522

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	0.92%	4.61%	5.67%
Russell 3000 Index	17.15%	13.15%	14.29%
FTSE NAREIT All Equity REIT Index	2.27%	4.85%	5.77%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 248,115,000
Holdings Count | Holding			38
Advisory Fees Paid, Amount			$ 1,944,000
InvestmentCompanyPortfolioTurnover			20.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$248,115 Total Number of Portfolio Holdings38 Portfolio Turnover Rate 20.8% Total Advisory Fees Paid (amount in thousands)$1,944
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.01%
Investment Companies	0.57%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	96.96%
Consumer, Cyclical	2.05%
Money Market Funds	0.57%
Other Assets and Liabilities	0.42%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038543
Shareholder Report [Line Items]
Fund Name			SAM Balanced Portfolio
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.23%

Expenses Paid, Amount			$ 25
Expense Ratio, Percent			0.23%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 20-60% of its assets in fixed-income funds, 40-80% in equity funds, and up to 20% in specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, relative to the SAM Balanced Blended Index, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $22,168	Russell 3000 Index $38,012
12/15	10,000	10,000
1/16	9,673	9,436
2/16	9,646	9,433
3/16	10,102	10,097
4/16	10,177	10,159
5/16	10,265	10,341
6/16	10,300	10,362
7/16	10,592	10,774
8/16	10,623	10,801
9/16	10,660	10,818
10/16	10,490	10,584
11/16	10,549	11,058
12/16	10,682	11,274
1/17	10,897	11,486
2/17	11,111	11,913
3/17	11,282	12,047
4/17	11,415	12,171
5/17	11,452	12,280
6/17	11,666	12,512
7/17	11,711	12,536
8/17	11,889	12,842
9/17	12,036	13,122
10/17	12,183	13,521
12/17	12,307	13,656
1/18	12,671	14,375
2/18	12,284	13,846
3/18	12,199	13,568
4/18	12,253	13,619
5/18	12,346	14,004
6/18	12,338	14,095
7/18	12,578	14,563
8/18	12,702	15,074
9/18	12,695	15,099
10/18	12,082	13,988
11/18	12,216	14,268
12/18	11,686	12,940
1/19	12,325	14,051
2/19	12,536	14,545
3/19	12,720	14,757
4/19	13,023	15,346
5/19	12,636	14,353
6/19	13,166	15,361
7/19	13,242	15,590
8/19	13,191	15,272
9/19	13,353	15,540
10/19	13,532	15,875
11/19	13,747	16,478
12/19	14,024	16,954
1/20	14,024	16,935
2/20	13,335	15,549
3/20	11,876	13,410
4/20	12,807	15,187
5/20	13,219	15,999
6/20	13,443	16,364
7/20	13,997	17,294
8/20	14,454	18,546
9/20	14,188	17,871
10/20	14,027	17,485
11/20	15,114	19,613
12/20	15,606	20,495
1/21	15,511	20,404
2/21	15,823	21,042
3/21	16,154	21,796
4/21	16,750	22,919
5/21	16,910	23,024
6/21	17,128	23,592
7/21	17,269	23,991
8/21	17,506	24,675
9/21	16,937	23,568
10/21	17,554	25,161
11/21	17,231	24,778
12/21	17,750	25,754
1/22	17,054	24,239
2/22	16,604	23,628
3/22	16,741	24,395
4/22	15,663	22,206
5/22	15,780	22,176
6/22	15,653	22,227
7/22	15,133	21,398
8/22	14,532	21,005
9/22	15,387	22,102
12/22	14,884	20,808
1/23	15,727	22,241
2/23	15,282	21,721
3/23	15,551	22,302
4/23	15,750	22,539
5/23	15,598	22,627
6/23	16,195	24,172
7/23	16,546	25,039
8/23	16,301	24,555
9/23	15,710	23,386
10/23	15,384	22,766
11/23	16,525	24,888
12/23	17,265	26,209
1/24	17,378	26,499
2/24	17,842	27,933
3/24	18,268	28,835
4/24	17,691	27,566
5/24	18,268	28,868
6/24	18,519	29,762
7/24	18,907	30,315
8/24	19,296	30,975
9/24	19,611	31,616
10/24	19,278	31,384
11/24	20,033	33,471
12/24	19,444	32,448
1/25	19,982	33,473
2/25	19,982	32,831
3/25	19,432	30,916
4/25	19,406	30,709
5/25	20,033	32,655
6/25	20,673	34,314
7/25	20,839	35,070
8/25	21,261	35,881
9/25	21,758	37,120
10/25	21,928	37,915
11/25	22,083	38,019
12/25	22,168	38,012

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	14.00%	7.27%	8.29%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg US Aggregate Index, and 15% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 561,417,000
Holdings Count | Holding			35
Advisory Fees Paid, Amount			$ 1,302,000
InvestmentCompanyPortfolioTurnover			48.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$561,417 Total Number of Portfolio Holdings35 Portfolio Turnover Rate 48.2% Total Advisory Fees Paid (amount in thousands)$1,302
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	41.63%
Fixed Income Funds	31.10%
International Equity Funds	22.83%
Money Market Funds	1.98%
Specialty Funds	1.43%
Alternative Funds	1.03%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038542
Shareholder Report [Line Items]
Fund Name			SAM Balanced Portfolio
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$51	0.48%

Expenses Paid, Amount			$ 51
Expense Ratio, Percent			0.48%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 20-60% of its assets in fixed-income funds, 40-80% in equity funds, and up to 20% in specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, relative to the SAM Balanced Blended Index, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative and specialty securities aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $21,616	Russell 3000 Index $38,012
12/15	10,000	10,000
1/16	9,670	9,436
2/16	9,643	9,433
3/16	10,103	10,097
4/16	10,172	10,159
5/16	10,254	10,341
6/16	10,289	10,362
7/16	10,577	10,774
8/16	10,610	10,801
9/16	10,640	10,818
10/16	10,475	10,584
11/16	10,528	11,058
12/16	10,662	11,274
1/17	10,871	11,486
2/17	11,087	11,913
3/17	11,251	12,047
4/17	11,378	12,171
5/17	11,407	12,280
6/17	11,624	12,512
7/17	11,671	12,536
8/17	11,835	12,842
9/17	11,983	13,122
10/17	12,131	13,521
12/17	12,248	13,656
1/18	12,606	14,375
2/18	12,217	13,846
3/18	12,139	13,568
4/18	12,186	13,619
5/18	12,279	14,004
6/18	12,271	14,095
7/18	12,505	14,563
8/18	12,614	15,074
9/18	12,610	15,099
10/18	12,002	13,988
11/18	12,137	14,268
12/18	11,605	12,940
1/19	12,230	14,051
2/19	12,441	14,545
3/19	12,618	14,757
4/19	12,922	15,346
5/19	12,525	14,353
6/19	13,057	15,361
7/19	13,125	15,590
8/19	13,074	15,272
9/19	13,231	15,540
10/19	13,411	15,875
11/19	13,617	16,478
12/19	13,895	16,954
1/20	13,886	16,935
2/20	13,204	15,549
3/20	11,759	13,410
4/20	12,675	15,187
5/20	13,079	15,999
6/20	13,294	16,364
7/20	13,842	17,294
8/20	14,290	18,546
9/20	14,017	17,871
10/20	13,865	17,485
11/20	14,926	19,613
12/20	15,418	20,495
1/21	15,314	20,404
2/21	15,626	21,042
3/21	15,948	21,796
4/21	16,525	22,919
5/21	16,686	23,024
6/21	16,894	23,592
7/21	17,036	23,991
8/21	17,263	24,675
9/21	16,698	23,568
10/21	17,296	25,161
11/21	16,982	24,778
12/21	17,482	25,754
1/22	16,806	24,239
2/22	16,355	23,628
3/22	16,483	24,395
4/22	15,424	22,206
5/22	15,532	22,176
6/22	15,405	22,227
7/22	14,885	21,398
8/22	14,283	21,005
9/22	15,126	22,102
12/22	14,634	20,808
1/23	15,454	22,241
2/23	15,009	21,721
3/23	15,266	22,302
4/23	15,465	22,539
5/23	15,313	22,627
6/23	15,898	24,172
7/23	16,238	25,039
8/23	15,992	24,555
9/23	15,422	23,386
10/23	15,084	22,766
11/23	16,199	24,888
12/23	16,925	26,209
1/24	17,037	26,499
2/24	17,488	27,933
3/24	17,901	28,835
4/24	17,325	27,566
5/24	17,889	28,868
6/24	18,139	29,762
7/24	18,514	30,315
8/24	18,890	30,975
9/24	19,186	31,616
10/24	18,867	31,384
11/24	19,594	33,471
12/24	19,020	32,448
1/25	19,530	33,473
2/25	19,543	32,831
3/25	18,995	30,916
4/25	18,957	30,709
5/25	19,569	32,655
6/25	20,193	34,314
7/25	20,359	35,070
8/25	20,754	35,881
9/25	21,236	37,120
10/25	21,391	37,915
11/25	21,545	38,019
12/25	21,616	38,012

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	13.65%	6.99%	8.01%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg US Aggregate Index, and 15% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 561,417,000
Holdings Count | Holding			35
Advisory Fees Paid, Amount			$ 1,302,000
InvestmentCompanyPortfolioTurnover			48.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$561,417 Total Number of Portfolio Holdings35 Portfolio Turnover Rate 48.2% Total Advisory Fees Paid (amount in thousands)$1,302
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	41.63%
Fixed Income Funds	31.10%
International Equity Funds	22.83%
Money Market Funds	1.98%
Specialty Funds	1.43%
Alternative Funds	1.03%
Other Assets and LiabilitiesFootnote Reference*	0.00%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038545
Shareholder Report [Line Items]
Fund Name			SAM Conservative Balanced Portfolio
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.24%

Expenses Paid, Amount			$ 25
Expense Ratio, Percent			0.24%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return, consistent with a moderate degree of principal risk. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 40-80% of its assets in fixed-income funds, 20-60% in equity funds, and up to 20% specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market debt, which outperformed core fixed income, aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $18,587	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	9,792	10,138
2/16	9,783	10,210
3/16	10,148	10,303
4/16	10,226	10,343
5/16	10,286	10,345
6/16	10,356	10,531
7/16	10,590	10,598
8/16	10,628	10,586
9/16	10,656	10,580
10/16	10,526	10,499
11/16	10,526	10,250
12/16	10,637	10,265
1/17	10,804	10,285
2/17	10,979	10,354
3/17	11,109	10,428
4/17	11,211	10,509
5/17	11,238	10,498
6/17	11,405	10,543
7/17	11,452	10,638
8/17	11,567	10,587
9/17	11,673	10,593
10/17	11,769	10,580
12/17	11,856	10,628
1/18	12,077	10,506
2/18	11,798	10,406
3/18	11,760	10,473
4/18	11,789	10,395
5/18	11,856	10,469
6/18	11,846	10,456
7/18	12,010	10,459
8/18	12,106	10,526
9/18	12,094	10,458
10/18	11,670	10,376
11/18	11,752	10,438
12/18	11,442	10,629
1/19	11,908	10,742
2/19	12,053	10,736
3/19	12,229	10,942
4/19	12,436	10,945
5/19	12,218	11,139
6/19	12,602	11,279
7/19	12,674	11,304
8/19	12,695	11,597
9/19	12,792	11,535
10/19	12,922	11,570
11/19	13,063	11,564
12/19	13,259	11,556
1/20	13,314	11,778
2/20	12,900	11,990
3/20	11,736	11,920
4/20	12,454	12,132
5/20	12,770	12,188
6/20	12,955	12,265
7/20	13,390	12,448
8/20	13,694	12,348
9/20	13,511	12,341
10/20	13,408	12,286
11/20	14,180	12,406
12/20	14,532	12,423
1/21	14,453	12,334
2/21	14,623	12,156
3/21	14,828	12,005
4/21	15,259	12,099
5/21	15,384	12,139
6/21	15,554	12,224
7/21	15,679	12,361
8/21	15,838	12,337
9/21	15,440	12,230
10/21	15,826	12,227
11/21	15,604	12,263
12/21	15,943	12,232
1/22	15,428	11,968
2/22	15,077	11,835
3/22	15,100	11,506
4/22	14,292	11,069
5/22	14,362	11,141
6/22	14,292	11,234
7/22	13,882	10,917
8/22	13,279	10,310
9/22	13,946	10,689
12/22	13,639	10,641
1/23	14,292	10,968
2/23	13,919	10,684
3/23	14,133	10,956
4/23	14,292	11,022
5/23	14,146	10,902
6/23	14,479	10,863
7/23	14,692	10,856
8/23	14,519	10,786
9/23	14,070	10,512
10/23	13,794	10,346
11/23	14,664	10,815
12/23	15,272	11,229
1/24	15,342	11,198
2/24	15,549	11,040
3/24	15,839	11,142
4/24	15,397	10,860
5/24	15,812	11,044
6/24	15,991	11,149
7/24	16,337	11,409
8/24	16,641	11,573
9/24	16,883	11,728
10/24	16,585	11,437
11/24	17,053	11,558
12/24	16,642	11,369
1/25	16,982	11,430
2/25	17,095	11,681
3/25	16,798	11,685
4/25	16,798	11,731
5/25	17,124	11,647
6/25	17,563	11,826
7/25	17,648	11,795
8/25	17,960	11,936
9/25	18,303	12,067
10/25	18,422	12,142
11/25	18,542	12,217
12/25	18,587	12,199

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	11.69%	5.04%	6.39%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are as follows: 60% Bloomberg US Aggregate Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 161,481,000
Holdings Count | Holding			35
Advisory Fees Paid, Amount			$ 363,000
InvestmentCompanyPortfolioTurnover			40.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$161,481 Total Number of Portfolio Holdings35 Portfolio Turnover Rate 40.4% Total Advisory Fees Paid (amount in thousands)$363
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.95%
Other Assets and LiabilitiesFootnote Reference*	0.05%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	51.75%
Domestic Equity Funds	26.67%
International Equity Funds	14.42%
Money Market Funds	4.95%
Specialty Funds	1.15%
Alternative Funds	1.01%
Other Assets and LiabilitiesFootnote Reference*	0.05%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038544
Shareholder Report [Line Items]
Fund Name			SAM Conservative Balanced Portfolio
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$52	0.49%

Expenses Paid, Amount			$ 52
Expense Ratio, Percent			0.49%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return, consistent with a moderate degree of principal risk. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 40-80% of its assets in fixed-income funds, 20-60% in equity funds, and up to 20% specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market debt, which outperformed core fixed income, aided performance for the year. Lastly, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $18,109	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	9,790	10,138
2/16	9,772	10,210
3/16	10,131	10,303
4/16	10,210	10,343
5/16	10,272	10,345
6/16	10,342	10,531
7/16	10,570	10,598
8/16	10,598	10,586
9/16	10,626	10,580
10/16	10,496	10,499
11/16	10,496	10,250
12/16	10,608	10,265
1/17	10,766	10,285
2/17	10,943	10,354
3/17	11,064	10,428
4/17	11,167	10,509
5/17	11,186	10,498
6/17	11,353	10,543
7/17	11,393	10,638
8/17	11,509	10,587
9/17	11,616	10,593
10/17	11,703	10,580
12/17	11,790	10,628
1/18	12,012	10,506
2/18	11,732	10,406
3/18	11,683	10,473
4/18	11,712	10,395
5/18	11,780	10,469
6/18	11,770	10,456
7/18	11,925	10,459
8/18	12,012	10,526
9/18	12,002	10,458
10/18	11,586	10,376
11/18	11,659	10,438
12/18	11,347	10,629
1/19	11,805	10,742
2/19	11,950	10,736
3/19	12,127	10,942
4/19	12,325	10,945
5/19	12,117	11,139
6/19	12,491	11,279
7/19	12,554	11,304
8/19	12,574	11,597
9/19	12,655	11,535
10/19	12,797	11,570
11/19	12,928	11,564
12/19	13,125	11,556
1/20	13,168	11,778
2/20	12,754	11,990
3/20	11,597	11,920
4/20	12,317	12,132
5/20	12,623	12,188
6/20	12,797	12,265
7/20	13,234	12,448
8/20	13,528	12,348
9/20	13,338	12,341
10/20	13,235	12,286
11/20	13,997	12,406
12/20	14,338	12,423
1/21	14,259	12,334
2/21	14,429	12,156
3/21	14,634	12,005
4/21	15,055	12,099
5/21	15,168	12,139
6/21	15,327	12,224
7/21	15,453	12,361
8/21	15,600	12,337
9/21	15,217	12,230
10/21	15,592	12,227
11/21	15,357	12,263
12/21	15,697	12,232
1/22	15,182	11,968
2/22	14,830	11,835
3/22	14,854	11,506
4/22	14,057	11,069
5/22	14,127	11,141
6/22	14,045	11,234
7/22	13,647	10,917
8/22	13,045	10,310
9/22	13,698	10,689
12/22	13,391	10,641
1/23	14,031	10,968
2/23	13,658	10,684
3/23	13,871	10,956
4/23	14,017	11,022
5/23	13,871	10,902
6/23	14,204	10,863
7/23	14,404	10,856
8/23	14,231	10,786
9/23	13,786	10,512
10/23	13,524	10,346
11/23	14,365	10,815
12/23	14,971	11,229
1/24	15,027	11,198
2/24	15,220	11,040
3/24	15,509	11,142
4/24	15,082	10,860
5/24	15,468	11,044
6/24	15,647	11,149
7/24	15,978	11,409
8/24	16,267	11,573
9/24	16,512	11,728
10/24	16,202	11,437
11/24	16,668	11,558
12/24	16,273	11,369
1/25	16,597	11,430
2/25	16,710	11,681
3/25	16,400	11,685
4/25	16,400	11,731
5/25	16,710	11,647
6/25	17,148	11,826
7/25	17,218	11,795
8/25	17,529	11,936
9/25	17,856	12,067
10/25	17,960	12,142
11/25	18,079	12,217
12/25	18,109	12,199

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	11.28%	4.78%	6.12%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to shows how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are as follows: 60% Bloomberg US Aggregate Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 161,481,000
Holdings Count | Holding			35
Advisory Fees Paid, Amount			$ 363,000
InvestmentCompanyPortfolioTurnover			40.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$161,481 Total Number of Portfolio Holdings35 Portfolio Turnover Rate 40.4% Total Advisory Fees Paid (amount in thousands)$363
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.95%
Other Assets and LiabilitiesFootnote Reference*	0.05%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	51.75%
Domestic Equity Funds	26.67%
International Equity Funds	14.42%
Money Market Funds	4.95%
Specialty Funds	1.15%
Alternative Funds	1.01%
Other Assets and LiabilitiesFootnote Reference*	0.05%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038546
Shareholder Report [Line Items]
Fund Name			SAM Conservative Growth Portfolio
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$26	0.24%

Expenses Paid, Amount			$ 26
Expense Ratio, Percent			0.24%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 0-40% of its assets in fixed-income funds, 60-100% in equity funds, and up to 20% in specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. small cap equities, which outperformed their larger cap developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $25,802	Russell 3000 Index $38,012
12/15	10,000	10,000
1/16	9,541	9,436
2/16	9,495	9,433
3/16	10,041	10,097
4/16	10,105	10,159
5/16	10,226	10,341
6/16	10,226	10,362
7/16	10,563	10,774
8/16	10,600	10,801
9/16	10,644	10,818
10/16	10,420	10,584
11/16	10,563	11,058
12/16	10,700	11,274
1/17	10,967	11,486
2/17	11,240	11,913
3/17	11,464	12,047
4/17	11,613	12,171
5/17	11,675	12,280
6/17	11,949	12,512
7/17	12,022	12,536
8/17	12,267	12,842
9/17	12,474	13,122
10/17	12,680	13,521
12/17	12,816	13,656
1/18	13,351	14,375
2/18	12,854	13,846
3/18	12,732	13,568
4/18	12,796	13,619
5/18	12,919	14,004
6/18	12,887	14,095
7/18	13,216	14,563
8/18	13,358	15,074
9/18	13,362	15,099
10/18	12,546	13,988
11/18	12,735	14,268
12/18	11,967	12,940
1/19	12,783	14,051
2/19	13,062	14,545
3/19	13,258	14,757
4/19	13,655	15,346
5/19	13,083	14,353
6/19	13,774	15,361
7/19	13,864	15,590
8/19	13,739	15,272
9/19	13,953	15,540
10/19	14,199	15,875
11/19	14,474	16,478
12/19	14,847	16,954
1/20	14,802	16,935
2/20	13,849	15,549
3/20	12,025	13,410
4/20	13,164	15,187
5/20	13,678	15,999
6/20	13,953	16,364
7/20	14,638	17,294
8/20	15,264	18,546
9/20	14,896	17,871
10/20	14,695	17,485
11/20	16,114	19,613
12/20	16,769	20,495
1/21	16,646	20,404
2/21	17,116	21,042
3/21	17,594	21,796
4/21	18,365	22,919
5/21	18,581	23,024
6/21	18,859	23,592
7/21	19,013	23,991
8/21	19,360	24,675
9/21	18,584	23,568
10/21	19,451	25,161
11/21	19,029	24,778
12/21	19,745	25,754
1/22	18,815	24,239
2/22	18,242	23,628
3/22	18,520	24,395
4/22	17,128	22,206
5/22	17,271	22,176
6/22	17,128	22,227
7/22	16,484	21,398
8/22	15,865	21,005
9/22	16,950	22,102
12/22	16,233	20,808
1/23	17,263	22,241
2/23	16,739	21,721
3/23	17,061	22,302
4/23	17,318	22,539
5/23	17,153	22,627
6/23	18,036	24,172
7/23	18,532	25,039
8/23	18,192	24,555
9/23	17,451	23,386
10/23	17,046	22,766
11/23	18,478	24,888
12/23	19,377	26,209
1/24	19,525	26,499
2/24	20,227	27,933
3/24	20,799	28,835
4/24	20,069	27,566
5/24	20,809	28,868
6/24	21,125	29,762
7/24	21,580	30,315
8/24	22,064	30,975
9/24	22,449	31,616
10/24	22,078	31,384
11/24	23,120	33,471
12/24	22,328	32,448
1/25	23,070	33,473
2/25	22,950	32,831
3/25	22,138	30,916
4/25	22,078	30,709
5/25	23,000	32,655
6/25	23,852	34,314
7/25	24,082	35,070
8/25	24,633	35,881
9/25	25,278	37,120
10/25	25,496	37,915
11/25	25,682	38,019
12/25	25,802	38,012

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	15.56%	9.00%	9.94%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% Bloomberg US Aggregate Index, and 20% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 427,156,000
Holdings Count | Holding			27
Advisory Fees Paid, Amount			$ 941,000
InvestmentCompanyPortfolioTurnover			47.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$427,156 Total Number of Portfolio Holdings27 Portfolio Turnover Rate 47.2% Total Advisory Fees Paid (amount in thousands)$941
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.20%
International Equity Funds	29.46%
Fixed Income Funds	14.16%
Specialty Funds	1.53%
Money Market Funds	0.93%
Alternative Funds	0.75%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038547
Shareholder Report [Line Items]
Fund Name			SAM Conservative Growth Portfolio
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$53	0.49%

Expenses Paid, Amount			$ 53
Expense Ratio, Percent			0.49%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 0-40% of its assets in fixed-income funds, 60-100% in equity funds, and up to 20% in specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. small cap equities, which outperformed their larger cap developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $25,176	Russell 3000 Index $38,012
12/15	10,000	10,000
1/16	9,542	9,436
2/16	9,489	9,433
3/16	10,041	10,097
4/16	10,100	10,159
5/16	10,217	10,341
6/16	10,217	10,362
7/16	10,552	10,774
8/16	10,582	10,801
9/16	10,626	10,818
10/16	10,400	10,584
11/16	10,538	11,058
12/16	10,676	11,274
1/17	10,933	11,486
2/17	11,209	11,913
3/17	11,429	12,047
4/17	11,573	12,171
5/17	11,630	12,280
6/17	11,900	12,512
7/17	11,973	12,536
8/17	12,220	12,842
9/17	12,415	13,122
10/17	12,623	13,521
12/17	12,754	13,656
1/18	13,287	14,375
2/18	12,786	13,846
3/18	12,663	13,568
4/18	12,728	13,619
5/18	12,845	14,004
6/18	12,812	14,095
7/18	13,131	14,563
8/18	13,274	15,074
9/18	13,267	15,099
10/18	12,460	13,988
11/18	12,642	14,268
12/18	11,884	12,940
1/19	12,684	14,051
2/19	12,958	14,545
3/19	13,155	14,757
4/19	13,541	15,346
5/19	12,972	14,353
6/19	13,654	15,361
7/19	13,738	15,590
8/19	13,612	15,272
9/19	13,822	15,540
10/19	14,062	15,875
11/19	14,331	16,478
12/19	14,698	16,954
1/20	14,653	16,935
2/20	13,702	15,549
3/20	11,898	13,410
4/20	13,029	15,187
5/20	13,530	15,999
6/20	13,800	16,364
7/20	14,474	17,294
8/20	15,088	18,546
9/20	14,728	17,871
10/20	14,519	17,485
11/20	15,920	19,613
12/20	16,563	20,495
1/21	16,439	20,404
2/21	16,895	21,042
3/21	17,367	21,796
4/21	18,126	22,919
5/21	18,335	23,024
6/21	18,598	23,592
7/21	18,753	23,991
8/21	19,086	24,675
9/21	18,319	23,568
10/21	19,173	25,161
11/21	18,750	24,778
12/21	19,452	25,754
1/22	18,535	24,239
2/22	17,960	23,628
3/22	18,231	24,395
4/22	16,860	22,206
5/22	17,003	22,176
6/22	16,852	22,227
7/22	16,214	21,398
8/22	15,605	21,005
9/22	16,656	22,102
12/22	15,955	20,808
1/23	16,969	22,241
2/23	16,444	21,721
3/23	16,757	22,302
4/23	17,006	22,539
5/23	16,840	22,627
6/23	17,707	24,172
7/23	18,186	25,039
8/23	17,854	24,555
9/23	17,116	23,386
10/23	16,720	22,766
11/23	18,115	24,888
12/23	18,995	26,209
1/24	19,133	26,499
2/24	19,825	27,933
3/24	20,379	28,835
4/24	19,657	27,566
5/24	20,379	28,868
6/24	20,685	29,762
7/24	21,130	30,315
8/24	21,595	30,975
9/24	21,963	31,616
10/24	21,602	31,384
11/24	22,614	33,471
12/24	21,833	32,448
1/25	22,554	33,473
2/25	22,434	32,831
3/25	21,633	30,916
4/25	21,562	30,709
5/25	22,474	32,655
6/25	23,295	34,314
7/25	23,515	35,070
8/25	24,046	35,881
9/25	24,673	37,120
10/25	24,881	37,915
11/25	25,056	38,019
12/25	25,176	38,012

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	15.31%	8.74%	9.67%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% Bloomberg US Aggregate Index, and 20% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 427,156,000
Holdings Count | Holding			27
Advisory Fees Paid, Amount			$ 941,000
InvestmentCompanyPortfolioTurnover			47.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$427,156 Total Number of Portfolio Holdings27 Portfolio Turnover Rate 47.2% Total Advisory Fees Paid (amount in thousands)$941
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	53.20%
International Equity Funds	29.46%
Fixed Income Funds	14.16%
Specialty Funds	1.53%
Money Market Funds	0.93%
Alternative Funds	0.75%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038548
Shareholder Report [Line Items]
Fund Name			SAM Flexible Income Portfolio
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.24%

Expenses Paid, Amount			$ 25
Expense Ratio, Percent			0.24%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 55-95% of its assets in fixed-income funds, 5-45% in equity funds, and up to 20% in specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market debt, which outperformed core fixed income, aided performance for the year. Lastly, security selection in emerging market debt positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, hindered performance for the year. Lastly, security selection in U.S. mega cap equities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $16,469	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	9,886	10,138
2/16	9,902	10,210
3/16	10,212	10,303
4/16	10,318	10,343
5/16	10,367	10,345
6/16	10,489	10,531
7/16	10,668	10,598
8/16	10,713	10,586
9/16	10,730	10,580
10/16	10,653	10,499
11/16	10,593	10,250
12/16	10,704	10,265
1/17	10,825	10,285
2/17	10,971	10,354
3/17	11,057	10,428
4/17	11,152	10,509
5/17	11,152	10,498
6/17	11,272	10,543
7/17	11,318	10,638
8/17	11,390	10,587
9/17	11,452	10,593
10/17	11,524	10,580
12/17	11,605	10,628
1/18	11,685	10,506
2/18	11,497	10,406
3/18	11,479	10,473
4/18	11,488	10,395
5/18	11,551	10,469
6/18	11,569	10,456
7/18	11,676	10,459
8/18	11,757	10,526
9/18	11,741	10,458
10/18	11,482	10,376
11/18	11,549	10,438
12/18	11,376	10,629
1/19	11,741	10,742
2/19	11,846	10,736
3/19	12,009	10,942
4/19	12,153	10,945
5/19	12,067	11,139
6/19	12,345	11,279
7/19	12,422	11,304
8/19	12,508	11,597
9/19	12,576	11,535
10/19	12,658	11,570
11/19	12,760	11,564
12/19	12,883	11,556
1/20	12,965	11,778
2/20	12,699	11,990
3/20	11,767	11,920
4/20	12,320	12,132
5/20	12,555	12,188
6/20	12,689	12,265
7/20	13,037	12,448
8/20	13,211	12,348
9/20	13,086	12,341
10/20	13,022	12,286
11/20	13,572	12,406
12/20	13,820	12,423
1/21	13,744	12,334
2/21	13,798	12,156
3/21	13,928	12,005
4/21	14,241	12,099
5/21	14,338	12,139
6/21	14,467	12,224
7/21	14,607	12,361
8/21	14,705	12,337
9/21	14,446	12,230
10/21	14,704	12,227
11/21	14,536	12,263
12/21	14,772	12,232
1/22	14,379	11,968
2/22	14,121	11,835
3/22	14,054	11,506
4/22	13,414	11,069
5/22	13,493	11,141
6/22	13,448	11,234
7/22	13,089	10,917
8/22	12,495	10,310
9/22	13,012	10,689
12/22	12,835	10,641
1/23	13,353	10,968
2/23	13,025	10,684
3/23	13,239	10,956
4/23	13,353	11,022
5/23	13,227	10,902
6/23	13,391	10,863
7/23	13,517	10,856
8/23	13,391	10,786
9/23	13,032	10,512
10/23	12,797	10,346
11/23	13,502	10,815
12/23	14,038	11,229
1/24	14,077	11,198
2/24	14,142	11,040
3/24	14,364	11,142
4/24	13,998	10,860
5/24	14,312	11,044
6/24	14,469	11,149
7/24	14,769	11,409
8/24	15,030	11,573
9/24	15,246	11,728
10/24	14,963	11,437
11/24	15,286	11,558
12/24	14,977	11,369
1/25	15,206	11,430
2/25	15,381	11,681
3/25	15,192	11,685
4/25	15,206	11,731
5/25	15,367	11,647
6/25	15,704	11,826
7/25	15,744	11,795
8/25	16,000	11,936
9/25	16,260	12,067
10/25	16,343	12,142
11/25	16,455	12,217
12/25	16,469	12,199

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	9.96%	3.57%	5.12%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg US Aggregate Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 115,850,000
Holdings Count | Holding			33
Advisory Fees Paid, Amount			$ 273,000
InvestmentCompanyPortfolioTurnover			27.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$115,850 Total Number of Portfolio Holdings33 Portfolio Turnover Rate 27.7% Total Advisory Fees Paid (amount in thousands)$273
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.91%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	65.90%
Domestic Equity Funds	17.98%
International Equity Funds	7.39%
Money Market Funds	6.75%
Alternative Funds	1.15%
Specialty Funds	0.74%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038549
Shareholder Report [Line Items]
Fund Name			SAM Flexible Income Portfolio
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$52	0.50%

Expenses Paid, Amount			$ 52
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 55-95% of its assets in fixed-income funds, 5-45% in equity funds, and up to 20% in specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market debt, which outperformed core fixed income, aided performance for the year. Lastly, security selection in emerging market debt positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, hindered performance for the year. Lastly, security selection in U.S. mega cap equities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $16,060	Bloomberg US Aggregate Index $12,199
12/15	10,000	10,000
1/16	9,885	10,138
2/16	9,893	10,210
3/16	10,205	10,303
4/16	10,312	10,343
5/16	10,362	10,345
6/16	10,477	10,531
7/16	10,649	10,598
8/16	10,699	10,586
9/16	10,716	10,580
10/16	10,630	10,499
11/16	10,569	10,250
12/16	10,673	10,265
1/17	10,794	10,285
2/17	10,933	10,354
3/17	11,019	10,428
4/17	11,106	10,509
5/17	11,114	10,498
6/17	11,227	10,543
7/17	11,271	10,638
8/17	11,334	10,587
9/17	11,397	10,593
10/17	11,469	10,580
12/17	11,541	10,628
1/18	11,631	10,506
2/18	11,433	10,406
3/18	11,415	10,473
4/18	11,424	10,395
5/18	11,478	10,469
6/18	11,505	10,456
7/18	11,595	10,459
8/18	11,685	10,526
9/18	11,663	10,458
10/18	11,393	10,376
11/18	11,461	10,438
12/18	11,288	10,629
1/19	11,653	10,742
2/19	11,759	10,736
3/19	11,913	10,942
4/19	12,057	10,945
5/19	11,970	11,139
6/19	12,240	11,279
7/19	12,307	11,304
8/19	12,393	11,597
9/19	12,454	11,535
10/19	12,547	11,570
11/19	12,629	11,564
12/19	12,752	11,556
1/20	12,834	11,778
2/20	12,567	11,990
3/20	11,634	11,920
4/20	12,188	12,132
5/20	12,413	12,188
6/20	12,547	12,265
7/20	12,895	12,448
8/20	13,059	12,348
9/20	12,937	12,341
10/20	12,861	12,286
11/20	13,411	12,406
12/20	13,648	12,423
1/21	13,573	12,334
2/21	13,626	12,156
3/21	13,745	12,005
4/21	14,047	12,099
5/21	14,144	12,139
6/21	14,273	12,224
7/21	14,413	12,361
8/21	14,500	12,337
9/21	14,249	12,230
10/21	14,495	12,227
11/21	14,316	12,263
12/21	14,551	12,232
1/22	14,170	11,968
2/22	13,902	11,835
3/22	13,834	11,506
4/22	13,208	11,069
5/22	13,275	11,141
6/22	13,230	11,234
7/22	12,872	10,917
8/22	12,291	10,310
9/22	12,794	10,689
12/22	12,606	10,641
1/23	13,109	10,968
2/23	12,794	10,684
3/23	12,996	10,956
4/23	13,109	11,022
5/23	12,983	10,902
6/23	13,147	10,863
7/23	13,272	10,856
8/23	13,147	10,786
9/23	12,779	10,512
10/23	12,546	10,346
11/23	13,234	10,815
12/23	13,766	11,229
1/24	13,792	11,198
2/24	13,857	11,040
3/24	14,078	11,142
4/24	13,714	10,860
5/24	14,026	11,044
6/24	14,156	11,149
7/24	14,455	11,409
8/24	14,714	11,573
9/24	14,919	11,728
10/24	14,638	11,437
11/24	14,945	11,558
12/24	14,651	11,369
1/25	14,865	11,430
2/25	15,039	11,681
3/25	14,852	11,685
4/25	14,852	11,731
5/25	15,012	11,647
6/25	15,333	11,826
7/25	15,373	11,795
8/25	15,626	11,936
9/25	15,867	12,067
10/25	15,949	12,142
11/25	16,046	12,217
12/25	16,060	12,199

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	9.61%	3.31%	4.85%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg US Aggregate Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 115,850,000
Holdings Count | Holding			33
Advisory Fees Paid, Amount			$ 273,000
InvestmentCompanyPortfolioTurnover			27.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$115,850 Total Number of Portfolio Holdings33 Portfolio Turnover Rate 27.7% Total Advisory Fees Paid (amount in thousands)$273
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	99.91%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Fund Type Allocation

Fund Type	Percent of Net Assets
Fixed Income Funds	65.90%
Domestic Equity Funds	17.98%
International Equity Funds	7.39%
Money Market Funds	6.75%
Alternative Funds	1.15%
Specialty Funds	0.74%
Other Assets and LiabilitiesFootnote Reference*	0.09%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038530
Shareholder Report [Line Items]
Fund Name			SAM Strategic Growth Portfolio
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$26	0.24%

Expenses Paid, Amount			$ 26
Expense Ratio, Percent			0.24%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 75-100% in equity funds and up to 20% specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. small cap equities, which outperformed their larger cap developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, security selection in U.S. mid cap equities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $28,293	Russell 3000 Index $38,012
12/15	10,000	10,000
1/16	9,465	9,436
2/16	9,380	9,433
3/16	10,000	10,097
4/16	10,043	10,159
5/16	10,160	10,341
6/16	10,150	10,362
7/16	10,513	10,774
8/16	10,546	10,801
9/16	10,598	10,818
10/16	10,329	10,584
11/16	10,466	11,058
12/16	10,615	11,274
1/17	10,901	11,486
2/17	11,199	11,913
3/17	11,457	12,047
4/17	11,623	12,171
5/17	11,703	12,280
6/17	12,007	12,512
7/17	12,102	12,536
8/17	12,377	12,842
9/17	12,592	13,122
10/17	12,825	13,521
12/17	12,974	13,656
1/18	13,583	14,375
2/18	13,028	13,846
3/18	12,896	13,568
4/18	12,956	13,619
5/18	13,075	14,004
6/18	13,010	14,095
7/18	13,362	14,563
8/18	13,500	15,074
9/18	13,492	15,099
10/18	12,523	13,988
11/18	12,756	14,268
12/18	11,858	12,940
1/19	12,782	14,051
2/19	13,111	14,545
3/19	13,311	14,757
4/19	13,776	15,346
5/19	13,098	14,353
6/19	13,873	15,361
7/19	13,970	15,590
8/19	13,770	15,272
9/19	14,020	15,540
10/19	14,331	15,875
11/19	14,656	16,478
12/19	15,113	16,954
1/20	15,023	16,935
2/20	13,888	15,549
3/20	11,772	13,410
4/20	13,072	15,187
5/20	13,681	15,999
6/20	14,041	16,364
7/20	14,857	17,294
8/20	15,624	18,546
9/20	15,182	17,871
10/20	14,944	17,485
11/20	16,639	19,613
12/20	17,440	20,495
1/21	17,289	20,404
2/21	17,888	21,042
3/21	18,429	21,796
4/21	19,331	22,919
5/21	19,569	23,024
6/21	19,894	23,592
7/21	20,081	23,991
8/21	20,492	24,675
9/21	19,624	23,568
10/21	20,636	25,161
11/21	20,115	24,778
12/21	20,904	25,754
1/22	19,765	24,239
2/22	19,111	23,628
3/22	19,468	24,395
4/22	17,868	22,206
5/22	18,017	22,176
6/22	17,890	22,227
7/22	17,176	21,398
8/22	16,574	21,005
9/22	17,820	22,102
12/22	16,978	20,808
1/23	18,163	22,241
2/23	17,596	21,721
3/23	17,966	22,302
4/23	18,267	22,539
5/23	18,069	22,627
6/23	19,169	24,172
7/23	19,787	25,039
8/23	19,375	24,555
9/23	18,528	23,386
10/23	18,058	22,766
11/23	19,695	24,888
12/23	20,689	26,209
1/24	20,861	26,499
2/24	21,766	27,933
3/24	22,444	28,835
4/24	21,621	27,566
5/24	22,489	28,868
6/24	22,842	29,762
7/24	23,330	30,315
8/24	23,872	30,975
9/24	24,302	31,616
10/24	23,900	31,384
11/24	25,143	33,471
12/24	24,211	32,448
1/25	25,125	33,473
2/25	24,915	32,831
3/25	23,919	30,916
4/25	23,818	30,709
5/25	25,006	32,655
6/25	26,039	34,314
7/25	26,313	35,070
8/25	26,962	35,881
9/25	27,694	37,120
10/25	27,924	37,915
11/25	28,133	38,019
12/25	28,293	38,012

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	16.86%	10.16%	10.96%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg US Aggregate Index.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 491,780,000
Holdings Count | Holding			22
Advisory Fees Paid, Amount			$ 1,061,000
InvestmentCompanyPortfolioTurnover			49.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$491,780 Total Number of Portfolio Holdings22 Portfolio Turnover Rate 49.8% Total Advisory Fees Paid (amount in thousands)$1,061
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	61.77%
International Equity Funds	33.90%
Specialty Funds	1.69%
Fixed Income Funds	0.99%
Money Market Funds	0.92%
Alternative Funds	0.76%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038531
Shareholder Report [Line Items]
Fund Name			SAM Strategic Growth Portfolio
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$53	0.49%

Expenses Paid, Amount			$ 53
Expense Ratio, Percent			0.49%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds (“Underlying Funds”). The Fund typically allocates its assets among Underlying Funds in accordance with its outlook for the economy, the financial markets, and the relative market valuations of the Underlying Funds. The Fund typically invests 75-100% in equity funds and up to 20% specialty funds. The asset class diversification is designed to moderate overall price volatility and cushion severe losses in any one investment sector. The Fund's allocation in developed ex.-U.S. equities, which outperformed their U.S. counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation to emerging market equities, which outperformed their developed ex-U.S. counterparts, aided performance for the year. Lastly, the Fund's allocation in developed ex.-U.S. small cap equities, which outperformed their larger cap developed ex-U.S. counterparts, positively contributed to performance for the year. The Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor from performance for the year. In addition, security selection in U.S. large cap growth equities hindered performance for the year. Lastly, security selection in U.S. mid cap equities negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $27,600	Russell 3000 Index $38,012
12/15	10,000	10,000
1/16	9,465	9,436
2/16	9,378	9,433
3/16	9,995	10,097
4/16	10,038	10,159
5/16	10,157	10,341
6/16	10,141	10,362
7/16	10,497	10,774
8/16	10,533	10,801
9/16	10,585	10,818
10/16	10,313	10,584
11/16	10,446	11,058
12/16	10,590	11,274
1/17	10,879	11,486
2/17	11,168	11,913
3/17	11,422	12,047
4/17	11,584	12,171
5/17	11,659	12,280
6/17	11,966	12,512
7/17	12,054	12,536
8/17	12,325	12,842
9/17	12,535	13,122
10/17	12,764	13,521
12/17	12,915	13,656
1/18	13,516	14,375
2/18	12,963	13,846
3/18	12,830	13,568
4/18	12,885	13,619
5/18	12,999	14,004
6/18	12,933	14,095
7/18	13,276	14,563
8/18	13,414	15,074
9/18	13,401	15,099
10/18	12,439	13,988
11/18	12,666	14,268
12/18	11,770	12,940
1/19	12,692	14,051
2/19	13,011	14,545
3/19	13,206	14,757
4/19	13,667	15,346
5/19	12,991	14,353
6/19	13,758	15,361
7/19	13,849	15,590
8/19	13,648	15,272
9/19	13,893	15,540
10/19	14,192	15,875
11/19	14,518	16,478
12/19	14,963	16,954
1/20	14,873	16,935
2/20	13,747	15,549
3/20	11,648	13,410
4/20	12,934	15,187
5/20	13,531	15,999
6/20	13,886	16,364
7/20	14,692	17,294
8/20	15,443	18,546
9/20	15,005	17,871
10/20	14,766	17,485
11/20	16,439	19,613
12/20	17,228	20,495
1/21	17,068	20,404
2/21	17,662	21,042
3/21	18,190	21,796
4/21	19,081	22,919
5/21	19,305	23,024
6/21	19,623	23,592
7/21	19,804	23,991
8/21	20,203	24,675
9/21	19,348	23,568
10/21	20,340	25,161
11/21	19,825	24,778
12/21	20,593	25,754
1/22	19,467	24,239
2/22	18,826	23,628
3/22	19,169	24,395
4/22	17,588	22,206
5/22	17,738	22,176
6/22	17,603	22,227
7/22	16,895	21,398
8/22	16,289	21,005
9/22	17,520	22,102
12/22	16,685	20,808
1/23	17,847	22,241
2/23	17,288	21,721
3/23	17,640	22,302
4/23	17,933	22,539
5/23	17,744	22,627
6/23	18,819	24,172
7/23	19,413	25,039
8/23	19,009	24,555
9/23	18,169	23,386
10/23	17,708	22,766
11/23	19,309	24,888
12/23	20,285	26,209
1/24	20,448	26,499
2/24	21,326	27,933
3/24	21,986	28,835
4/24	21,172	27,566
5/24	22,022	28,868
6/24	22,366	29,762
7/24	22,836	30,315
8/24	23,369	30,975
9/24	23,778	31,616
10/24	23,377	31,384
11/24	24,591	33,471
12/24	23,669	32,448
1/25	24,563	33,473
2/25	24,353	32,831
3/25	23,368	30,916
4/25	23,277	30,709
5/25	24,426	32,655
6/25	25,430	34,314
7/25	25,695	35,070
8/25	26,324	35,881
9/25	27,032	37,120
10/25	27,241	37,915
11/25	27,450	38,019
12/25	27,600	38,012

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	16.61%	9.88%	10.69%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark is included as an additional index for the Fund to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg US Aggregate Index.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 491,780,000
Holdings Count | Holding			22
Advisory Fees Paid, Amount			$ 1,061,000
InvestmentCompanyPortfolioTurnover			49.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$491,780 Total Number of Portfolio Holdings22 Portfolio Turnover Rate 49.8% Total Advisory Fees Paid (amount in thousands)$1,061
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Fund Type Allocation

Fund Type	Percent of Net Assets
Domestic Equity Funds	61.77%
International Equity Funds	33.90%
Specialty Funds	1.69%
Fixed Income Funds	0.99%
Money Market Funds	0.92%
Alternative Funds	0.76%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038541
Shareholder Report [Line Items]
Fund Name			Short-Term Income Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Short-Term Income Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$43	0.42%

Expenses Paid, Amount			$ 43
Expense Ratio, Percent			0.42%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund seeks to achieve its investment objective by investing in a broad range of high-quality, fixed-income securities. The Fund invests primarily in high-quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings or Baa3 or higher by Moody’s Investors Service, Inc. The Fund’s investments also include corporate securities, government securities, mortgage-backed and asset-backed securities ("ABS"), foreign securities, and derivatives. During the 12-month period ending December 31, 2025, the Fund's investments outperformed the Bloomberg Credit 1-3 Year Index ("Index"). Top contributors to performance included duration and yield curve positioning, an out-of-Index allocation to commercial mortgage-backed securities, an underweight position in foreign government securities, and security selection in banking. Primary detractors to performance included out-of-Index allocations to other ABS, auto ABS, and U.S. Treasury securities, as well as an underweight position to banking.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $12,829	Bloomberg US Aggregate Index $12,199	Bloomberg Credit 1-3 Year Index $12,972
12/15	10,000	10,000	10,000
1/16	10,039	10,138	10,033
2/16	10,039	10,210	10,038
3/16	10,118	10,303	10,114
4/16	10,157	10,343	10,149
5/16	10,157	10,345	10,148
6/16	10,197	10,531	10,213
7/16	10,236	10,598	10,229
8/16	10,254	10,586	10,229
9/16	10,254	10,580	10,239
10/16	10,254	10,499	10,241
11/16	10,214	10,250	10,198
12/16	10,214	10,265	10,211
1/17	10,254	10,285	10,240
2/17	10,294	10,354	10,269
3/17	10,334	10,428	10,304
4/17	10,375	10,509	10,328
5/17	10,375	10,498	10,333
6/17	10,415	10,543	10,370
7/17	10,457	10,638	10,391
8/17	10,416	10,587	10,388
9/17	10,457	10,593	10,394
10/17	10,416	10,580	10,371
12/17	10,457	10,628	10,380
1/18	10,416	10,506	10,361
2/18	10,416	10,406	10,341
3/18	10,416	10,473	10,348
4/18	10,416	10,395	10,352
5/18	10,457	10,469	10,391
6/18	10,457	10,456	10,392
7/18	10,457	10,459	10,412
8/18	10,498	10,526	10,453
9/18	10,480	10,458	10,456
10/18	10,480	10,376	10,460
11/18	10,522	10,438	10,474
12/18	10,564	10,629	10,550
1/19	10,648	10,742	10,620
2/19	10,648	10,736	10,650
3/19	10,731	10,942	10,727
4/19	10,773	10,945	10,758
5/19	10,857	11,139	10,822
6/19	10,899	11,279	10,892
7/19	10,899	11,304	10,898
8/19	10,983	11,597	10,985
9/19	10,974	11,535	10,993
10/19	11,017	11,570	11,036
11/19	11,017	11,564	11,044
12/19	11,060	11,556	11,079
1/20	11,146	11,778	11,141
2/20	11,232	11,990	11,214
3/20	10,974	11,920	11,002
4/20	11,189	12,132	11,198
5/20	11,275	12,188	11,299
6/20	11,318	12,265	11,363
7/20	11,362	12,448	11,408
8/20	11,405	12,348	11,426
9/20	11,388	12,341	11,423
10/20	11,388	12,286	11,439
11/20	11,432	12,406	11,467
12/20	11,432	12,423	11,487
1/21	11,432	12,334	11,492
2/21	11,388	12,156	11,495
3/21	11,388	12,005	11,485
4/21	11,432	12,099	11,503
5/21	11,432	12,139	11,524
6/21	11,432	12,224	11,511
7/21	11,432	12,361	11,530
8/21	11,432	12,337	11,533
9/21	11,440	12,230	11,528
10/21	11,395	12,227	11,489
11/21	11,350	12,263	11,469
12/21	11,350	12,232	11,467
1/22	11,305	11,968	11,381
2/22	11,216	11,835	11,324
3/22	11,081	11,506	11,186
4/22	10,991	11,069	11,108
5/22	11,036	11,141	11,183
6/22	11,036	11,234	11,170
7/22	10,947	10,917	11,087
8/22	10,777	10,310	10,918
9/22	10,913	10,689	11,053
12/22	10,959	10,641	11,078
1/23	11,095	10,968	11,185
2/23	11,050	10,684	11,108
3/23	11,141	10,956	11,225
4/23	11,186	11,022	11,282
5/23	11,186	10,902	11,257
6/23	11,186	10,863	11,237
7/23	11,232	10,856	11,302
8/23	11,277	10,786	11,333
9/23	11,249	10,512	11,322
10/23	11,249	10,346	11,350
11/23	11,434	10,815	11,514
12/23	11,573	11,229	11,663
1/24	11,666	11,198	11,715
2/24	11,619	11,040	11,688
3/24	11,712	11,142	11,747
4/24	11,666	10,860	11,719
5/24	11,758	11,044	11,811
6/24	11,804	11,149	11,870
7/24	11,990	11,409	12,018
8/24	12,082	11,573	12,132
9/24	12,162	11,728	12,241
10/24	12,114	11,437	12,181
11/24	12,162	11,558	12,236
12/24	12,162	11,369	12,258
1/25	12,258	11,430	12,320
2/25	12,354	11,681	12,406
3/25	12,354	11,685	12,459
4/25	12,450	11,731	12,536
5/25	12,450	11,647	12,551
6/25	12,545	11,826	12,642
7/25	12,545	11,795	12,653
8/25	12,689	11,936	12,765
9/25	12,728	12,067	12,817
10/25	12,728	12,142	12,860
11/25	12,829	12,217	12,922
12/25	12,829	12,199	12,972

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	5.48%	2.33%	2.52%
Bloomberg US Aggregate Index	7.30%	-0.36%	2.01%
Bloomberg Credit 1-3 Year Index	5.82%	2.46%	2.64%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Bloomberg US Aggregate Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 133,192,000
Holdings Count | Holding			386
Advisory Fees Paid, Amount			$ 516,000
InvestmentCompanyPortfolioTurnover			49.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$133,192 Total Number of Portfolio Holdings386 Portfolio Turnover Rate 49.3% Total Advisory Fees Paid (amount in thousands)$516
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	80.14%
U.S. Government & Government Agency Obligations	15.51%
Investment Companies	4.53%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	22.00%
Asset Backed Securities	20.52%
Government	15.49%
Mortgage Securities	11.76%
Utilities	5.87%
Energy	4.79%
Money Market Funds	4.53%
Consumer, Non-cyclical	4.44%
Technology	3.75%
Industrial	3.19%
Communications	2.93%
Consumer, Cyclical	0.63%
Basic Materials	0.28%
Other Assets and LiabilitiesFootnote Reference*	(0.18)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020923
Shareholder Report [Line Items]
Fund Name			SmallCap Account
Class Name			Class 1
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$90	0.84%

Expenses Paid, Amount			$ 90
Expense Ratio, Percent			0.84%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index ("Index"). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund’s investments outperformed the Index over the year. Health care and financial sectors were key contributors to the Fund's performance during the year. The Fund’s biotechnology holdings within the health care sector performed well amid favorable data releases and acquisition activity. The Fund’s top biotechnology holding performed exceptionally well amid positive phase 2 trial results for its next potential drug pipeline, increasing confidence in future commercialization. Financials contributed positively through strong stock selection among regional banks. Despite a mixed interest-rate environment, select holdings delivered better-than-expected earnings and credit quality resilience. Materials and software sectors were key detractors from relative performance. In the materials sector, metals and mining companies were an area of underperformance primarily driven by the Fund’s underweight position to precious metals stocks which performed well amid strong gold and silver prices. Weak performance in the Fund’s paper packaging holdings also weighed on results amid weaker end market demand and elevated inventories. The Fund’s vertically integrated software holdings underperformed amid the threat of artificial intelligence easily writing software to replace their software as a service offering, while cryptocurrency mining and quantum computing companies within the Index performed exceptionally well.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $24,931	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/15	10,000	10,000	10,000
1/16	9,092	9,436	9,121
2/16	9,070	9,433	9,120
3/16	9,727	10,097	9,848
4/16	9,756	10,159	10,003
5/16	10,059	10,341	10,228
6/16	10,155	10,362	10,222
7/16	10,635	10,774	10,832
8/16	10,766	10,801	11,023
9/16	10,851	10,818	11,146
10/16	10,411	10,584	10,616
11/16	11,461	11,058	11,800
12/16	11,739	11,274	12,131
1/17	11,754	11,486	12,179
2/17	12,024	11,913	12,414
3/17	12,155	12,047	12,566
4/17	11,785	12,171	12,311
5/17	12,032	12,280	12,736
6/17	12,140	12,512	12,831
7/17	11,986	12,536	12,668
8/17	12,614	12,842	13,458
9/17	12,885	13,122	13,573
10/17	13,241	13,521	13,964
12/17	13,249	13,656	13,908
1/18	13,675	14,375	14,271
2/18	13,210	13,846	13,718
3/18	13,373	13,568	13,896
4/18	13,621	13,619	14,016
5/18	14,419	14,004	14,867
6/18	14,636	14,095	14,973
7/18	14,745	14,563	15,234
8/18	15,473	15,074	15,891
9/18	14,870	15,099	15,509
10/18	13,152	13,988	13,824
11/18	13,540	14,268	14,044
12/18	11,806	12,940	12,376
1/19	13,284	14,051	13,768
2/19	13,871	14,545	14,484
3/19	13,672	14,757	14,181
4/19	14,341	15,346	14,662
5/19	13,160	14,353	13,522
6/19	14,118	15,361	14,478
7/19	14,234	15,590	14,561
8/19	13,639	15,272	13,842
9/19	13,972	15,540	14,130
10/19	14,129	15,875	14,502
11/19	14,698	16,478	15,099
12/19	15,041	16,954	15,535
1/20	14,845	16,935	15,037
2/20	13,520	15,549	13,771
3/20	10,449	13,410	10,779
4/20	12,000	15,187	12,259
5/20	13,050	15,999	13,057
6/20	13,442	16,364	13,519
7/20	13,874	17,294	13,893
8/20	14,776	18,546	14,676
9/20	14,600	17,871	14,185
10/20	14,706	17,485	14,483
11/20	17,070	19,613	17,152
12/20	18,380	20,495	18,636
1/21	18,849	20,404	19,573
2/21	20,244	21,042	20,793
3/21	20,840	21,796	21,002
4/21	21,575	22,919	21,443
5/21	21,586	23,024	21,487
6/21	22,054	23,592	21,904
7/21	21,479	23,991	21,113
8/21	22,161	24,675	21,585
9/21	21,561	23,568	20,949
10/21	22,839	25,161	21,840
11/21	21,616	24,778	20,930
12/21	22,079	25,754	21,397
1/22	19,976	24,239	19,337
2/22	20,251	23,628	19,544
3/22	20,350	24,395	19,787
4/22	18,412	22,206	17,826
5/22	18,456	22,176	17,853
6/22	18,588	22,227	18,095
7/22	18,291	21,398	17,725
8/22	18,411	21,005	17,790
9/22	18,760	22,102	18,206
12/22	17,524	20,808	17,024
1/23	19,284	22,241	18,684
2/23	19,204	21,721	18,368
3/23	18,532	22,302	17,491
4/23	18,182	22,539	17,176
5/23	17,833	22,627	17,017
6/23	19,392	24,172	18,401
7/23	20,373	25,039	19,526
8/23	19,486	24,555	18,549
9/23	18,183	23,386	17,457
10/23	16,794	22,766	16,267
11/23	18,425	24,888	17,739
12/23	20,245	26,209	19,906
1/24	19,800	26,499	19,132
2/24	20,865	27,933	20,214
3/24	21,795	28,835	20,938
4/24	20,258	27,566	19,464
5/24	20,986	28,868	20,440
6/24	20,595	29,762	20,251
7/24	22,011	30,315	22,309
8/24	21,795	30,975	21,976
9/24	21,827	31,616	22,129
10/24	21,523	31,384	21,810
11/24	23,359	33,471	24,202
12/24	21,661	32,448	22,203
1/25	22,641	33,473	22,785
2/25	21,495	32,831	21,567
3/25	19,811	30,916	20,099
4/25	19,604	30,709	19,634
5/25	20,529	32,655	20,683
6/25	21,771	34,314	21,807
7/25	22,268	35,070	22,185
8/25	23,828	35,881	23,770
9/25	23,985	37,120	24,510
10/25	24,320	37,915	24,953
11/25	25,397	38,019	25,193
12/25	24,931	38,012	25,047

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	15.10%	6.29%	9.57%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 176,202,000
Holdings Count | Holding			117
Advisory Fees Paid, Amount			$ 1,388,000
InvestmentCompanyPortfolioTurnover			37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$176,202 Total Number of Portfolio Holdings117 Portfolio Turnover Rate 37.0% Total Advisory Fees Paid (amount in thousands)$1,388
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	2.06%
Other Assets and Liabilities	(2.14)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.41%
Consumer, Non-cyclical	24.24%
Industrial	19.20%
Technology	10.45%
Consumer, Cyclical	9.18%
Energy	5.18%
Basic Materials	2.67%
Utilities	2.51%
Communications	2.24%
Money Market Funds	2.06%
Other Assets and Liabilities	(2.14)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000152597
Shareholder Report [Line Items]
Fund Name			SmallCap Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$118	1.10%

Expenses Paid, Amount			$ 118
Expense Ratio, Percent			1.10%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index ("Index"). Those managing the Fund’s investments seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations. The Fund’s investments outperformed the Index over the year. Health care and financial sectors were key contributors to the Fund's performance during the year. The Fund’s biotechnology holdings within the health care sector performed well amid favorable data releases and acquisition activity. The Fund’s top biotechnology holding performed exceptionally well amid positive phase 2 trial results for its next potential drug pipeline, increasing confidence in future commercialization. Financials contributed positively through strong stock selection among regional banks. Despite a mixed interest-rate environment, select holdings delivered better-than-expected earnings and credit quality resilience. Materials and software sectors were key detractors from relative performance. In the materials sector, metals and mining companies were an area of underperformance primarily driven by the Fund’s underweight position to precious metals stocks which performed well amid strong gold and silver prices. Weak performance in the Fund’s paper packaging holdings also weighed on results amid weaker end market demand and elevated inventories. The Fund’s vertically integrated software holdings underperformed amid the threat of artificial intelligence easily writing software to replace their software as a service offering, while cryptocurrency mining and quantum computing companies within the Index performed exceptionally well.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $24,315	Russell 3000 Index $38,012	Russell 2000 Index $25,047
12/15	10,000	10,000	10,000
1/16	9,090	9,436	9,121
2/16	9,068	9,433	9,120
3/16	9,726	10,097	9,848
4/16	9,749	10,159	10,003
5/16	10,044	10,341	10,228
6/16	10,148	10,362	10,222
7/16	10,621	10,774	10,832
8/16	10,742	10,801	11,023
9/16	10,835	10,818	11,146
10/16	10,395	10,584	10,616
11/16	11,437	11,058	11,800
12/16	11,715	11,274	12,131
1/17	11,723	11,486	12,179
2/17	11,986	11,913	12,414
3/17	12,117	12,047	12,566
4/17	11,746	12,171	12,311
5/17	11,986	12,280	12,736
6/17	12,094	12,512	12,831
7/17	11,935	12,536	12,668
8/17	12,561	12,842	13,458
9/17	12,824	13,122	13,573
10/17	13,180	13,521	13,964
12/17	13,188	13,656	13,908
1/18	13,605	14,375	14,271
2/18	13,141	13,846	13,718
3/18	13,304	13,568	13,896
4/18	13,543	13,619	14,016
5/18	14,332	14,004	14,867
6/18	14,549	14,095	14,973
7/18	14,649	14,563	15,234
8/18	15,369	15,074	15,891
9/18	14,767	15,099	15,509
10/18	13,064	13,988	13,824
11/18	13,443	14,268	14,044
12/18	11,715	12,940	12,376
1/19	13,179	14,051	13,768
2/19	13,764	14,545	14,484
3/19	13,566	14,757	14,181
4/19	14,224	15,346	14,662
5/19	13,048	14,353	13,522
6/19	13,994	15,361	14,478
7/19	14,109	15,590	14,561
8/19	13,517	15,272	13,842
9/19	13,848	15,540	14,130
10/19	13,994	15,875	14,502
11/19	14,551	16,478	15,099
12/19	14,892	16,954	15,535
1/20	14,697	16,935	15,037
2/20	13,380	15,549	13,771
3/20	10,345	13,410	10,779
4/20	11,877	15,187	12,259
5/20	12,911	15,999	13,057
6/20	13,292	16,364	13,519
7/20	13,721	17,294	13,893
8/20	14,609	18,546	14,676
9/20	14,429	17,871	14,185
10/20	14,524	17,485	14,483
11/20	16,871	19,613	17,152
12/20	18,150	20,495	18,636
1/21	18,615	20,404	19,573
2/21	19,989	21,042	20,793
3/21	20,570	21,796	21,002
4/21	21,300	22,919	21,443
5/21	21,300	23,024	21,487
6/21	21,765	23,592	21,904
7/21	21,183	23,991	21,113
8/21	21,860	24,675	21,585
9/21	21,252	23,568	20,949
10/21	22,518	25,161	21,840
11/21	21,296	24,778	20,930
12/21	21,754	25,754	21,397
1/22	19,680	24,239	19,337
2/22	19,942	23,628	19,544
3/22	20,040	24,395	19,787
4/22	18,119	22,206	17,826
5/22	18,163	22,176	17,853
6/22	18,283	22,227	18,095
7/22	17,988	21,398	17,725
8/22	18,105	21,005	17,790
9/22	18,438	22,102	18,206
12/22	17,211	20,808	17,024
1/23	18,958	22,241	18,684
2/23	18,878	21,721	18,368
3/23	18,198	22,302	17,491
4/23	17,851	22,539	17,176
5/23	17,518	22,627	17,017
6/23	19,038	24,172	18,401
7/23	19,984	25,039	19,526
8/23	19,118	24,555	18,549
9/23	17,833	23,386	17,457
10/23	16,473	22,766	16,267
11/23	18,073	24,888	17,739
12/23	19,860	26,209	19,906
1/24	19,407	26,499	19,132
2/24	20,461	27,933	20,214
3/24	21,354	28,835	20,938
4/24	19,847	27,566	19,464
5/24	20,554	28,868	20,440
6/24	20,167	29,762	20,251
7/24	21,541	30,315	22,309
8/24	21,341	30,975	21,976
9/24	21,347	31,616	22,129
10/24	21,061	31,384	21,810
11/24	22,860	33,471	24,202
12/24	21,184	32,448	22,203
1/25	22,138	33,473	22,785
2/25	21,006	32,831	21,567
3/25	19,371	30,916	20,099
4/25	19,153	30,709	19,634
5/25	20,052	32,655	20,683
6/25	21,265	34,314	21,807
7/25	21,756	35,070	22,185
8/25	23,269	35,881	23,770
9/25	23,411	37,120	24,510
10/25	23,741	37,915	24,953
11/25	24,788	38,019	25,193
12/25	24,315	38,012	25,047

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	14.78%	6.02%	9.29%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The Russell 3000 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 176,202,000
Holdings Count | Holding			117
Advisory Fees Paid, Amount			$ 1,388,000
InvestmentCompanyPortfolioTurnover			37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$176,202 Total Number of Portfolio Holdings117 Portfolio Turnover Rate 37.0% Total Advisory Fees Paid (amount in thousands)$1,388
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	100.08%
Investment Companies	2.06%
Other Assets and Liabilities	(2.14)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	24.41%
Consumer, Non-cyclical	24.24%
Industrial	19.20%
Technology	10.45%
Consumer, Cyclical	9.18%
Energy	5.18%
Basic Materials	2.67%
Utilities	2.51%
Communications	2.24%
Money Market Funds	2.06%
Other Assets and Liabilities	(2.14)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000238595
Shareholder Report [Line Items]
Fund Name			U.S. LargeCap S&P 500 Index Buffer April Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer April Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$101	0.95%

Expenses Paid, Amount			$ 101
Expense Ratio, Percent			0.95%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (“Index”) while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on April 1 and ending on March 31. The Fund invests at least 80% of its net assets in exchange-traded funds and options that reference the Index, which represents large capitalization U.S. equities without dividend returns. The Fund employs a defined outcome strategy that uses options to gain exposure to the Index while mitigating the first 10% decline in the Index. The Principal Variable Contracts U.S. LargeCap Buffer Funds are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The Fund uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put, ETF holdings, and deep in-the-money call contributed to performance, while the at-the-money put and out-of-the-money call detracted from performance. Overall, performance since launch is in line with expectations. Note that intra-period performance may differ in an unpredictable way from full period performance.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $14,964	S&P 500 Index $17,667	S&P 500 Price Return Index $16,996
3/23	10,000	10,000	10,000
3/23	10,000	10,204	10,202
4/23	10,120	10,363	10,352
5/23	10,130	10,408	10,377
6/23	10,640	11,096	11,049
7/23	10,880	11,453	11,393
8/23	10,750	11,270	11,191
9/23	10,390	10,733	10,646
10/23	10,230	10,507	10,412
11/23	10,900	11,467	11,341
12/23	11,287	11,988	11,842
1/24	11,424	12,189	12,030
2/24	11,868	12,840	12,653
3/24	12,164	13,253	13,045
4/24	11,823	12,712	12,502
5/24	12,256	13,342	13,103
6/24	12,563	13,821	13,557
7/24	12,654	13,989	13,710
8/24	12,905	14,329	14,023
9/24	13,128	14,635	14,307
10/24	13,025	14,502	14,165
11/24	13,606	15,353	14,977
12/24	13,366	14,987	14,603
1/25	13,647	15,404	14,997
2/25	13,519	15,203	14,783
3/25	12,880	14,347	13,933
4/25	12,803	14,250	13,827
5/25	13,353	15,146	14,677
6/25	13,852	15,917	15,405
7/25	14,069	16,274	15,739
8/25	14,300	16,604	16,039
9/25	14,664	17,210	16,606
10/25	14,912	17,613	16,982
11/25	14,951	17,656	17,004
12/25	14,964	17,667	16,996

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Class 2 Shares	11.95%	15.73%
S&P 500 Index	17.88%	22.91%
S&P 500 Price Return Index	16.39%	21.20%

Performance Inception Date			Mar. 29, 2023
No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The S&P 500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 33,827,000
Holdings Count | Holding			9
Advisory Fees Paid, Amount			$ 262,000
InvestmentCompanyPortfolioTurnover			25.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$33,827 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 25.3% Total Advisory Fees Paid (amount in thousands)$262
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	87.89%
Purchased Options	16.15%
Other Assets and LiabilitiesFootnote Reference*	(4.04)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	87.86%
Purchased Options	16.15%
Money Market Funds	0.03%
Other Assets and LiabilitiesFootnote Reference*	(4.04)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000238596
Shareholder Report [Line Items]
Fund Name			U.S. LargeCap S&P 500 Index Buffer January Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer January Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$102	0.96%

Expenses Paid, Amount			$ 102
Expense Ratio, Percent			0.96%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (“Index”) while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on January 1 and ending on December 31. The Fund invests at least 80% of its net assets in exchange-traded funds and options that reference the Index which represents large capitalization U.S. equities without dividend returns. The Fund employs a defined outcome strategy that uses options to gain exposure to the Index while mitigating the first 10% decline in the Index. The Principal Variable Contracts U.S. LargeCap Buffer Funds are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The Fund uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put, ETF holdings, and deep in-the-money call contributed to performance, while the at-the-money put and out-of-the-money call detracted from performance. Overall, performance since launch is in line with expectations. Note that intra-period performance may differ in an unpredictable way from full period performance.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $15,927	S&P 500 Index $18,892	S&P 500 Price Return Index $18,094
12/22	10,000	10,000	10,000
12/22	10,000	10,151	10,149
1/23	10,430	10,788	10,775
2/23	10,240	10,525	10,494
3/23	10,560	10,912	10,862
4/23	10,680	11,082	11,021
5/23	10,700	11,130	11,048
6/23	11,230	11,866	11,763
7/23	11,490	12,247	12,130
8/23	11,350	12,052	11,915
9/23	10,955	11,477	11,334
10/23	10,784	11,236	11,085
11/23	11,535	12,262	12,074
12/23	11,942	12,819	12,608
1/24	12,108	13,034	12,808
2/24	12,547	13,730	13,471
3/24	12,855	14,172	13,889
4/24	12,452	13,593	13,311
5/24	12,902	14,267	13,950
6/24	13,246	14,779	14,433
7/24	13,365	14,959	14,597
8/24	13,626	15,322	14,930
9/24	13,841	15,649	15,232
10/24	13,746	15,507	15,081
11/24	14,364	16,418	15,945
12/24	14,126	16,026	15,547
1/25	14,376	16,473	15,967
2/25	14,269	16,258	15,739
3/25	13,734	15,342	14,834
4/25	13,663	15,238	14,720
5/25	14,233	16,197	15,626
6/25	14,768	17,020	16,401
7/25	14,982	17,402	16,757
8/25	15,220	17,755	17,076
9/25	15,592	18,403	17,679
10/25	15,851	18,834	18,080
11/25	15,896	18,880	18,104
12/25	15,927	18,892	18,094

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Class 2 Shares	12.74%	16.73%
S&P 500 Index	17.88%	23.55%
S&P 500 Price Return Index	16.39%	21.79%

Performance Inception Date			Dec. 28, 2022
No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The S&P 500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 61,294,000
Holdings Count | Holding			9
Advisory Fees Paid, Amount			$ 348,000
InvestmentCompanyPortfolioTurnover			112.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$61,294 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 112.3% Total Advisory Fees Paid (amount in thousands)$348
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	38.42%
Purchased Options	7.30%
Other Assets and LiabilitiesFootnote Reference*	54.28%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	36.29%
Purchased Options	7.30%
Money Market Funds	2.13%
Other Assets and LiabilitiesFootnote Reference*	54.28%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000235586
Shareholder Report [Line Items]
Fund Name			U.S. LargeCap S&P 500 Index Buffer July Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer July Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$103	0.97%

Expenses Paid, Amount			$ 103
Expense Ratio, Percent			0.97%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (“Index”) while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on July 1 and ending on June 30. The Fund invests at least 80% of its net assets in exchange-traded funds and options that reference the Index which represents large capitalization U.S. equities without dividend returns. The Fund employs a defined outcome strategy that uses options to gain exposure to the Index while mitigating the first 10% decline in the Index. The Principal Variable Contracts U.S. LargeCap Buffer Funds are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The Fund uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put, ETF holdings, and deep-in-the-money call contributed to performance, while the at-the-money put and out-of-the-money call detracted from performance. Overall, performance since launch is in line with expectations. Note that intra-period performance may differ in an unpredictable way from full period performance.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $16,093	S&P 500 Index $18,878	S&P 500 Price Return Index $17,926
6/22	10,000	10,000	10,000
7/22	10,000	9,914	9,912
8/22	10,660	10,828	10,816
9/22	10,340	10,387	10,357
10/22	10,200	10,193	10,139
11/22	10,600	10,763	10,684
12/22	10,193	10,143	10,054
1/23	10,635	10,780	10,675
2/23	10,454	10,517	10,396
3/23	10,735	10,903	10,761
4/23	10,835	11,074	10,918
5/23	10,875	11,122	10,945
6/23	11,357	11,857	11,654
7/23	11,638	12,238	12,017
8/23	11,508	12,043	11,804
9/23	11,105	11,469	11,229
10/23	10,944	11,227	10,982
11/23	11,648	12,253	11,961
12/23	12,052	12,809	12,490
1/24	12,165	13,025	12,689
2/24	12,661	13,720	13,345
3/24	13,002	14,162	13,759
4/24	12,548	13,583	13,186
5/24	13,054	14,257	13,820
6/24	13,446	14,768	14,299
7/24	13,560	14,948	14,461
8/24	13,807	15,311	14,791
9/24	14,041	15,637	15,090
10/24	13,843	15,496	14,940
11/24	14,458	16,405	15,796
12/24	14,208	16,014	15,402
1/25	14,500	16,460	15,818
2/25	14,364	16,245	15,592
3/25	13,770	15,330	14,695
4/25	13,687	15,226	14,583
5/25	14,291	16,185	15,480
6/25	14,875	17,008	16,248
7/25	15,125	17,389	16,600
8/25	15,375	17,742	16,917
9/25	15,775	18,389	17,514
10/25	16,047	18,820	17,912
11/25	16,081	18,866	17,935
12/25	16,093	18,878	17,926

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Class 2 Shares	13.26%	14.53%
S&P 500 Index	17.88%	19.86%
S&P 500 Price Return Index	16.39%	18.11%

Performance Inception Date			Jun. 29, 2022
No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The S&P 500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 45,181,000
Holdings Count | Holding			9
Advisory Fees Paid, Amount			$ 394,000
InvestmentCompanyPortfolioTurnover			126.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$45,181 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 126.9% Total Advisory Fees Paid (amount in thousands)$394
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	88.52%
Purchased Options	14.95%
Other Assets and LiabilitiesFootnote Reference*	(3.47)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	88.45%
Purchased Options	14.95%
Money Market Funds	0.07%
Other Assets and LiabilitiesFootnote Reference*	(3.47)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000238594
Shareholder Report [Line Items]
Fund Name			U.S. LargeCap S&P 500 Index Buffer October Account
Class Name			Class 2
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about U.S. LargeCap S&P 500 Index Buffer October Account (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number			1-800-222-5852
Additional Information Email			prospectus@principalfunds.com
Additional Information Website			www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$102	0.96%

Expenses Paid, Amount			$ 102
Expense Ratio, Percent			0.96%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (“Index”) while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period beginning on October 1 and ending on September 30. The Fund invests at least 80% of its net assets in exchange-traded funds and options that reference the Index which represents large capitalization U.S. equities without dividend returns. The Fund employs a defined outcome strategy that uses options to gain exposure to the Index while mitigating the first 10% decline in the Index. The Principal Variable Contracts U.S. LargeCap Buffer Funds are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The Fund uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put, ETF holdings, and deep in-the-money call contributed to performance, while the at-the-money put and out-of-the-money call detracted from performance. Overall, performance since launch is in line with expectations. Note that intra-period performance may differ in an unpredictable way from full period performance.

Performance Past Does Not Indicate Future [Text]			Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $16,952	S&P 500 Index $19,718	S&P 500 Price Return Index $18,804
9/22	10,000	10,000	10,000
9/22	10,000	9,850	9,849
10/22	10,570	10,647	10,636
11/22	11,020	11,242	11,208
12/22	10,529	10,595	10,547
1/23	11,020	11,260	11,198
2/23	10,809	10,985	10,906
3/23	11,120	11,389	11,288
4/23	11,250	11,567	11,453
5/23	11,290	11,617	11,482
6/23	11,861	12,384	12,225
7/23	12,162	12,782	12,605
8/23	12,012	12,579	12,382
9/23	11,570	11,979	11,779
10/23	11,406	11,727	11,520
11/23	12,157	12,798	12,547
12/23	12,577	13,380	13,102
1/24	12,706	13,604	13,311
2/24	13,201	14,331	13,999
3/24	13,545	14,792	14,433
4/24	13,125	14,188	13,833
5/24	13,641	14,891	14,497
6/24	14,018	15,426	14,999
7/24	14,136	15,613	15,169
8/24	14,415	15,992	15,516
9/24	14,654	16,334	15,829
10/24	14,611	16,186	15,672
11/24	15,215	17,136	16,570
12/24	14,989	16,727	16,156
1/25	15,291	17,193	16,593
2/25	15,172	16,969	16,356
3/25	14,611	16,013	15,415
4/25	14,525	15,904	15,298
5/25	15,140	16,905	16,239
6/25	15,701	17,765	17,044
7/25	15,949	18,163	17,414
8/25	16,197	18,532	17,746
9/25	16,599	19,208	18,373
10/25	16,879	19,658	18,789
11/25	16,928	19,706	18,814
12/25	16,952	19,718	18,804

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Class 2 Shares	13.10%	17.61%
S&P 500 Index	17.88%	23.19%
S&P 500 Price Return Index	16.39%	21.41%

Performance Inception Date			Sep. 29, 2022
No Deduction of Taxes [Text Block]			The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]			The S&P 500 Index is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index”. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]			Visit www.PrincipalAM.com for more recent performance information.
AssetsNet			$ 87,092,000
Holdings Count | Holding			9
Advisory Fees Paid, Amount			$ 472,000
InvestmentCompanyPortfolioTurnover			89.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$87,092 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 89.5% Total Advisory Fees Paid (amount in thousands)$472
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	124.39%
Purchased Options	21.39%
Other Assets and LiabilitiesFootnote Reference*	(45.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Exchange-Traded Funds	124.39%
Purchased Options	21.39%
Money Market Funds	0.00%
Other Assets and LiabilitiesFootnote Reference*	(45.78)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2025 to December 31, 2025. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

[1]	Expenses are for the period from April 30, 2025, date operations commenced, through December 31, 2025. Expenses for the full reporting period would be higher.
[2]	Computed on an annualized basis.